UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

400 Park Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Rochelle Levy

400 Park Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended (17 CFR § 270.30e-1) is attached hereto.

City National Rochdale Funds

City National Rochdale Government Money Market Fund

Class N Shares - CNGXX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Class N Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class N Shares	$65	0.63%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$7,870,331	39	$2,950	0%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.7%
Repurchase Agreements	17.8%
U.S. Government Agency Obligations	32.3%
U.S. Treasury Obligations	48.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Goldman Sachs	8.9%
United States Treasury Bill, 5.11%, 10/29/2024	5.1%
FHLB DN	5.0%
FHLB DN	4.4%
United States Treasury Bill, 4.71%, 11/19/2024	4.4%
FHLB DN	4.1%
United States Treasury Bill, 5.31%, 10/3/2024	3.8%
United States Treasury Bill, 5.15%, 10/22/2024	3.8%
United States Treasury Bill, 4.98%, 11/5/2024	3.8%
FHLB DN	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale Government Money Market Fund / Class N Shares - CNGXX

Annual Shareholder Report - September 30, 2024

CNR-AR-TSR-2024-6

City National Rochdale Funds

City National Rochdale Government Money Market Fund

Class S Shares - CNFXX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Class S Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class S Shares	$81	0.79%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$7,870,331	39	$2,950	0%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.7%
Repurchase Agreements	17.8%
U.S. Government Agency Obligations	32.3%
U.S. Treasury Obligations	48.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Goldman Sachs	8.9%
United States Treasury Bill, 5.11%, 10/29/2024	5.1%
FHLB DN	5.0%
FHLB DN	4.4%
United States Treasury Bill, 4.71%, 11/19/2024	4.4%
FHLB DN	4.1%
United States Treasury Bill, 5.31%, 10/3/2024	3.8%
United States Treasury Bill, 5.15%, 10/22/2024	3.8%
United States Treasury Bill, 4.98%, 11/5/2024	3.8%
FHLB DN	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale Government Money Market Fund / Class S Shares - CNFXX

Annual Shareholder Report - September 30, 2024

CNR-AR-TSR-2024-7

City National Rochdale Funds

City National Rochdale Government Money Market Fund

Servicing Class Shares - CNIXX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Servicing Class Shares	$35	0.34%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$7,870,331	39	$2,950	0%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.7%
Repurchase Agreements	17.8%
U.S. Government Agency Obligations	32.3%
U.S. Treasury Obligations	48.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Goldman Sachs	8.9%
United States Treasury Bill, 5.11%, 10/29/2024	5.1%
FHLB DN	5.0%
FHLB DN	4.4%
United States Treasury Bill, 4.71%, 11/19/2024	4.4%
FHLB DN	4.1%
United States Treasury Bill, 5.31%, 10/3/2024	3.8%
United States Treasury Bill, 5.15%, 10/22/2024	3.8%
United States Treasury Bill, 4.98%, 11/5/2024	3.8%
FHLB DN	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale Government Money Market Fund / Servicing Class Shares - CNIXX

Annual Shareholder Report - September 30, 2024

CNR-AR-TSR-2024-5

City National Rochdale Funds

City National Rochdale Municipal High Income Fund

Class N - CNRNX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Class N Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Class N	$118	1.10%

How did the Fund perform in the last year?

The N Class shares of the Fund posted a return of 3.37% for Q3 2024 versus the Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US return of 3.08%. Calendar year-to-date, as of September 30, 2024, the Fund returned 6.93% versus the Index return of 5.63%. For the fiscal year ending September 30, 2024, the Fund returned 14.04%, which underperformed its benchmark return of 14.53%.

High Yield municipal bonds have outperformed their Investment Grade counterparts in part due to strong technical data such as investor demand, as witnessed by positive fund flows, and lack of high yield supply. The Fund's effective duration has remained in line with its benchmark, if not slightly below throughout the year. The Fund has continued to reduce exposure to more speculative non-rated bonds and has added higher quality bonds. Fundamentally, high yield municipal credit quality remains strong, with weaknesses in only a couple of discrete sectors, such as small private universities and the industrial development sector. The portfolio management team utilizes a bottom’s-up fundamental research process, which includes site visits and meeting with management.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
City National Rochdale Municipal High Income Fund, Class N	14.04%	0.60%	2.39%
Bloomberg US Municipal Bond Index (USD)*	10.37%	1.39%	2.52%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US	14.53%	2.42%	3.73%
	City National Rochdale Municipal High Income Fund, Class N - $12658	Bloomberg US Municipal Bond Index (USD)* - $12821	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US - $14429
Sep/14	$10000	$10000	$10000
Sep/15	$10355	$10316	$10203
Sep/16	$11218	$10892	$11121
Sep/17	$11237	$10987	$11257
Sep/18	$11431	$11025	$11698
Sep/19	$12286	$11968	$12801
Sep/20	$12307	$12458	$13120
Sep/21	$13231	$12785	$14140
Sep/22	$11052	$11315	$12212
Sep/23	$11100	$11616	$12598
Sep/24	$12658	$12821	$14429

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-888-889-0799 or visit https://www.citynationalrochdalefunds.com/dashboard for current month-end performance.

Footnote Reference*As of September 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$840,961	422	$4,658	18%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Education 18.8%
Industrial Development 18.7%
General Revenue 16.9%
Nursing Homes 13.8%
Healthcare 10.8%
General Obligations 3.8%
Transportation 3.5%
Housing 3.5%
Airports 3.4%
Tobacco 3.2%
Short-Term Investment 1.1%
Pollution Control 0.7%
Water 0.4%
Board Bank Revenue 0.1%

Value	Value
Board Bank Revenue	0.1%
Water	0.4%
Pollution Control	0.7%
Short-Term Investment	1.1%
Tobacco	3.2%
Airports	3.4%
Housing	3.5%
Transportation	3.5%
General Obligations	3.8%
Healthcare	10.8%
Nursing Homes	13.8%
General Revenue	16.9%
Industrial Development	18.7%
Education	18.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.2%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.8%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.7%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.7%
Sierra Vista, Industrial Development Authority	5.750%	06/15/53	0.7%
New York State, Dormitory Authority, Ser A	5.000%	03/15/54	0.7%
California State, Community Choice Financing Authority	3.000%	02/01/57	0.6%
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C	7.000%	09/15/44	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale Municipal High Income Fund / Class N - CNRNX

Annual Shareholder Report - September 30, 2024

CNR-AR-TSR-2024-2

City National Rochdale Funds

City National Rochdale Municipal High Income Fund

Servicing Class - CNRMX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Servicing Class	$91	0.85%

How did the Fund perform in the last year?

Bloomberg 60% Tax-Exempt High Yield/40% MunicipalInvestment Grade Custom Capped Custom Capped CustomWeighted Index Unhedged USThe Servicing Class shares of the Fund posted a return of 3.45% for Q3 2024 versus the Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US return of 3.08%. Calendar year-to-date, as of September 30, 2024, the Fund returned 7.01% versus the Index return of 5.63%. For the fiscal year ending September 30, 2024, the Fund returned 14.32%, which underperformed its benchmark return of 14.53%.

High Yield municipal bonds have outperformed their Investment Grade counterparts in part due to strong technical data such as investor demand, as witnessed by positive fund flows, and lack of high yield supply. The Fund's effective duration has remained in line with its benchmark, if not slightly below throughout the year. The Fund has continued to reduce exposure to more speculative non-rated bonds and has added higher quality bonds. Fundamentally, high yield municipal credit quality remains strong, with weaknesses in only a couple of discrete sectors, such as small private universities and the industrial development sector. The portfolio management team utilizes a bottom’s-up fundamental research process, which includes site visits and meeting with management.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
City National Rochdale Municipal High Income Fund, Servicing Class	14.32%	0.85%	2.63%
Bloomberg US Municipal Bond Index (USD)*	10.37%	1.39%	2.52%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US	14.53%	2.42%	3.73%
	City National Rochdale Municipal High Income Fund, Servicing Class - $12964	Bloomberg US Municipal Bond Index (USD)* - $12821	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US - $14429
Sep/14	$10000	$10000	$10000
Sep/15	$10381	$10316	$10203
Sep/16	$11263	$10892	$11121
Sep/17	$11320	$10987	$11257
Sep/18	$11534	$11025	$11698
Sep/19	$12427	$11968	$12801
Sep/20	$12491	$12458	$13120
Sep/21	$13461	$12785	$14140
Sep/22	$11275	$11315	$12212
Sep/23	$11340	$11616	$12598
Sep/24	$12964	$12821	$14429

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-888-889-0799 or visit https://www.citynationalrochdalefunds.com/dashboard for current month-end performance.

Footnote Reference*As of September 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$840,961	422	$4,658	18%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Board Bank Revenue	0.1%
Water	0.4%
Pollution Control	0.7%
Short-Term Investment	1.1%
Tobacco	3.2%
Airports	3.4%
Housing	3.5%
Transportation	3.5%
General Obligations	3.8%
Healthcare	10.8%
Nursing Homes	13.8%
General Revenue	16.9%
Industrial Development	18.7%
Education	18.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.2%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.8%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.7%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.7%
Sierra Vista, Industrial Development Authority	5.750%	06/15/53	0.7%
New York State, Dormitory Authority, Ser A	5.000%	03/15/54	0.7%
California State, Community Choice Financing Authority	3.000%	02/01/57	0.6%
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C	7.000%	09/15/44	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale Municipal High Income Fund / Servicing Class - CNRMX

Annual Shareholder Report - September 30, 2024

CNR-AR-TSR-2024-1

City National Rochdale Funds

City National Rochdale Fixed Income Opportunities Fund

Class N Shares - RIMOX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Class N Shares of the City National Rochdale Fixed Income Opportunities Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Fixed Income Opportunities Fund, Class N Shares	$120	1.14%

How did the Fund perform in the last year?

The Fund’s Class N shares posted a return of 2.24% for Q3 2024, which underperformed the blended benchmark (40% Bloomberg Multiverse Total Return Index Value Hedged USD, 35% S&P Global Leveraged Loan Index, 25% Bloomberg Emerging Markets High Yield Index) return of 4.45%. Calendar year to date, as of September 30, 2024, the Fund returned 6.52% versus the blended benchmark return of 7.48%. For the fiscal year ended September 30, 2024, the Fund returned 10.32%, which underperformed the blended benchmark return of 14.07%.

Opportunistic income had a reasonable start to the year 2024, but had a challenging Q3 on a relative basis. For Q3, the Fund’s underlying managers performed reasonably well, but the Fund slightly lagged in U.S. High Yield and Emerging Markets High Yield Corporate Debt. This was offset by relative performance in CLOs and U.S. Leveraged Loans for the quarter. The lag was more driven by significantly strong returns in the investment grade markets, which is present in the blended benchmark, and strong overall performance of the U.S. High Yield Bond market for the quarter. In terms of outlook, our manager discussions have included positioning the Fund’s portfolio on the conservative side with ideas such as shortening duration and taking advantage of rating agency mismatches where possible.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
City National Rochdale Fixed Income Opportunities Fund, Class N Shares	10.32%	2.60%	3.27%
Bloomberg Global Aggregate Bond Index (USD)*	11.99%	-0.83%	0.57%
Bloomberg Global Aggregate - Corporate Hedged (TR) (USD)	13.26%	1.34%	3.01%
40% Bloomberg Multiverse TR Index Value Hedged/35%S&P Global Leveraged Loan Index/25%Bloomberg Emerging Markets High Yield Index	14.07%	3.20%	3.70%
	City National Rochdale Fixed Income Opportunities Fund, Class N Shares - $13802	Bloomberg Global Aggregate Bond Index (USD)* - $10586	Bloomberg Global Aggregate - Corporate Hedged (TR) (USD) - $13458	40% Bloomberg Multiverse TR Index Value Hedged/35%S&P Global Leveraged Loan Index/25%Bloomberg Emerging Markets High Yield Index - $14378
Sep/14	$10000	$10000	$10000	$10000
Sep/15	$9912	$9674	$10145	$10008
Sep/16	$10709	$10528	$11016	$10970
Sep/17	$11564	$10396	$11264	$11437
Sep/18	$11690	$10259	$11274	$11539
Sep/19	$12138	$11038	$12593	$12281
Sep/20	$12024	$11726	$13374	$12636
Sep/21	$13243	$11620	$13631	$13206
Sep/22	$11226	$9246	$11359	$11456
Sep/23	$12510	$9453	$11883	$12604
Sep/24	$13802	$10586	$13458	$14378

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-888-889-0799 or visit https://www.citynationalrochdalefunds.com/dashboard for current month-end performance.

Footnote Reference*As of September 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,884,920	1,252	$9,981	34%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Corporate Bonds 46.9%
Collateralized Loan Obligations 19.7%
Loan Participations 17.8%
Short-Term Investments 4.0%
Non-Listed Business Development Companies 3.7%
Limited Partnership 3.4%
Note 2.6%
Convertible Bonds 1.1%
Sovereign Debt 0.9%
Common Stock 0.3%
Forward Foreign Currency Contracts 0.0%
Preferred Stock 0.0%
Futures Contract 0.0%
Warrants 0.0%

Value	Value
Warrants	0.0%
Futures Contract	0.0%
Preferred Stock	0.0%
Forward Foreign Currency Contracts	0.0%
Common Stock	0.3%
Sovereign Debt	0.9%
Convertible Bonds	1.1%
Note	2.6%
Limited Partnership	3.4%
Non-Listed Business Development Companies	3.7%
Short-Term Investments	4.0%
Loan Participations	17.8%
Collateralized Loan Obligations	19.7%
Corporate Bonds	46.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Golub Capital BDC 4	0.000%	—	3.1%
Primary Wave Music IP Fund LP	0.000%	—	2.8%
City National Rochdale FIOF Investments (Ireland) Limited	0.000%	—	2.6%
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR	0.000%	10/15/37	0.8%
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl A, EUR003M + 0.920%	4.608%	01/20/33	0.8%
Fair Oaks Loan Funding III DAC, Ser 2021-3X, Cl AR, EUR003M + 1.000%	4.685%	10/15/34	0.6%
TCW Direct Lending LLC	0.000%	—	0.6%
Pikes Peak CLO 14, Ser 2023-14A, Cl A1, TSFR3M + 1.950%	7.232%	04/20/36	0.6%
PARK BLUE CLO, Ser 2023-3A, Cl A1, TSFR3M + 2.000%	7.282%	04/20/36	0.5%
Sandstone Peak III, Ser 2024-1A, Cl A1, TSFR3M + 1.630%	6.966%	04/25/37	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale Fixed Income Opportunities Fund / Class N Shares - RIMOX

Annual Shareholder Report - September 30, 2024

CNR-AR-TSR-2024-4

City National Rochdale Funds

City National Rochdale Equity Income Fund

Class N Shares - RIMHX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Class N Shares of the City National Rochdale Equity Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Equity Income Fund, Class N Shares	$155	1.35%

How did the Fund perform in the last year?

The Fund’s Class N shares posted a net return of +12.94% in Q3 2024, which slightly underperformed the Dow Jones U.S. Select Dividend Index’s return of +13.13%. Year to date, the Fund’s return is +20.88% versus +18.82% for its benchmark. For the fiscal year ended September 30, 2024, the Fund returned net +30.37%, which modestly underperformed the benchmark return of +30.90%.

Generally, the Fund’s portfolio is relatively balanced between cyclical and defensive sectors, close to neutral but with modest defensive, aligned with an improving macro outlook amidst ongoing risks. YTD returns have benefited from avoidance of multiple dividend cuts in its benchmark. Stock selection continues to focus on quality companies that should outperform over the course of the cycle, although recent trades have added some more cyclical names for both alpha and risk reduction purposes. We expect that our emphasis on quality will lead to superior returns over the entire course of the market cycle. Stock selection remains biased towards dividend growth over yield given the inflationary backdrop and benefits of compounding. We continue to closely monitor the Fund’s holdings and we believe that they are executing well amidst a challenging environment.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
City National Rochdale Equity Income Fund, Class N Shares	30.37%	5.74%	6.66%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Dow Jones US Select Dividend Index (Gross) (USD)	30.90%	10.25%	10.48%
	City National Rochdale Equity Income Fund, Class N Shares - $19061	S&P 500® Index (TR)* - $35098	Dow Jones US Select Dividend Index (Gross) (USD) - $27099
Sep/14	$10000	$10000	$10000
Sep/15	$10053	$9939	$10224
Sep/16	$12014	$11472	$12497
Sep/17	$12575	$13607	$14148
Sep/18	$12964	$16044	$15645
Sep/19	$14422	$16727	$16633
Sep/20	$13009	$19260	$13941
Sep/21	$15290	$25040	$20376
Sep/22	$14616	$21165	$19744
Sep/23	$14621	$25741	$20701
Sep/24	$19061	$35098	$27099

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-888-889-0799 or visit https://www.citynationalrochdalefunds.com/dashboard for current month-end performance.

Footnote Reference*As of September 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$147,619	59	$762	34%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials
25.0%
Electric Utilities
12.5%
Multi-Utilities
12.4%
Consumer Staples
11.0%
Materials
6.6%
Communication Services
6.6%
Consumer Discretionary
6.2%
Energy
5.8%
Information Technology
4.4%
Health Care
3.9%
Industrials
2.8%
Real Estate
1.9%
Short-Term Investment
0.5%

Value	Value
Short-Term Investment	0.5%
Real Estate	1.9%
Industrials	2.8%
Health Care	3.9%
Information Technology	4.4%
Energy	5.8%
Consumer Discretionary	6.2%
Communication Services	6.6%
Materials	6.6%
Consumer Staples	11.0%
Multi-Utilities	12.4%
Electric Utilities	12.5%
Financials	25.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Altria Group	3.0%
International Paper	2.9%
Williams	2.9%
Regions Financial	2.8%
Fifth Third Bancorp	2.8%
Entergy	2.7%
Citizens Financial Group	2.7%
American Electric Power	2.7%
Duke Energy	2.6%
AT&T	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale Equity Income Fund / Class N Shares - RIMHX

Annual Shareholder Report - September 30, 2024

CNR-AR-TSR-2024-3

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund

Institutional Class Shares - CNRUX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Institutional Class Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Institutional Class Shares	$66	0.57%

How did the Fund perform in the last year?

The Institutional Class shares of the Fund posted a return of 4.43% for Q3 2024, which underperformed the S&P 500 Index return of 5.89%. Calendar year to date, as of September 30, 2024, the Fund returned 18.77%, which underperformed its benchmark return of 22.08%. For the fiscal year ended September 30, 2024, the Fund returned 32.69%, which underperformed its benchmark return of 36.35%.

During 3Q, we continued to anticipate that a resilient economy would support the broadening of equity market participation later this year.  Fed monetary policy easing, AI investment by major tech companies, and fading election uncertainty, all bode for the market. We made slight adjustments by increasing exposure to Financials and Energy, while reducing positions in Industrials, Consumer Staples and Healthcare. This shift reflected our favorable views in the cyclical industries and low-P/E segment of the market. We remain focused on our secular growth themes and large-cap high-quality companies with strong fundamentals.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
City National Rochdale U.S. Core Equity Fund, Institutional Class Shares	32.69%	13.21%	12.53%
S&P 500® Index (TR)	36.35%	15.98%	13.38%
	City National Rochdale U.S. Core Equity Fund, Institutional Class Shares - $3255585	S&P 500® Index (TR) - $3509802
Sep/14	$1000000	$1000000
Sep/15	$1017879	$993855
Sep/16	$1112024	$1147211
Sep/17	$1327789	$1360699
Sep/18	$1562915	$1604406
Sep/19	$1750652	$1672655
Sep/20	$1964180	$1926047
Sep/21	$2489864	$2503956
Sep/22	$2037251	$2116543
Sep/23	$2453540	$2574083
Sep/24	$3255585	$3509802

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-889-0799 or visit https://www.citynationalrochdalefunds.com/dashboard for current month-end performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$412,442	55	$1,542	20%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology
30.5%
Financials
15.3%
Health Care
11.0%
Communication Services
9.9%
Consumer Discretionary
9.7%
Industrials
9.1%
Consumer Staples
5.9%
Energy
3.5%
Electric Utilities
1.8%
Real Estate
1.1%
Materials
0.9%
Water Utilities
0.8%
Short-Term Investment
0.5%

Value	Value
Short-Term Investment	0.5%
Water Utilities	0.8%
Materials	0.9%
Real Estate	1.1%
Electric Utilities	1.8%
Energy	3.5%
Consumer Staples	5.9%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	9.9%
Health Care	11.0%
Financials	15.3%
Information Technology	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	7.6%
NVIDIA	6.3%
Apple	6.1%
Alphabet, Cl A	4.5%
Amazon.Com	3.8%
UnitedHealth Group	2.7%
JPMorgan Chase	2.7%
Trane Technologies	2.6%
Costco Wholesale	2.3%
Home Depot	2.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund / Institutional Class Shares - CNRUX

Annual Shareholder Report - September 30, 2024

CNR-AR-TSR-2024-8

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund

Class N Shares - CNRWX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Class N Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Class N Shares	$124	1.07%

How did the Fund perform in the last year?

The N Class shares of the Fund posted a return of 4.30% for Q3 2024, which underperformed the S&P 500 Index return of 5.89%. Calendar year to date, as of September 30, 2024, the Fund returned 18.28%, which underperformed its benchmark return of 22.08%. For the fiscal year ended September 30, 2024, the Fund returned 32.03%, which underperformed its benchmark return of 36.35%.

During 3Q, we continued to anticipate that a resilient economy would support the broadening of equity market participation later this year.  Fed monetary policy easing, AI investment by major tech companies, and fading election uncertainty, all bode for the market. We made slight adjustments by increasing exposure to Financials and Energy, while reducing positions in Industrials, Consumer Staples and Healthcare. This shift reflected our favorable views in the cyclical industries and low-P/E segment of the market. We remain focused on our secular growth themes and large-cap high-quality companies with strong fundamentals.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
City National Rochdale U.S. Core Equity Fund, Class N Shares	32.03%	12.76%	12.03%
S&P 500® Index (TR)	36.35%	15.98%	13.38%
	City National Rochdale U.S. Core Equity Fund, Class N Shares - $31128	S&P 500® Index (TR) - $35098
Sep/14	$10000	$10000
Sep/15	$10131	$9939
Sep/16	$11006	$11472
Sep/17	$13076	$13607
Sep/18	$15315	$16044
Sep/19	$17075	$16727
Sep/20	$19062	$19260
Sep/21	$24168	$25040
Sep/22	$19671	$21165
Sep/23	$23576	$25741
Sep/24	$31128	$35098

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-889-0799 or visit https://www.citynationalrochdalefunds.com/dashboard for current month-end performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$412,442	55	$1,542	20%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.5%
Water Utilities	0.8%
Materials	0.9%
Real Estate	1.1%
Electric Utilities	1.8%
Energy	3.5%
Consumer Staples	5.9%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	9.9%
Health Care	11.0%
Financials	15.3%
Information Technology	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	7.6%
NVIDIA	6.3%
Apple	6.1%
Alphabet, Cl A	4.5%
Amazon.Com	3.8%
UnitedHealth Group	2.7%
JPMorgan Chase	2.7%
Trane Technologies	2.6%
Costco Wholesale	2.3%
Home Depot	2.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund / Class N Shares - CNRWX

Annual Shareholder Report - September 30, 2024

CNR-AR-TSR-2024-9

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund

Servicing Class Shares - CNRVX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Servicing Class Shares	$95	0.82%

How did the Fund perform in the last year?

The Servicing Class shares of the Fund posted a return of 4.36% for Q3 2024, which underperformed the S&P 500 Index return of 5.89%. Calendar year to date, as of September 30, 2024, the Fund returned 18.57%, which underperformed its benchmark return of 22.08%. For the fiscal year ended September 30, 2024, the Fund returned 32.38%, which underperformed its benchmark return of 36.35%.

During 3Q, we continued to anticipate that a resilient economy would support the broadening of equity market participation later this year.  Fed monetary policy easing, AI investment by major tech companies, and fading election uncertainty, all bode for the market. We made slight adjustments by increasing exposure to Financials and Energy, while reducing positions in Industrials, Consumer Staples and Healthcare. This shift reflected our favorable views in the cyclical industries and low-P/E segment of the market. We remain focused on our secular growth themes and large-cap high-quality companies with strong fundamentals.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
City National Rochdale U.S. Core Equity Fund, Servicing Class Shares	32.38%	13.05%	12.30%
S&P 500® Index (TR)	36.35%	15.98%	13.38%
	City National Rochdale U.S. Core Equity Fund, Servicing Class Shares - $31905	S&P 500® Index (TR) - $35098
Sep/14	$10000	$10000
Sep/15	$10148	$9939
Sep/16	$11059	$11472
Sep/17	$13175	$13607
Sep/18	$15465	$16044
Sep/19	$17280	$16727
Sep/20	$19338	$19260
Sep/21	$24583	$25040
Sep/22	$20054	$21165
Sep/23	$24101	$25741
Sep/24	$31905	$35098

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-889-0799 or visit https://www.citynationalrochdalefunds.com/dashboard for current month-end performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$412,442	55	$1,542	20%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.5%
Water Utilities	0.8%
Materials	0.9%
Real Estate	1.1%
Electric Utilities	1.8%
Energy	3.5%
Consumer Staples	5.9%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	9.9%
Health Care	11.0%
Financials	15.3%
Information Technology	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	7.6%
NVIDIA	6.3%
Apple	6.1%
Alphabet, Cl A	4.5%
Amazon.Com	3.8%
UnitedHealth Group	2.7%
JPMorgan Chase	2.7%
Trane Technologies	2.6%
Costco Wholesale	2.3%
Home Depot	2.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund / Servicing Class Shares - CNRVX

Annual Shareholder Report - September 30, 2024

CNR-AR-TSR-2024-10

(b) Not applicable.

Item 2. Code of Ethics.

The City National Rochdale Funds (the “Registrant” or “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted with respect to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is James R. Wolford. Mr. Wolford is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, LTD (“Cohen”) Related to the Trust

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$191,500	N/A	N/A	$179,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Not Applicable

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2024	2023
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f)       Not Applicable

(g)	The aggregate non-audit fees and services billed by Cohen for the last two fiscal years were $0 and $0 for 2024 and 2023, respectively.

(h)       Not Applicable

(i)	Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)        Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to unlisted registrants.

Item 6. Investments

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

CITY NATIONAL ROCHDALE FUNDS

2024 ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2024

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Annual Financials and Other Information

Financial Statements (Form N-CSR Item 7)
2	Schedules of Investments
77	Statements of Assets and Liabilities
79	Statements of Operations
81	Statements of Changes in Net Assets
84	Statement of Cash Flows
86	Financial Highlights
88	Notes to Financial Statements
99	Report of Independent Registered Public Accounting Firm
100	Notice to Shareholders
101	Board Approval of Advisory and Sub-Advisory Agreements (Form N-CSR Item 11)(Unaudited)

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

schedule of investments
September 30, 2024
City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [48.6%]
United States Treasury Bill
5.306%, 10/03/24(A)	$300,000	$299,913
5.212%, 10/08/24(A)	100,000	99,899
5.100%, 10/17/24(A)	200,000	199,550
5.152%, 10/22/24(A)	300,000	299,105
5.106%, 10/29/24(A)	400,000	398,424
4.981%, 11/05/24(A)	300,000	298,557
5.091%, 11/07/24(A)	200,000	198,965
4.855%, 11/12/24(A)	100,000	99,438
5.066%, 11/14/24(A)	100,000	99,388
4.709%, 11/19/24(A)	350,000	347,773
5.069%, 11/21/24(A)	100,000	99,290
5.034%, 11/29/24(A)	200,000	198,370
5.002%, 12/05/24(A)	100,000	99,108
4.995%, 12/10/24(A)	100,000	99,043
4.937%, 12/12/24(A)	200,000	198,050
4.714%, 12/19/24(A)	300,000	296,933
4.977%, 12/24/24(A)	300,000	296,570
4.744%, 01/14/25(A)	100,000	98,637
4.526%, 03/20/25(A)	100,000	97,910

Total U.S. Treasury Obligations
(Cost $3,824,923)		3,824,923

U.S. Government Agency Obligations [32.3%]
Federal Farm Credit Bank (FFCB) [3.2%]
FFCB
4.970%, FEDL01 + 0.140%, 11/14/24(B)	100,000	100,000
5.000%, FEDL01 + 0.170%, 01/06/25(B)	50,000	50,000
5.090%, SOFR + 0.040%, 04/15/25(B)	100,000	100,000

Federal Home Loan Bank (FHLB) [29.1%]
FHLB DN
5.314%, 10/02/24(A)	250,000	249,964
5.232%, 10/09/24(A)	50,000	49,942
4.695%, 10/25/24(A)	350,000	348,909
4.707%, 11/15/24(A)	120,000	119,299
4.648%, 11/20/24(A)	300,000	298,077
5.040%, 11/27/24(A)	200,000	198,424
5.061%, 11/29/24(A)	65,000	64,467
4.921%, 12/11/24(A)	400,000	396,165
4.605%, 12/20/24(A)	323,550	320,275
4.567%, 12/26/24(A)	250,000	247,304

Total U.S. Government Agency Obligations
(Cost $2,542,826)		2,542,826

Description	Shares/Face Amount (000)	Value (000)
Short-Term Investment [1.7%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Select, 4.780%**	131,116,889	$131,117

Total Short-Term Investment
(Cost $131,117)		131,117

Repurchase Agreements [17.8%]
Barclays (C)
4.830%, dated 09/19/24, repurchased on 11/08/24, repurchase price $201,346,066 (collateralized by various U.S. Treasury obligations, par values ranging from $24,283,200-$50,000,000, 0.750%-3.875%, 01/31/2028-05/15/2043; with a total market value of $204,000,047)	$200,000	200,000
Barclays (C)
4.750%, dated 09/30/24, repurchased on 10/01/24, repurchase price $50,006,619 (collateralized by various U.S. Treasury obligations, par values ranging from $25,828,600-$27,104,900, 0.000%-0.500%, 10/03/2024-05/31/2027; with a total market value of $51,000,046)	50,000	50,000
Barclays MBS (C)
4.800%, dated 09/30/24, repurchased on 10/01/24, repurchase price $100,013,377 (collateralized by various U.S. Treasury obligations, par values ranging from $1,000-$69,778,000, 0.000%-9.500%, 11/01/2024-12/15/2066; with a total market value of $102,000,012)	100,000	100,000
Daiwa (C)
4.780%, dated 09/30/24, repurchased on 10/01/24, repurchase price $152,020,415 (collateralized by various U.S. Treasury obligations, par values ranging from $100-$38,934,868, 0.000%-7.830%, 11/15/2024-09/01/2054; with a total market value of $156,317,313)	152,000	152,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

schedule of investments
September 30, 2024
City National Rochdale Government Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
Daiwa MBS (C)
4.800%, dated 09/30/24, repurchased on 10/01/24, repurchase price $200,026,919 (collateralized by various U.S. Treasury obligations, par values ranging from $100-$51,780,239, 1.250%-7.000%, 11/15/2025-10/01/2054; with a total market value of $205,258,298)	$200,000	$200,000
Goldman Sachs (C)
4.750%, dated 09/30/24, repurchased on 10/01/24, repurchase price $700,092,664 (collateralized by various U.S. Treasury obligations, par values ranging from $1,585,100-$714,017,900, 0.250%-3.500%, 10/31/2025-09/30/2026; with a total market value of $714,000,052)	700,000	700,000

Total Repurchase Agreements
(Cost $1,402,000)		1,402,000

Total Investments [100.4%]
(Cost $7,900,866)		$7,900,866

Percentages are based on net assets of $7,870,331 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2024.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Tri-party Repurchase Agreement.

DN — Discount Note

FEDL01 — Federal Funds Effective Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used as of September 30, 2024, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$3,824,923	$—	$3,824,923
U.S. Government Agency Obligations	—	2,542,826	—	2,542,826
Short-Term Investment	131,117	—	—	131,117
Repurchase Agreements	—	1,402,000	—	1,402,000
Total Investments in Securities	$131,117	$7,769,749	$—	$7,900,866

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [97.6%]
Alabama [1.4%]
Energy Southeast A Cooperative District, Ser B, RB
Callable 03/01/32 @ 100
5.250%, 07/01/54(A)	$1,000	$1,107
Energy Southeast A Cooperative District, Ser B-1, RB
Callable 08/01/31 @ 100
5.750%, 04/01/54(A)	1,000	1,136
Hoover Industrial Development Board, RB, AMT
Callable 10/01/29 @ 100
5.750%, 10/01/49	4,750	5,009
Mobile County, Industrial Development Authority, RB, AMT
Callable 06/20/34 @ 100
5.000%, 06/01/54	1,000	1,038
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(B)	3,000	3,076

Total Alabama		11,366

Alaska [0.3%]
Northern Tobacco Securitization, Ser A-CLASS, RB
Callable 06/01/31 @ 100
4.000%, 06/01/50	2,500	2,324

Arizona [1.8%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/28 @ 100
5.000%, 07/01/43(B)	310	313
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	234
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	225	186
Maricopa County, Industrial Development Authority, RB
Callable 07/01/30 @ 100
6.250%, 07/01/53(B)	1,400	1,446
Phoenix, Civic Improvement, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	$250	$252
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	3,300	3,310
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 11/04/24 @ 100
7.000%, 12/15/43	1,500	1,502
Sierra Vista, Industrial Development Authority, RB
Callable 06/15/30 @ 100
5.750%, 06/15/53(B)	5,400	5,675
Sierra Vista, Industrial Development Authority, RB
Callable 06/15/31 @ 100
5.000%, 06/15/54(B)	700	706
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	746

Total Arizona		14,370

Arkansas [0.6%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(B)	4,750	4,715

California [6.9%]
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 10/18/24 @ 25
0.000%, 06/01/46(C)	10,000	2,502
California State, Community Choice Financing Authority, RB
Callable 08/01/32 @ 100
3.000%, 02/01/57(B)	7,500	5,417

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	$3,750	$3,867
California State, Community Housing Agency, RB
Callable 08/01/31 @ 100
4.000%, 02/01/56(B)	3,000	2,611
California State, Infrastructure & Economic Development Bank, RB, AMT
Callable 10/15/24 @ 103
8.000%, 01/01/50(A)(B)	3,000	3,090
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,044
California State, Municipal Finance Authority, RB
Callable 09/01/29 @ 103
5.000%, 09/01/52	875	915
California State, Municipal Finance Authority, RB
Callable 11/01/31 @ 100
4.000%, 11/01/36(B)	2,370	2,293
California State, Municipal Finance Authority, Ser A, RB, AGM
Callable 11/01/32 @ 100
5.250%, 11/01/52	1,000	1,084
California State, Municipal Finance Authority, Ser D, RB
Callable 09/01/29 @ 103
6.000%, 09/01/42	2,000	2,184
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B) (D)	1,275	17
California State, Pollution Control Financing Authority, RB, AMT
Callable 07/01/33 @ 100
5.000%, 07/01/34(B)	1,000	1,122
California State, School Finance Authority, RB
Callable 08/01/32 @ 100
5.375%, 08/01/42(B)	50	54
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 11/04/24 @ 100
6.000%, 10/01/49	$1,120	$1,121
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 11/04/24 @ 100
5.875%, 10/01/44	1,000	1,000
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 11/04/24 @ 100
5.625%, 10/01/34	575	575
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	1,500	1,553
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	520
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	4,000	4,000
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	2,250	2,182
City & County of San Francisco California Infrastructure & Revitalization Fing Dist No. 1, SPL Tax
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	1,320	1,339
City & County of San Francisco California, San Francisco International Airport, RB, AMT
Callable 05/01/34 @ 100
5.250%, 05/01/49	2,500	2,740

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	$5,500	$4,024
CSCDA Community Improvement Authority, RB
Callable 05/01/32 @ 100
3.250%, 05/01/57(B)	3,430	2,503
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	3,840	2,803
Orange County Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/52	3,200	3,349
Tejon Ranch Public Facilities Finance Authority, SPL Tax
Callable 09/01/34 @ 100
5.000%, 09/01/54	1,000	1,053

Total California		57,962

Colorado [10.7%]
9th Avenue Metropolitan District No. 2, GO
Callable 11/04/24 @ 103
5.000%, 12/01/48	1,000	966
Amber Creek, Metropolitan District, Ser A, GO
Callable 11/04/24 @ 102
5.125%, 12/01/47	1,041	957
Amber Creek, Metropolitan District, Ser A, GO
Callable 11/04/24 @ 102
5.000%, 12/01/37	684	648
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(B)	3,500	2,922
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 11/04/24 @ 103
5.000%, 12/01/35	729	629
Broadway Station Metropolitan District No. 3, GO
Callable 11/04/24 @ 103
5.000%, 12/01/49	1,500	1,233
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 10/23/24 @ 103
5.375%, 12/01/48	$1,775	$1,782
Canyons Metropolitan District No. 5, Ser A, GO
Callable 11/04/24 @ 102
6.125%, 12/01/47	1,000	1,005
Canyons Metropolitan District No. 5, Ser A, GO
Callable 11/04/24 @ 102
6.000%, 12/01/37	2,000	2,007
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	485
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	1,505	1,363
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	1,930	1,936
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	1,415	1,421
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.250%, 04/01/25(B) (E)	2,655	2,679
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.125%, 04/01/25(B) (E)	1,515	1,528
Colorado State, Health Facilities Authority, RB
Callable 05/15/28 @ 100
5.000%, 11/15/48	2,800	2,897
Colorado State, Health Facilities Authority, RB
Callable 11/15/31 @ 100
4.000%, 11/15/50	1,950	1,908

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/35	$1,170	$1,006
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	3,000	2,137
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/58	4,750	3,202
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	4,040
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 11/04/24 @ 100
5.750%, 01/01/44	2,000	2,005
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	1,260	1,244
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 10/23/24 @ 103
5.000%, 12/01/49	1,398	1,407
Denver, International Business Center Metropolitan District No. 1, Ser A, RB
Callable 10/23/24 @ 100
4.000%, 12/01/48	850	726
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	687
First Creek Village Metropolitan District, Ser A, GO
Callable 10/23/24 @ 103
3.000%, 12/01/29	500	483
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	1,167
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	$1,195	$1,210
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,747
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 11/04/24 @ 103
4.375%, 12/01/47	250	238
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 11/04/24 @ 103
4.125%, 12/01/40	575	543
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(B)	1,900	1,892
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(B)	645	643
Lanterns Metropolitan District No. 3, Sub-Ser A-1, GO
Callable 12/01/28 @ 103
7.250%, 12/01/53	2,300	2,458
Legato Community Authority, Ser A-1, RB
Callable 06/01/26 @ 103
5.000%, 12/01/51	1,025	927
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 12/01/51(F)	7,335	5,739
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	1,966
North Holly, Metropolitan District, Ser A, GO
Callable 10/23/24 @ 103
5.500%, 12/01/48	1,755	1,766
North Range Metropolitan District No. 3, Ser A, GO
Callable 12/01/25 @ 103
5.250%, 12/01/50	3,000	3,045

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Poudre Heights Valley Metropolitan District, Ser A, GO
Callable 09/01/29 @ 103
5.500%, 12/01/54(B)	$975	$978
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	3,725	3,195
Regional Transportation District, RB
4.000%, 07/15/40	500	504
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,622
Southglenn, Metropolitan District, GO
Callable 11/04/24 @ 101
5.000%, 12/01/46	1,558	1,518
Spring Hill, Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	500	519
Sterling Ranch Community Authority Board, RB
Callable 06/01/29 @ 103
6.500%, 12/01/54	1,000	1,054
Verve Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	2,000	1,633
Village at Dry Creek Metropolitan District No. 2, GO
Callable 11/04/24 @ 103
4.375%, 12/01/44	945	943
Villas Metropolitan District, Ser A, GO
Callable 11/04/24 @ 103
5.125%, 12/01/48	1,233	1,261
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	238
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 10/23/24 @ 103
5.375%, 12/01/48	1,300	1,309
Wild Plum Metropolitan District, Ser A, GO
Pre-Refunded @ 100
5.000%, 12/01/24(E)	595	614
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	$1,500	$1,454

Total Colorado		87,486

District of Columbia [0.6%]
District of Columbia, Ser A, GO
Callable 04/15/29 @ 100
4.000%, 10/15/39	5,000	5,094

Florida [6.9%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49(D)	5,190	3,475
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,474
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,510
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(B)	2,250	1,979
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(B)	3,610	3,615
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/49(B)	2,750	2,707
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/49(B)	1,915	1,930
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	905	845

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	$750	$767
Florida State, Development Finance, RB, AMT
Callable 11/04/24 @ 103
8.250%, 07/01/57(A)(B)	3,000	3,090
Florida State, Development Finance, RB
Callable 06/15/32 @ 100
5.750%, 06/15/47	2,750	2,931
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	100	100
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35(B)	200	209
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(B)	1,045	1,024
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	1,950	1,818
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46(B)	300	248
Florida State, Development Finance, RB, AMT
Callable 04/02/26 @ 100
6.125%, 07/01/32(A)(B)	2,970	3,052
Florida State, Development Finance, RB, AMT
5.250%, 08/01/29(B)	1,375	1,434
Florida State, Development Finance, RB, AMT
Callable 11/04/24 @ 103
5.000%, 05/01/29(B)	3,500	3,575
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	4,965
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 11/04/24 @ 100
6.125%, 06/15/44(B)	$3,000	$3,002
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 11/04/24 @ 100
6.000%, 06/15/34(B)	2,110	2,113
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	1,853
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/33 @ 100
6.125%, 05/01/43	1,000	1,077
Lakewood Ranch, Stewardship District, SPA
5.450%, 05/01/33	500	532
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 11/04/24 @ 100
5.250%, 09/15/44	2,500	2,500
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,616
Palm Beach County Educational Facilities Authority, RB
Callable 04/01/34 @ 100
5.250%, 10/01/53	845	884
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	145	146
Village Community Development District No. 14, SAB
Callable 05/01/30 @ 100
5.375%, 05/01/42	2,475	2,615
Village Community Development District No. 15, SAB
Callable 05/01/32 @ 100
4.800%, 05/01/55(B)	1,000	1,013

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Village Community Development District No. 15, SAB
Callable 05/01/32 @ 100
4.550%, 05/01/44(B)	$1,000	$1,015

Total Florida		59,114

Georgia [0.8%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	4,000	4,019
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	2,863

Total Georgia		6,882

Idaho [0.3%]
Idaho Falls Auditorium District, RB
Callable 05/15/26 @ 102
5.250%, 05/15/51(B)	2,250	2,274

Illinois [10.2%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	500	501
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,018
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	2,500	2,718
Chicago, O’Hare International Airport, Ser A, RB, AMT
Callable 01/01/29 @ 100
5.000%, 01/01/48	6,300	6,470
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	5,000	5,225
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	1,935	2,022
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	$1,000	$1,030
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/42	1,000	1,093
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/47	1,000	1,081
Illinois State, Finance Authority, RB
Callable 01/01/30 @ 102
6.375%, 01/01/48(B)	4,260	4,422
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	830	807
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	356
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	311
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	190
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	4,250	4,122
Illinois State, Finance Authority, RB, AMT
Callable 06/01/33 @ 100
7.375%, 09/01/42(A)(B)	1,500	1,772
Illinois State, Finance Authority, RB, AMT
Callable 06/03/30 @ 100
7.250%, 09/01/52(A)(B)	1,500	1,692
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	2,130	2,166
Illinois State, Finance Authority, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 11/15/38	1,010	1,018

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	$2,000	$1,311
Illinois State, Finance Authority, Ser S, RB
Callable 12/01/25 @ 100
5.000%, 12/01/37	2,425	2,427
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	5,140	4,982
Illinois State, GO
Callable 01/14/25 @ 100
5.000%, 05/01/27	5,000	5,022
Illinois State, GO
Callable 01/14/25 @ 100
5.000%, 05/01/31	5,000	5,022
Illinois State, GO
Callable 01/14/25 @ 100
5.000%, 05/01/35	5,000	5,022
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	5,200	3,925
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	1,955
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	675	667
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 11/04/24 @ 100
5.350%, 03/01/31	75	55
Upper Illinois River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/48	2,000	2,013
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	4,500	4,575
Village of Gilberts, RB
Callable 10/18/24 @ 100
5.000%, 11/15/34	2,155	2,135
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	$4,510	$4,538
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	415	411
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	750	780
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
0.000%, 12/31/38(F)	1,680	1,414

Total Illinois		85,268

Indiana [1.8%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	2,745	2,358
Anderson Indiana, RB
5.000%, 01/01/25	100	100
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	2,031
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	5,750	4,920
Indianapolis Local Public Improvement Bond Bank, RB
Callable 03/01/33 @ 100
6.000%, 03/01/53	600	667
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,329
Terre Haute, Westminster Village Project, RB
Callable 11/04/24 @ 100
6.000%, 08/01/39	2,355	2,004

Total Indiana		15,409

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Iowa [0.2%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	$2,000	$2,006

Kansas [0.8%]
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(E)	1,330	1,376
University of Kansas Hospital Authority, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	1,170	1,158
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	3,871

Total Kansas		6,405

Kentucky [1.2%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	3,827
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	1,000	1,043
Louisville, Ser A, RB
Callable 05/15/32 @ 100
5.000%, 05/15/52	5,000	5,222

Total Kentucky		10,092

Louisiana [0.6%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	5,350	5,358
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 11/04/24 @ 100
10.500%, 07/01/39(D)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (D)	$1,319	$—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 11/04/24 @ 100
8.375%, 07/01/39(D)	3,474	—

Total Louisiana		5,358

Maryland [2.2%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,009
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(B)	1,370	1,183
Baltimore, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	810
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,589
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	945	947
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,308
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,214
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	990
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	832
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	773
Prince George’s County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	2,033

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Prince George’s County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	$1,000	$1,016
Westminster, Luther Village Millers Grant Project, RB
Callable 11/04/24 @ 100
6.250%, 07/01/44	1,780	1,781
Westminster, Luther Village Millers Grant Project, RB
Callable 11/04/24 @ 100
6.125%, 07/01/39	750	750
Westminster, Luther Village Millers Grant Project, RB
Callable 11/04/24 @ 100
6.000%, 07/01/34	1,205	1,206

Total Maryland		17,441

Massachusetts [1.0%]
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	3,500	3,057
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	910	782
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	4,905	4,944

Total Massachusetts		8,783

Michigan [2.5%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	652
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/37	2,450	2,474
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/42	1,300	1,283
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,505	1,275
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 11/04/24 @ 100
6.500%, 12/01/40	$3,745	$3,745
Michigan State, Hospital Finance Authority, Ser Senior CR, RB
Callable 05/15/30 @ 100
5.000%, 11/15/47	4,000	4,219
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 11/04/24 @ 100
5.875%, 12/01/30	1,795	1,795
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/41(B)	895	818
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/33 @ 11
0.000%, 06/01/58(C)	3,000	94
Michigan State, Trunk Line Revenue, RB
Callable 11/15/30 @ 100
4.000%, 11/15/39	5,000	5,151

Total Michigan		21,506

Minnesota [1.3%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/04/24 @ 103
4.750%, 11/01/35	3,000	2,898
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 11/04/24 @ 101
5.250%, 06/01/58	2,840	2,574
Duluth Economic Development Authority, RB
Callable 07/01/26 @ 103
4.000%, 07/01/41	1,860	1,601
Minneapolis State, Riverton Community Housing Project, RB
Callable 11/04/24 @ 102
5.000%, 08/01/53(B)	500	501

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Minneapolis State, Riverton Community Housing Project, RB
Callable 11/04/24 @ 102
4.750%, 08/01/43(B)	$1,600	$1,574
Minneapolis-St. Paul, Metropolitan Airports Commission, Sub-Ser, RB, AMT
Callable 01/01/34 @ 100
5.250%, 01/01/49	1,500	1,636

Total Minnesota		10,784

Missouri [2.7%]
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 11/04/24 @ 100
4.000%, 03/01/42	1,000	868
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 11/04/24 @ 100
3.625%, 03/01/33	500	456
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 11/04/24 @ 100
3.000%, 03/01/26	195	191
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	2,000	2,000
Kirkwood, Industrial Development Authority, RB
Callable 05/15/27 @ 100
5.250%, 05/15/30	2,515	2,531
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 10/23/24 @ 102
5.000%, 08/15/46	2,000	1,915
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,391
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	$2,250	$2,080
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29(D)	1,035	984
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 11/04/24 @ 100
4.375%, 05/15/36	2,175	2,147
St. Louis, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	2,026
St. Louis, Industrial Development Authority, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,305
University City, Industrial Development Authority, Ser A, RB
Callable 06/15/33 @ 100
4.875%, 06/15/36	1,775	1,826

Total Missouri		22,720

Nevada [1.7%]
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
4.000%, 09/01/51	245	219
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
3.500%, 09/01/45	695	577
Henderson Local Improvement Districts, SPA
Callable 03/01/33 @ 100
5.000%, 03/01/43	930	937
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	855	774

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	$195	$178
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.500%, 12/01/53	500	520
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.250%, 12/01/47	500	520
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/39	375	390
Las Vegas, Special Improvement District No. 812, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	870	875
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	690	608
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	730	732
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,060	786
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	950	767
Las Vegas, Special Improvement District No. 817 Summerlin Village 29, SPA
Callable 06/01/33 @ 100
6.000%, 06/01/48	250	265
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B) (D)	96	7
Nevada State, Department of Business & Industry, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/38(B)	$1,000	$1,006
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,608
Reno Nevada, Sub-Ser, RB
Callable 07/01/38 @ 31
0.000%, 07/01/58(B)(C)	13,500	1,984
State of Nevada Department of Business & Industry, RB, AMT
Callable 10/15/24 @ 103
8.125%, 01/01/50(A)	2,000	2,060

Total Nevada		14,813

New Hampshire [0.8%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(B)	1,250	1,260
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(B)	500	504
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A)(B)	5,615	4,851

Total New Hampshire		6,615

New Jersey [2.2%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 11/04/24 @ 100
5.250%, 09/15/29	645	646
New Jersey State, Economic Development Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(E)	370	409
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,119

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New Jersey State, Economic Development Authority, RB, AMT
Callable 11/04/24 @ 101
5.625%, 11/15/30	$1,000	$1,007
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,195
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,266
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	4,245	4,291
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,569
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,044
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	4,015	4,088

Total New Jersey		18,634

New Mexico [0.3%]
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	502
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	501
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,755

Total New Mexico		2,758
New York [5.8%]
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/31 @ 100
4.000%, 11/15/49	$3,000	$2,923
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,073
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	2,450	2,603
Nassau County, Industrial Development Agency, RB
Callable 10/01/26 @ 107
5.000%, 01/01/58(A) (D)	4,358	1,305
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.800%, 02/01/53	1,000	1,020
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.600%, 08/01/48	3,000	3,040
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.450%, 08/01/43	2,000	2,030
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/34 @ 100
5.000%, 03/15/54	5,000	5,473
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	922
New York State, Transportation Development, American Airlines, RB, AMT
Callable 10/23/24 @ 100
5.000%, 08/01/26	1,045	1,047
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 04/01/31 @ 100
6.000%, 04/01/35	1,500	1,696

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	$5,000	$5,148
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 10/01/30 @ 100
5.000%, 10/01/40	800	830
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 06/30/31 @ 100
6.000%, 06/30/54	2,000	2,186
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,410	1,509
Oneida Indian Nation of New York, Ser B, RB
Callable 09/01/31 @ 102
6.000%, 09/01/43(B)	1,000	1,111
Onondaga Civic Development, RB
Callable 08/01/34 @ 100
5.375%, 08/01/54	1,250	1,295
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,940
Suffolk Regional Off-Track Betting, RB
Callable 06/01/29 @ 100
6.000%, 12/01/53	1,000	1,054
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,540
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	6,941

Total New York		48,686
North Carolina [0.0%]
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	$250	$212

North Dakota [0.1%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	1,100	1,101
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(B) (D)	5,000	—

Total North Dakota		1,101

Ohio [2.2%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	3,500	3,266
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	2,000	1,881
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.500%, 02/15/52	3,800	3,889
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	3,000	3,030
County of Hamilton Ohio, RB
Callable 01/01/30 @ 103
5.750%, 01/01/53	500	532
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 11/04/24 @ 100
5.000%, 02/15/48	250	249
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	3,555	3,589

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(B)	$2,500	$2,105

Total Ohio		18,541

Oklahoma [0.8%]
Oklahoma County, Finance Authority, RB
2.000%, 12/01/47	718	41
Oklahoma County, Finance Authority, Ser B, RB
Callable 01/01/30 @ 104
5.875%, 12/01/47	3,490	2,766
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	4,000	4,105
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(D)	3,843	8
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(D)	1,664	3

Total Oklahoma		6,923

Oregon [0.6%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	882
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/36	1,180	1,097
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	2,000	1,584
Port of Portland Oregon Airport Revenue, Ser 28, RB, AMT
Callable 07/01/32 @ 100
4.000%, 07/01/47	$2,000	$1,943

Total Oregon		5,506

Pennsylvania [3.1%]
Allegheny County, Airport Authority, Ser A, RB, AMT
Callable 01/01/31 @ 100
5.000%, 01/01/56	2,000	2,075
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,760
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	1,500	1,534
Berks County Municipal Authority, RB
Callable 10/23/24 @ 100
5.000%, 06/30/39	4,778	4,730
Berks County Municipal Authority, RB
Callable 10/23/24 @ 86
0.000%, 11/15/29(F)	2,387	1,522
Chester County, Health and Education Facilities Authority, Ser S, RB
Callable 12/01/25 @ 100
5.250%, 12/01/45	1,400	987
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	600	594
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	1,135	852
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	3,310	2,773

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	$780	$756
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/54	1,000	952
Geisinger Authority, RB
Callable 02/15/27 @ 100
4.000%, 02/15/47	5,000	4,913
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.750%, 06/30/48	625	697
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,243

Total Pennsylvania		25,388

Rhode Island [0.5%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,013
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 10/18/24 @ 19
0.000%, 06/01/52(C)	21,270	3,683

Total Rhode Island		4,696

South Carolina [0.3%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	2,296
Berkeley County, SPA
Callable 11/01/29 @ 100
4.000%, 11/01/30	425	419

Total South Carolina		2,715

Tennessee [0.7%]
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/45	$5,000	$4,423
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	900	922
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(B)	400	407

Total Tennessee		5,752

Texas [8.8%]
Arlington, Higher Education Finance, RB, PSF-GTD
Callable 08/15/34 @ 100
4.125%, 08/15/54	1,000	979
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 11/04/24 @ 100
7.125%, 03/01/44	2,300	2,301
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 11/04/24 @ 100
7.000%, 03/01/34	400	400
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	506
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,520
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,318
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	915

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Horizon Regional Municipal Utility District, GO, BAM
Callable 08/01/30 @ 100
4.000%, 02/01/54	$1,000	$965
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	2,457
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	2,530	2,486
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	3,014
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	275	262
Matagorda County Navigation District No. 1, RB, AMBAC, AMT
5.125%, 11/01/28	1,500	1,574
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 11/04/24 @ 102
5.000%, 07/01/36	3,410	3,390
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 11/04/24 @ 102
5.000%, 07/01/46	1,250	1,157
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36	3,385	2,901
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37	545	454
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/51(B)	4,385	3,786
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A)	14,308	5,314
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/40(B)	4,750	4,757
Newark Higher Education Finance, Ser A, RB, PSF-GTD
Callable 08/15/34 @ 100
4.375%, 08/15/59	$1,000	$1,001
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,717
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	911
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(E)	5,000	6,200
Port of Beaumont Navigation District, RB
10.000%, 07/01/26(B)	3,000	3,094
Port of Beaumont Navigation District, RB, AMT
Callable 01/01/32 @ 104
5.250%, 01/01/54(B)	250	261
Port of Beaumont Navigation District, RB, AMT
Callable 11/04/24 @ 102
2.875%, 01/01/41(B)	250	204
Port of Beaumont Navigation District, RB, AMT
Callable 11/04/24 @ 102
2.750%, 01/01/36(B)	1,000	859
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
8.000%, 07/01/38(D)	4,950	—
Tarrant County Cultural Education Facilities Finance, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 11/15/52	3,750	3,770
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(D)	2,983	81
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(D)	9,000	4,950

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38	$2,000	$2,003
Texas State, Department of Housing & Community Affairs, Ser A, RB, GNMA
Callable 09/01/27 @ 100
4.250%, 09/01/43	1,880	1,885
Texas State, Private Activity Bond Surface Transportation, RB, AMT
Callable 06/30/29 @ 100
5.000%, 06/30/58	5,000	5,118
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(C)	1,000	609

Total Texas		76,119

Utah [0.9%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	2,003
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	500	503
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/33 @ 100
5.250%, 07/01/48	750	816
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/31 @ 100
5.000%, 07/01/51	2,000	2,088
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	1,750	1,686
Wood Ranch Public Infrastructure District, SPA
Callable 09/01/29 @ 103
5.625%, 12/01/53(B)	1,000	1,038

Total Utah		8,134

Virginia [0.7%]
Virginia Beach Development Authority, RB
Callable 09/01/30 @ 103
7.000%, 09/01/53	$3,000	$3,492
West Falls Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	2,125	2,188

Total Virginia		5,680

Washington [1.0%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	415
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	2,715	2,640
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(B)	1,650	1,549
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/26 @ 103
5.000%, 01/01/55(B)	4,000	3,613

Total Washington		8,217

West Virginia [0.4%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.250%, 06/01/42(B)	2,620	2,112
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,193

Total West Virginia		3,305

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wisconsin [7.9%]
Hartford, Public Finance Authority, RB
Callable 11/04/24 @ 100
5.000%, 09/01/38(B)	$1,580	$1,581
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,472
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,256
Public Finance Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/30(B) (E)	100	112
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,222
Public Finance Authority, RB
Callable 06/01/29 @ 103
5.000%, 06/01/41(B)	500	513
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	1,575	1,605
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/62	2,500	2,568
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	50	55
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	60	65
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	1,750	1,493
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56(B)	3,000	2,419
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	600	532
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	3,290	2,867
Public Finance Authority, Ser A, RB
Callable 10/01/32 @ 100
5.000%, 10/01/52	5,000	5,352
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	$2,995	$2,910
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/32 @ 102
6.000%, 10/01/44	1,300	1,379
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/47	540	481
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	2,400	2,024
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 11/04/24 @ 101
5.250%, 12/01/49	4,000	3,771
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	4,625	4,649
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,300	3,308
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 11/04/24 @ 100
5.625%, 07/01/44	3,500	3,503
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 11/04/24 @ 100
5.375%, 07/01/34	2,000	2,003
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	3,004
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	3,165	3,176

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	$835	$812
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	3,000	3,024
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,035
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,315

Total Wisconsin		66,506

American Samoa [0.4%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,070

Puerto Rico [3.6%]
Children’s Trust Fund, RB
Callable 11/04/24 @ 100
5.625%, 05/15/43	2,000	2,026
Children’s Trust Fund, Ser A, RB
Callable 11/04/24 @ 9
0.000%, 05/15/57(C)	25,000	1,731
Commonwealth of Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/51(A)	6,575	4,298
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	5,167	5,218
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	876	878

Description	Face Amount (000)/Shares	Value (000)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	$10,005	$10,023
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	5,771	5,784
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	31

Total Puerto Rico		29,989

Total Municipal Bonds
(Cost $841,278)		820,719

Short-Term Investment [1.1%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.890%**	9,221,446	9,221

Total Short-Term Investment
(Cost $9,221)		9,221

Total Investments [98.7%]
(Cost $850,499)		$829,940

Percentages are based on net assets of $840,961 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2024.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2024, the value of these securities amounted to $253,506 (000), representing 30.1% of the net assets of the Fund.

(C)	Zero coupon security.

(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
September 30, 2024
City National Rochdale Municipal High Income Fund (concluded)

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

GNMA — Government National Mortgage Association

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPA — Special Assessment

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of September 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$820,719	$—	$820,719
Short-Term Investment	9,221	—	—	9,221
Total Investments in Securities	$9,221	$820,719	$—	$829,940

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [47.1%]
Aerospace / Defense [0.3%]
Spirit AeroSystems
9.375%, 11/30/29(A)		$527	$571
Spirit AeroSystems
9.750%, 11/15/30(A)		703	784
TransDigm
6.750%, 08/15/28(A)		275	283
TransDigm
6.375%, 03/01/29(A)		450	465
TransDigm
6.875%, 12/15/30(A)		1,700	1,780
TransDigm
6.625%, 03/01/32(A)		975	1,016

Total Aerospace / Defense			4,899

Agricultural [0.2%]
Kernel Holding
6.750%, 10/27/27		4,875	3,905

Air Transportation [0.0%]
SGL Group ApS
8.438%, EUR003M + 4.750%, 04/22/30(B)	EUR	400	446

Airlines [0.2%]
Allegiant Travel
7.250%, 08/15/27(A)		1,065	1,051
American Airlines
5.500%, 04/20/26(A)		1,945	1,943

Total Airlines			2,994

Airport Develop/Maint [0.8%]
Aeropuertos Dominicanos Siglo XXI
7.000%, 06/30/34(A)		1,990	2,084
GMR Hyderabad International Airport
4.750%, 02/02/26		3,800	3,752
Kingston Airport Revenue Finance
6.750%, 12/15/36(A)		1,660	1,721
TAV Havalimanlari Holding
8.500%, 12/07/28		7,175	7,537

Total Airport Develop/Maint			15,094

Appliances [0.0%]
Versuni Group BV
3.125%, 06/15/28	EUR	850	$898

Applications Software [0.1%]
Concentrix
6.850%, 08/02/33		1,855	1,920

Auto Rent & Lease [0.1%]
Kapla Holding SAS
6.981%, EUR003M + 3.500%, 07/31/30(B)	EUR	750	838
Upbound Group
6.375%, 02/15/29(A)		1,330	1,287

Total Auto Rent & Lease			2,125

Automotive [0.8%]
Adient Global Holdings
4.875%, 08/15/26(A)		1,125	1,115
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		950	836
Ford Motor Credit
4.063%, 11/01/24		2,200	2,197
Ford Motor Credit
5.125%, 06/16/25		1,150	1,150
Ford Otomotiv Sanayi
7.125%, 04/25/29(A)		3,680	3,805
IHO Verwaltungs GmbH
4.750%cash/5.500% PIK, 09/15/26(A)		800	784
IHO Verwaltungs GmbH
6.000%cash/6.750% PIK, 05/15/27(A)		1,025	1,007
JB Poindexter
8.750%, 12/15/31(A)		400	423
Panther BF Aggregator 2
8.500%, 05/15/27(A)		2,000	2,006
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		900	782
Standard Profil Automotive GmbH
6.250%, 04/30/26	EUR	968	831
ZF North America Capital
6.875%, 04/14/28(A)		500	508
ZF North America Capital
7.125%, 04/14/30(A)		325	337
ZF North America Capital
6.750%, 04/23/30(A)		125	126

Total Automotive			15,907

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Autoparts [0.2%]
American Axle & Manufacturing
6.875%, 07/01/28		$520	$519
Grupo Antolin-Irausa
3.500%, 04/30/28	EUR	750	635
Metalsa Sapi De Cv
3.750%, 05/04/31		553	463
3.750%, 05/04/31(A)		1,805	1,512

Total Autoparts			3,129

Banking [0.0%]
Ally Financial
5.750%, 11/20/25		475	478

Banks [4.7%]
Akbank
9.369%, H15T5Y + 5.270%, 06/14/73(A) (B)		9,480	9,820
Banca Transilvania, MTN
8.875%, EUAMDB01 + 5.580%, 04/27/27(B)	EUR	2,882	3,394
Banco Davivienda
6.650%, H15T10Y + 5.097%, 10/22/72(A) (B)		5,350	4,589
Banco de Bogota
6.250%, 05/12/26		2,350	2,363
Banco de Credito e Inversiones
7.500%, H15T5Y + 3.767%, 09/12/70(A) (B)		3,700	3,762
Banco General
5.250%, H15T10Y + 3.665%, 11/07/72(B)		4,695	4,305
Banco Mercantil del Norte
7.625%, H15T10Y + 5.353%, 10/06/67(B)		6,165	6,211
Bancolombia
4.625%, H15T5Y + 2.944%, 12/18/29(B)		4,115	4,073
Bancolombia
8.625%, H15T5Y + 4.320%, 12/24/34(B)		2,010	2,135
Bank Hapoalim
3.255%, H15T5Y + 2.155%, 01/21/32(A) (B)		5,547	5,142
Bank Nadra Via NDR Finance
8.250%, 06/22/17(C)		$631	$3
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466%, 03/24/73(B)		5,200	4,982
Bank of Georgia JSC
9.500%, USISSO05 + 5.618%, 10/16/72(A) (B)		3,800	3,719
BBVA Bancomer
5.125%, H15T5Y + 2.650%, 01/18/33(B)		2,605	2,478
BBVA Bancomer
8.125%, H15T5Y + 4.214%, 01/08/39(B)		4,900	5,192
Freedom Mortgage
7.625%, 05/01/26(A)		850	857
Freedom Mortgage
12.000%, 10/01/28(A)		775	847
HDFC Bank
3.700%, H15T5Y + 2.925%, 02/25/73(B)		3,000	2,860
ING Bank, MTN
2.571%, 01/01/28(E)	JPY	210,917	1,167
Ipoteka-Bank ATIB
5.500%, 11/19/25		5,425	5,304
Jscb Agrobank
9.250%, 10/02/29(A)		1,660	1,665
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832%, 05/27/73(B)		2,785	2,735
Sovcombank Via SovCom Capital DAC
7.600%, H15T5Y + 6.362%, 02/17/73(B)(C)(E)		3,615	—
Turkiye Garanti Bankasi
8.375%, H15T5Y + 4.090%, 02/28/34(A) (B)		6,100	6,259
Yapi ve Kredi Bankasi, MTN
9.250%, 10/16/28		575	630
9.250%, 10/16/28(A)		3,950	4,326

Total Banks			88,818

Broadcasting & Cable [0.8%]
Cable One
4.000%, 11/15/30(A)		3,870	3,085
CCO Holdings
7.375%, 03/01/31(A)		1,879	1,925

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Charter Communications Operating
6.484%, 10/23/45		$2,005	$1,934
CSC Holdings
11.250%, 05/15/28(A)		1,405	1,356
Gray Television
10.500%, 07/15/29(A)		570	595
LCPR Senior Secured Financing DAC
6.750%, 10/15/27		4,900	4,483
6.750%, 10/15/27(A)		1,085	993
LCPR Senior Secured Financing DAC
5.125%, 07/15/29(A)		985	805
Time Warner Cable
5.875%, 11/15/40		530	479

Total Broadcasting & Cable			15,655

Building & Construction [1.2%]
Allegheny Ludlum
6.950%, 12/15/25		470	479
Assemblin Caverion Group
7.195%, EUR003M + 3.500%, 07/01/31(B)	EUR	700	777
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)		1,560	1,555
Builders FirstSource
4.250%, 02/01/32(A)		535	495
Cemex
9.125%, H15T5Y + 5.157%, 06/14/73(A) (B)		1,880	2,050
Dream Finders Homes
8.250%, 08/15/28(A)		1,006	1,063
Forestar Group
5.000%, 03/01/28(A)		818	797
Knife River
7.750%, 05/01/31(A)		1,255	1,334
LGI Homes
8.750%, 12/15/28(A)		490	525
New Home
9.250%, 10/01/29(A)		1,050	1,105
Patrick Industries
7.500%, 10/15/27(A)		1,245	1,247
Sisecam UK
8.250%, 05/02/29(A)		3,720	3,843
Smyrna Ready Mix Concrete
6.000%, 11/01/28(A)		490	492
Smyrna Ready Mix Concrete
8.875%, 11/15/31(A)		$1,225	$1,321
Summit Materials
6.500%, 03/15/27(A)		1,450	1,452
West China Cement
4.950%, 07/08/26		3,360	2,587
Winnebago Industries
6.250%, 07/15/28(A)		440	440
Yuksel Insaat
9.500%, 11/10/15(C)		12,655	127

Total Building & Construction			21,689

Building Materials [0.6%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)		350	337
American Builders & Contractors Supply
3.875%, 11/15/29(A)		400	375
Camelot Return Merger Sub
8.750%, 08/01/28(A)		740	749
CP Atlas Buyer
7.000%, 12/01/28(A)		850	787
Foundation Building Materials
6.000%, 03/01/29(A)		2,082	1,838
GYP Holdings III
4.625%, 05/01/29(A)		975	933
Interface
5.500%, 12/01/28(A)		825	805
Masterbrand
7.000%, 07/15/32(A)		955	1,001
Miter Brands Acquisition Holdco
6.750%, 04/01/32(A)		475	493
Standard Building Solutions
6.500%, 08/15/32(A)		150	155
Standard Industries
5.000%, 02/15/27(A)		600	595
Standard Industries
4.750%, 01/15/28(A)		1,150	1,127
Standard Industries
4.375%, 07/15/30(A)		530	501
White Capital Buyer
6.875%, 10/15/28(A)		725	732

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
White Capital Parent
8.250%cash/9.000% PIK, 03/15/26(A)	$425	$425

Total Building Materials		10,853

Building-Heavy Construct [0.5%]
Arcosa
6.875%, 08/15/32(A)	290	304
HTA Group
7.500%, 06/04/29(A)	4,370	4,436
Odebrecht Holdco Finance
0.000%, 09/10/58(D)	13,874	50
Sitios Latinoamerica
5.375%, 04/04/32(A)	5,320	5,144

Total Building-Heavy Construct		9,934

Cable Satellite [1.0%]
CCO Holdings
5.125%, 05/01/27(A)	1,600	1,575
CCO Holdings
5.000%, 02/01/28(A)	1,200	1,167
CCO Holdings
4.750%, 03/01/30(A)	535	492
CCO Holdings
4.500%, 08/15/30(A)	550	498
CCO Holdings
4.250%, 01/15/34(A)	900	740
CSC Holdings
5.500%, 04/15/27(A)	750	660
CSC Holdings
5.750%, 01/15/30(A)	1,350	699
CSC Holdings
4.125%, 12/01/30(A)	400	291
CSC Holdings
3.375%, 02/15/31(A)	400	284
CSC Holdings
4.500%, 11/15/31(A)	675	491
DIRECTV Holdings
5.875%, 08/15/27(A)	981	964
DISH DBS
7.375%, 07/01/28	500	376
DISH DBS
5.125%, 06/01/29	675	453
Sirius XM Radio
4.000%, 07/15/28(A)	1,740	1,642
Sirius XM Radio
5.500%, 07/01/29(A)	1,475	1,441
Sirius XM Radio
3.875%, 09/01/31(A)	575	501
Sunrise FinCo I BV
4.875%, 07/15/31(A)	$975	$919
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	1,400	1,358
Virgin Media Finance
5.000%, 07/15/30(A)	825	725
Virgin Media Secured Finance
5.500%, 05/15/29(A)	1,425	1,366
Virgin Media Secured Finance
4.500%, 08/15/30(A)	825	734
Vmed O2 UK Financing I
4.750%, 07/15/31(A)	1,330	1,184
Ziggo Bond BV
6.000%, 01/15/27(A)	700	700
Ziggo Bond BV
5.125%, 02/28/30(A)	225	207

Total Cable Satellite		19,467

Chemicals [1.6%]
Axalta Coating Systems
4.750%, 06/15/27(A)	700	694
Axalta Coating Systems
3.375%, 02/15/29(A)	375	351
Braskem Idesa SAPI
7.450%, 11/15/29	4,468	3,872
Braskem Idesa SAPI
6.990%, 02/20/32	3,750	2,955
Braskem Netherlands Finance BV
8.500%, 01/12/31(A)	2,530	2,690
Braskem Netherlands Finance BV
7.250%, 02/13/33(A)	2,325	2,299
Consolidated Energy Finance
12.000%, 02/15/31(A)	520	523
Element Solutions
3.875%, 09/01/28(A)	700	668
HB Fuller
4.250%, 10/15/28	775	743
Herens Holdco Sarl
4.750%, 05/15/28(A)	1,075	938
Illuminate Buyer
9.000%, 07/01/28(A)	425	430
INEOS Finance
6.750%, 05/15/28(A)	2,235	2,258
INEOS Quattro Finance 2
9.625%, 03/15/29(A)	470	503

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Italmatch Chemicals
8.845%, EUR003M + 5.500%, 02/06/28(B)	EUR	937	$1,054
LSF11 A5 HoldCo
6.625%, 10/15/29(A)		975	948
OCP
7.500%, 05/02/54(A)		3,850	4,186
Olympus Water US Holding
7.125%, 10/01/27(A)		375	383
Olympus Water US Holding
9.750%, 11/15/28(A)		325	347
Olympus Water US Holding
6.250%, 10/01/29(A)		875	847
Olympus Water US Holding
7.250%, 06/15/31(A)		300	312
Sasol Financing USA
6.500%, 09/27/28		2,300	2,280
SNF Group
3.375%, 03/15/30(A)		275	248
WR Grace Holdings
4.875%, 06/15/27(A)		425	419
WR Grace Holdings
5.625%, 08/15/29(A)		225	211

Total Chemicals			30,159

Coal Mining [0.1%]
Coronado Finance Pty
9.250%, 10/01/29(A)		497	510
New World Resources
8.000%, 04/07/20(C)	EUR	1,101	2
Warrior Met Coal
7.875%, 12/01/28(A)		1,097	1,135

Total Coal Mining			1,647

Commercial Serv-Finance [0.1%]
Sabre GLBL
8.625%, 06/01/27(A)		1,324	1,298
Shift4 Payments
6.750%, 08/15/32(A)		148	155

Total Commercial Serv-Finance			1,453

Commercial Services [0.1%]
Arena Luxembourg Finance Sarl
6.276%, EUR003M + 3.000%, 02/01/27(B)	EUR	200	$224
Bidvest Group UK
3.625%, 09/23/26		2,575	2,502
SD International Sukuk, MTN
6.300%, 05/09/22(C)		13,384	—

Total Commercial Services			2,726

Communication & Media [0.3%]
Globo Comunicacao e Participacoes
5.500%, 01/14/32		1,505	1,409
5.500%, 01/14/32(A)		5,140	4,810

Total Communication & Media			6,219

Computer System Design & Services [0.3%]
Magnum Holdings
5.375%, 10/31/26(A)		4,900	4,826

Computers-Memory Devices [0.1%]
Seagate HDD Cayman
8.250%, 12/15/29		911	990

Construction Machinery [0.1%]
Terex
5.000%, 05/15/29(A)		680	663
United Rentals North America
5.500%, 05/15/27		424	424
United Rentals North America
4.875%, 01/15/28		600	596

Total Construction Machinery			1,683

Consumer Cyclical Services [0.5%]
Allied Universal Holdco
9.750%, 07/15/27(A)		475	476
Allied Universal Holdco
6.000%, 06/01/29(A)		1,375	1,230
Allied Universal Holdco
7.875%, 02/15/31(A)		425	434
Brink’s
6.500%, 06/15/29(A)		350	362
Brink’s
6.750%, 06/15/32(A)		350	365

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Cars.com
6.375%, 11/01/28(A)		$850	$853
Dun & Bradstreet
5.000%, 12/15/29(A)		625	623
Garda World Security
6.000%, 06/01/29(A)		1,250	1,195
Go Daddy Operating
5.250%, 12/01/27(A)		725	722
GW B-CR Security
9.500%, 11/01/27(A)		918	919
Match Group
5.000%, 12/15/27(A)		1,000	989
Match Group
4.625%, 06/01/28(A)		250	243

Total Consumer Cyclical Services			8,411

Consumer Products [0.2%]
BCPE Empire Holdings
7.625%, 05/01/27(A)		1,500	1,505
Edgewell Personal Care
5.500%, 06/01/28(A)		725	724
Edgewell Personal Care
4.125%, 04/01/29(A)		200	189
Energizer Holdings
6.500%, 12/31/27(A)		750	762
Energizer Holdings
4.375%, 03/31/29(A)		850	805

Total Consumer Products			3,985

Consumer Products & Services [0.1%]
Kronos Acquisition Holdings
8.250%, 06/30/31(A)		525	525
Kronos Acquisition Holdings
10.750%, 06/30/32(A)		525	499

Total Consumer Products & Services			1,024

Containers & Packaging [0.0%]
Graham Packaging
7.125%, 08/15/28(A)		660	655

Dialysis Centers [0.1%]
DaVita
6.875%, 09/01/32(A)		980	1,012

Distribution/Wholesale [0.1%]
Azelis Finance
4.750%, 09/25/29	EUR	240	$272
Windsor Holdings III
8.500%, 06/15/30(A)		875	936

Total Distribution/Wholesale			1,208

Diversified Manufacturing [0.2%]
EMRLD Borrower
6.625%, 12/15/30(A)		1,500	1,547
Gates
6.875%, 07/01/29(A)		350	362
WESCO Distribution
7.250%, 06/15/28(A)		800	819
WESCO Distribution
6.375%, 03/15/29(A)		100	104
WESCO Distribution
6.625%, 03/15/32(A)		150	156

Total Diversified Manufacturing			2,988

Drugs [0.4%]
Neopharmed Gentili SPA
7.935%, EUR003M + 4.250%, 04/08/30(B)	EUR	400	449
Organon
2.875%, 04/30/28	EUR	1,000	1,068
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/31		4,550	5,216

Total Drugs			6,733

E-Commerce/Products [0.0%]
ANGI Group
3.875%, 08/15/28(A)		685	628
Wayfair
7.250%, 10/31/29(A)		36	37

Total E-Commerce/Products			665

E-Commerce/Services [0.1%]
Uber Technologies
7.500%, 09/15/27(A)		2,258	2,303

Electric Utilities [1.8%]
Adani Renewable Energy RJ, MTN
4.625%, 10/15/39		5,003	4,283

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
AES Andes
8.150%, H15T5Y + 3.835%, 06/10/55(A) (B)		$1,540	$1,589
Cikarang Listrindo
4.950%, 09/14/26		2,700	2,658
FirstEnergy
2.050%, 03/01/25		174	171
Greenko Power II
4.300%, 12/13/28		625	587
Lightning Power
7.250%, 08/15/32(A)		1,360	1,428
Mercury Chile Holdco
6.500%, 01/24/27(A)		6,830	6,782
Minejesa Capital BV
5.625%, 08/10/37(A)		5,300	5,100
Mong Duong Finance Holdings BV
5.125%, 05/07/29		5,093	4,943
Pike
8.625%, 01/31/31(A)		545	583
Star Energy Geothermal Wayang Windu
6.750%, 04/24/33		4,835	4,937
Vistra
8.000%, H15T5Y + 6.930%, 04/15/73(A) (B)		1,130	1,184

Total Electric Utilities			34,245

Energy & Power [0.2%]
Continuum Energy Aura Pte
9.500%, 02/24/27(A)		2,440	2,559
Greenko Solar Mauritius
5.950%, 07/29/26		1,900	1,895

Total Energy & Power			4,454

Entertainment & Gaming [1.0%]
IGT Lottery Holdings BV
4.250%, 03/15/30	EUR	430	483
Lottomatica
7.505%, EUR003M + 4.000%, 12/15/30(B)	EUR	400	449
Lottomatica
6.755%, EUR003M + 3.250%, 06/01/31(B)	EUR	200	224
Melco Resorts Finance
4.875%, 06/06/25		2,340	2,319
Melco Resorts Finance
5.250%, 04/26/26		$4,600	$4,514
MGM China Holdings
5.250%, 06/18/25		2,700	2,685
MGM China Holdings
7.125%, 06/26/31(A)		2,070	2,130
Studio City Finance
6.500%, 01/15/28		4,000	3,912
Wynn Macau
5.625%, 08/26/28		900	875
Wynn Macau
5.125%, 12/15/29		2,100	1,972

Total Entertainment & Gaming			19,563

Finance [0.1%]
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	450	337
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	700	625

Total Finance			962

Finance Companies [0.6%]
Boost Newco Borrower
7.500%, 01/15/31(A)		2,165	2,323
Macquarie Airfinance Holdings
6.400%, 03/26/29(A)		75	78
Macquarie Airfinance Holdings
8.125%, 03/30/29(A)		835	885
Macquarie Airfinance Holdings
6.500%, 03/26/31(A)		75	79
Navient
6.750%, 06/25/25		375	377
Navient
5.000%, 03/15/27		750	744
Rocket Mortgage
3.625%, 03/01/29(A)		350	329
Rocket Mortgage
3.875%, 03/01/31(A)		950	873
Rocket Mortgage
4.000%, 10/15/33(A)		575	514
United Wholesale Mortgage
5.500%, 11/15/25(A)		1,935	1,931
5.500%, 04/15/29(A)		3,228	3,144

Total Finance Companies			11,277

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Financial Services [1.5%]
ASG Finance Designated Activity
9.750%, 05/15/29(A)		$6,040	$6,043
Bread Financial Holdings
9.750%, 03/15/29(A)		710	751
Castlelake Aviation Finance DAC
5.000%, 04/15/27(A)		650	652
CSN Inova Ventures
6.750%, 01/28/28(A)		2,680	2,590
Enact Holdings
6.250%, 05/28/29		1,910	1,984
Encore Capital Group
4.250%, 06/01/28	GBP	1,000	1,226
Encore Capital Group
9.250%, 04/01/29(A)		1,185	1,275
Enova International
9.125%, 08/01/29(A)		490	503
Freedom Mortgage Holdings
9.250%, 02/01/29(A)		754	784
GGAM Finance
8.000%, 02/15/27(A)		990	1,034
Iqera Group SAS
10.042%, EUR003M + 6.500%, 02/15/27(B)	EUR	900	624
Macquarie Airfinance Holdings
8.375%, 05/01/28(A)		560	589
Muangthai Capital
6.875%, 09/30/28		2,260	2,275
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)		495	495
Nationstar Mortgage Holdings
6.500%, 08/01/29(A)		440	447
Nationstar Mortgage Holdings
5.750%, 11/15/31(A)		900	882
Nationstar Mortgage Holdings
7.125%, 02/01/32(A)		287	300
OEC Finance
7.500%, 03/14/73(C)		38	1
OneMain Finance
9.000%, 01/15/29		1,435	1,521
PennyMac Financial Services
5.375%, 10/15/25(A)		785	783
PennyMac Financial Services
7.875%, 12/15/29(A)		$450	$480
PRA Group
5.000%, 10/01/29(A)		540	497
PRA Group
8.875%, 01/31/30(A)		470	489
Sobha Sukuk
8.750%, 07/17/28		2,457	2,523

Total Financial Services			28,748

Food & Beverage [0.2%]
BellRing Brands
7.000%, 03/15/30(A)		925	968
Performance Food Group
4.250%, 08/01/29(A)		925	880
Performance Food Group
6.125%, 09/15/32(A)		50	51
Post Holdings
5.625%, 01/15/28(A)		254	256
Post Holdings
6.250%, 02/15/32(A)		250	257
6.250%, 10/15/34(A)		175	176
Post Holdings
6.375%, 03/01/33(A)		550	557
US Foods
6.875%, 09/15/28(A)		375	391
US Foods
4.750%, 02/15/29(A)		675	658
US Foods
5.750%, 04/15/33(A)		75	75

Total Food & Beverage			4,269

Food, Beverage & Tobacco [1.1%]
Agrosuper
4.600%, 01/20/32(A)		5,235	4,825
BRF
4.875%, 01/24/30		2,885	2,787
Coca-Cola Icecek
50.500%, 04/28/25	TRY	101,100	2,956
Health & Happiness H&H International Holdings
13.500%, 06/26/26		1,400	1,486
Minerva Luxembourg
4.375%, 03/18/31(A)		4,475	3,975
Simmons Foods
4.625%, 03/01/29(A)		855	810
Turning Point Brands
5.625%, 02/15/26(A)		1,915	1,909

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Vector Group
5.750%, 02/01/29(A)	$1,955	$1,982

Total Food, Beverage & Tobacco		20,730

Gaming [0.8%]
Affinity Interactive
6.875%, 12/15/27(A)	350	301
Boyd Gaming
4.750%, 12/01/27	875	865
Caesars Entertainment
4.625%, 10/15/29(A)	300	285
Caesars Entertainment
7.000%, 02/15/30(A)	150	157
Caesars Entertainment
6.500%, 02/15/32(A)	425	440
Churchill Downs
5.750%, 04/01/30(A)	75	75
Churchill Downs
6.750%, 05/01/31(A)	910	940
Colt Merger Sub
8.125%, 07/01/27(A)	2,335	2,383
Light & Wonder International
7.250%, 11/15/29(A)	125	129
Light & Wonder International
7.500%, 09/01/31(A)	625	656
MGM Resorts International
6.125%, 09/15/29	300	304
MGM Resorts International
6.500%, 04/15/32	625	637
Midwest Gaming Borrower
4.875%, 05/01/29(A)	775	743
Mohegan Tribal Gaming Authority
8.000%, 02/01/26(A)	850	841
Ontario Gaming GTA
8.000%, 08/01/30(A)	1,000	1,040
Penn Entertainment
5.625%, 01/15/27(A)	830	822
Penn Entertainment
4.125%, 07/01/29(A)	300	273
Scientific Games Holdings
6.625%, 03/01/30(A)	650	645
Station Casinos
4.500%, 02/15/28(A)	1,990	1,921
Station Casinos
4.625%, 12/01/31(A)	860	798
Wynn Resorts Finance
7.125%, 02/15/31(A)	$475	$512
Wynn Resorts Finance
6.250%, 03/15/33(A)	200	203

Total Gaming		14,970

Gas-Distribution [0.0%]
AmeriGas Partners
9.375%, 06/01/28(A)	405	425

Gold Mining [0.6%]
Aris Mining
6.875%, 08/09/26	5,956	5,933
Cia de Minas Buenaventura SAA
5.500%, 07/23/26	5,175	5,107

Total Gold Mining		11,040

Healthcare [0.5%]
Avantor Funding
4.625%, 07/15/28(A)	875	855
CHS
5.625%, 03/15/27(A)	650	639
CHS
6.000%, 01/15/29(A)	250	243
CHS
6.875%, 04/15/29(A)	725	660
Concentra Escrow Issuer
6.875%, 07/15/32(A)	150	157
Embecta
6.750%, 02/15/30(A)	550	521
IQVIA
5.000%, 10/15/26(A)	1,075	1,072
Medline Borrower
6.250%, 04/01/29(A)	525	541
Medline Borrower
5.250%, 10/01/29(A)	2,100	2,058
Neogen Food Safety
8.625%, 07/20/30(A)	400	443
Tenet Healthcare
5.125%, 11/01/27	1,225	1,221
Tenet Healthcare
6.125%, 10/01/28	1,354	1,363
Tenet Healthcare
6.750%, 05/15/31	450	469

Total Healthcare		10,242

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Homebuilders/Materials/Construction [0.0%]
PCF GmbH
4.750%, 04/15/29	EUR	253	$242
Victoria
3.750%, 03/15/28	EUR	500	418

Total Homebuilders/Materials/Construction			660

Hotels and Motels [0.1%]
Hilton Grand Vacations Borrower Escrow
6.625%, 01/15/32(A)		495	501
Marriott Ownership Resorts
4.750%, 01/15/28		1,045	1,004
Travel + Leisure
6.625%, 07/31/26(A)		938	956

Total Hotels and Motels			2,461

Independent Energy [0.6%]
Aethon United BR
7.500%, 10/01/29(A)		350	355
Antero Resources
7.625%, 02/01/29(A)		159	164
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)		1,135	1,136
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		375	448
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)		1,685	1,726
Chord Energy
6.375%, 06/01/26(A)		500	501
Civitas Resources
8.375%, 07/01/28(A)		1,315	1,367
Civitas Resources
8.625%, 11/01/30(A)		225	238
Civitas Resources
8.750%, 07/01/31(A)		1,050	1,112
Comstock Resources
6.750%, 03/01/29(A)		825	805
Expand Energy
7.000%, 10/01/24(C) (E)		575	11
Matador Resources
6.500%, 04/15/32(A)		450	450
Matador Resources
6.250%, 04/15/33(A)		100	98
Permian Resources Operating
5.375%, 01/15/26(A)		$350	$349
Permian Resources Operating
6.250%, 02/01/33(A)		175	177
Range Resources
8.250%, 01/15/29		500	518
Sitio Royalties Operating Partnership
7.875%, 11/01/28(A)		300	314
SM Energy
6.750%, 09/15/26		625	625
6.750%, 08/01/29(A)		100	100
SM Energy
7.000%, 08/01/32(A)		100	100
Southwestern Energy
8.375%, 09/15/28		375	386
Southwestern Energy
5.375%, 03/15/30		300	299
TGNR Intermediate Holdings
5.500%, 10/15/29(A)		350	333

Total Independent Energy			11,612

Industrial [0.0%]
Mangrove Luxco III Sarl
8.674%, EUR003M + 5.000%, 07/15/29(B)	EUR	100	111

Industrial - Other [0.2%]
Artera Services
8.500%, 02/15/31(A)		325	322
Hillenbrand
6.250%, 02/15/29		725	738
Madison IAQ
5.875%, 06/30/29(A)		1,525	1,485
Rand Parent
8.500%, 02/15/30(A)		510	520
SPX FLOW
8.750%, 04/01/30(A)		900	944

Total Industrial - Other			4,009

Insurance [0.1%]
Howden UK Refinance
8.125%, 02/15/32(A)		1,560	1,604

Insurance - P&C [1.1%]
Acrisure
7.500%, 11/06/30(A)		970	998

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		$680	$678
Alliant Holdings Intermediate
5.875%, 11/01/29(A)		175	168
Alliant Holdings Intermediate
7.000%, 01/15/31(A)		725	745
Alliant Holdings Intermediate
7.375%, 10/01/32(A)		350	355
AmWINS Group
4.875%, 06/30/29(A)		1,225	1,175
Ardonagh Finco
7.750%, 02/15/31(A)		250	259
Ardonagh Group Finance
8.875%, 02/15/32(A)		1,750	1,810
AssuredPartners
5.625%, 01/15/29(A)		775	746
AssuredPartners
7.500%, 02/15/32(A)		275	283
Baldwin Insurance Group Holdings
7.125%, 05/15/31(A)		2,655	2,794
BroadStreet Partners
5.875%, 04/15/29(A)		1,450	1,386
GTCR AP Finance
8.000%, 05/15/27(A)		450	450
HUB International
5.625%, 12/01/29(A)		1,075	1,054
HUB International
7.250%, 06/15/30(A)		1,200	1,251
HUB International
7.375%, 01/31/32(A)		900	929
Jones Deslauriers Insurance Management
8.500%, 03/15/30(A)		875	937
Jones Deslauriers Insurance Management
10.500%, 12/15/30(A)		600	652
Panther Escrow Issuer
7.125%, 06/01/31(A)		1,125	1,180
Ryan Specialty
4.375%, 02/01/30(A)		300	289
Ryan Specialty
5.875%, 08/01/32(A)		250	255
USI
7.500%, 01/15/32(A)		1,375	1,424

Total Insurance - P&C			19,818

Internet Connectiv Svcs [0.1%]
United Group BV
7.792%, EUR003M + 4.250%, 02/01/29(B)	EUR	500	$555
7.792%, EUR003M + 4.250%, 02/15/31(B)	EUR	1,880	2,092

Total Internet Connectiv Svcs			2,647

Investment Bank/Broker-Dealer [0.1%]
Aretec Group
10.000%, 08/15/30(A)		935	995
VFH Parent
7.500%, 06/15/31(A)		885	927

Total Investment Bank/Broker-Dealer			1,922

Investment Companies [0.1%]
Hightower Holding
6.750%, 04/15/29(A)		1,107	1,061

Leisure [0.6%]
Carnival
6.000%, 05/01/29(A)		325	329
Carnival
7.000%, 08/15/29(A)		175	186
Carnival
10.500%, 06/01/30(A)		2,131	2,314
NCL
5.875%, 03/15/26(A)		1,100	1,101
5.875%, 02/15/27(A)		1,580	1,586
NCL
8.125%, 01/15/29(A)		250	267
NCL
7.750%, 02/15/29(A)		125	134
NCL Finance
6.125%, 03/15/28(A)		200	204
Royal Caribbean Cruises
5.500%, 08/31/26(A)		350	353
Royal Caribbean Cruises
5.375%, 07/15/27(A)		525	530
Royal Caribbean Cruises
5.625%, 09/30/31(A)		100	102
Royal Caribbean Cruises
6.250%, 03/15/32(A)		275	285
Royal Caribbean Cruises
6.000%, 02/01/33(A)		175	179
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		900	878

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Six Flags Entertainment
7.250%, 05/15/31(A)		$875	$906
Viking Cruises
6.250%, 05/15/25(A)		1,690	1,688
VOC Escrow
5.000%, 02/15/28(A)		1,005	994

Total Leisure			12,036

Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)		525	527
Hilton Domestic Operating
3.750%, 05/01/29(A)		375	356
Hilton Domestic Operating
5.875%, 03/15/33(A)		300	306
RHP Hotel Properties
6.500%, 04/01/32(A)		425	439
Wyndham Hotels & Resorts
4.375%, 08/15/28(A)		375	362

Total Lodging			1,990

Machinery [0.0%]
Dynamo Newco II GmbH
6.250%, 10/15/31	EUR	150	168
Manitowoc
9.250%, 10/01/31(A)		720	738

Total Machinery			906

Machinery-Pumps [0.0%]
CEME
7.779%, EUR003M + 4.500%, 09/30/31(B)	EUR	200	219

Marine Services [0.1%]
DP World Salaam
6.000%, H15T5Y + 5.750%, 01/01/73(B)		2,250	2,247

Media Entertainment [0.4%]
Audacy Capital
6.500%, 05/01/27(A) (C)		2,050	41
Audacy Capital
6.750%, 03/31/29(A) (C)		1,350	27
CMG Media
8.875%, 12/15/27(A)		600	351
Gray Television
5.375%, 11/15/31(A)		$350	$220
Lamar Media
4.875%, 01/15/29		1,000	988
Nexstar Broadcasting
5.625%, 07/15/27(A)		375	372
Outfront Media Capital
4.625%, 03/15/30(A)		925	879
ROBLOX
3.875%, 05/01/30(A)		600	557
Sinclair Television Group
5.500%, 03/01/30(A)		725	520
Sinclair Television Group
4.125%, 12/01/30(A)		895	694
Stagwell Global
5.625%, 08/15/29(A)		1,550	1,504
TEGNA
5.000%, 09/15/29		350	333
Univision Communications
8.000%, 08/15/28(A)		200	205
Univision Communications
4.500%, 05/01/29(A)		300	269
Univision Communications
7.375%, 06/30/30(A)		625	608
Urban One
7.375%, 02/01/28(A)		100	72

Total Media Entertainment			7,640

Medical Labs and Testing Srv [0.1%]
Star Parent
9.000%, 10/01/30(A)		1,510	1,621

Medical Products & Services [0.2%]
LifePoint Health
11.000%, 10/15/30(A)		470	530
Perrigo Finance Unlimited
3.900%, 12/15/24		1,110	1,106
RAY Financing
6.500%, 07/15/31	EUR	300	343
RAY Financing
7.435%, EUR003M + 3.750%, 07/15/31(B)	EUR	400	448
Tenet Healthcare
6.125%, 06/15/30		490	498

Total Medical Products & Services			2,925

Metal-Copper [0.1%]
First Quantum Minerals
6.875%, 10/15/27(A)		520	514

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
First Quantum Minerals
9.375%, 03/01/29(A)		$1,365	$1,447

Total Metal-Copper			1,961

Metal-Iron [0.4%]
Mineral Resources
8.125%, 05/01/27(A)		960	969
Mineral Resources
9.250%, 10/01/28(A)		560	595
Samarco Mineracao
9.000% PIK, 06/30/31		4,050	3,795
TMS International
6.250%, 04/15/29(A)		1,240	1,181

Total Metal-Iron			6,540

Metals & Mining [0.4%]
Alcoa Nederland Holding BV
7.125%, 03/15/31(A)		565	602
Arsenal AIC Parent
8.000%, 10/01/30(A)		535	574
Cleveland-Cliffs
4.625%, 03/01/29(A)		875	827
Cleveland-Cliffs
7.000%, 03/15/32(A)		950	958
Coeur Mining
5.125%, 02/15/29(A)		650	631
Vedanta Resources Finance II
13.875%, 12/09/28		2,029	2,031
Vedanta Resources Finance II
10.875%, 09/17/29(A)		2,320	2,351

Total Metals & Mining			7,974

Midstream [0.6%]
Antero Midstream Partners
5.750%, 03/01/27(A)		2,025	2,024
Blue Racer Midstream
7.000%, 07/15/29(A)		150	156
Blue Racer Midstream
7.250%, 07/15/32(A)		200	210
CNX Midstream Partners
4.750%, 04/15/30(A)		875	818
DT Midstream
4.375%, 06/15/31(A)		950	899
EQM Midstream Partners
6.375%, 04/01/29(A)		$275	$284
EQT Midstream Partners
6.500%, 07/01/27(A)		500	515
EQT Midstream Partners
5.500%, 07/15/28		1,500	1,520
Hess Midstream Operations
5.125%, 06/15/28(A)		825	816
Northriver Midstream Finance
6.750%, 07/15/32(A)		575	593
Solaris Midstream Holdings
7.625%, 04/01/26(A)		725	730
Suburban Propane Partners
5.875%, 03/01/27		750	749
Suburban Propane Partners
5.000%, 06/01/31(A)		375	349
Targa Resources Partners
6.500%, 07/15/27		850	861

Total Midstream			10,524

Miscellaneous Manufacturing [0.0%]
Anolis Capital Markets PCC
4.150%, 01/01/28(E)	EUR	644	623

Motion Pictures and Services [0.1%]
Warnermedia Holdings
4.279%, 03/15/32		1,105	985

Non-Ferrous Metals [0.2%]
Minsur
4.500%, 10/28/31		3,200	2,949

Oil Field Services [0.4%]
Archrock Partners
6.875%, 04/01/27(A)		1,300	1,304
Kodiak Gas Services
7.250%, 02/15/29(A)		525	543
Nabors Industries
7.375%, 05/15/27(A)		1,030	1,032
Nabors Industries
9.125%, 01/31/30(A)		485	500
Nabors Industries
8.875%, 08/15/31(A)		225	215
ORO SG Pte
12.000%, 12/20/25(C)(E)		9,119	9
Precision Drilling
7.125%, 01/15/26(A)		362	362

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Precision Drilling
6.875%, 01/15/29(A)		$505	$503
Transocean Titan Financing
8.375%, 02/01/28(A)		952	981
USA Compression Partners
7.125%, 03/15/29(A)		1,225	1,262

Total Oil Field Services			6,711

Oil-Field Services [0.0%]
OEG Finance
7.250%, 09/27/29	EUR	150	170

Packaging [0.5%]
ARD Finance
6.500% PIK, 06/30/27(A)		1,282	288
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)		975	868
Ardagh Packaging Finance
5.250%, 08/15/27(A)		1,550	1,156
Ball
6.000%, 06/15/29		675	698
Clydesdale Acquisition Holdings
6.875%, 01/15/30(A)		275	280
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)		1,850	1,887
Mauser Packaging Solutions Holding
7.875%, 04/15/27(A)		450	464
Mauser Packaging Solutions Holding
9.250%, 04/15/27(A)		375	385
OI European Group BV
4.750%, 02/15/30(A)		925	875
Owens-Brockway Glass Container
7.375%, 06/01/32(A)		300	307
Sealed Air
7.250%, 02/15/31(A)		550	582
Sealed Air
6.500%, 07/15/32(A)		450	464
Trivium Packaging Finance BV
8.500%, 08/15/27(A)		1,400	1,402

Total Packaging			9,656

Paper [0.1%]
Clearwater Paper
4.750%, 08/15/28(A)		$500	$471
Graphic Packaging International
4.750%, 07/15/27(A)		300	296
Graphic Packaging International
3.500%, 03/15/28(A)		300	286

Total Paper			1,053

Paper & Related Products [0.3%]
Domtar
6.750%, 10/01/28(A)		265	242
LD Celulose International GmbH
7.950%, 01/26/32(A)		3,720	3,819
Mativ Holdings
6.875%, 10/01/26(A)		1,875	1,874

Total Paper & Related Products			5,935

Petroleum & Fuel Products [5.6%]
California Resources
8.250%, 06/15/29(A)		955	974
CITGO Petroleum
7.000%, 06/15/25(A)		530	530
Cosan Overseas
8.250%, 02/05/73		3,275	3,354
Ecopetrol
4.625%, 11/02/31		7,550	6,484
Ecopetrol
8.875%, 01/13/33		1,230	1,319
Ecopetrol
8.375%, 01/19/36		1,080	1,104
Ecopetrol
5.875%, 05/28/45		4,500	3,377
Energean Israel Finance
5.375%, 03/30/28(A)		4,183	3,761
Energy Transfer
7.125%, H15T5Y + 2.829%, 10/01/54(B)		945	967
Geopark
5.500%, 01/17/27		7,780	7,414
Global Partners
8.250%, 01/15/32(A)		515	534
Gulfport Energy
6.750%, 09/01/29(A)		350	355
Hilcorp Energy I
8.375%, 11/01/33(A)		2,024	2,182

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Kosmos Energy
7.500%, 03/01/28		$405	$392
Kosmos Energy
8.750%, 10/01/31(A)		9,870	9,727
Leviathan Bond
6.125%, 06/30/25(A)		1,750	1,720
Leviathan Bond
6.500%, 06/30/27(A)		3,611	3,418
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)		3,585	3,566
Medco Bell Pte
6.375%, 01/30/27		3,285	3,271
Medco Maple Tree Pte
8.960%, 04/27/29(A)		2,800	2,954
New Fortress Energy
6.750%, 09/15/25(A)		1,086	1,042
New Fortress Energy
6.500%, 09/30/26(A)		610	513
Noble Finance II
8.000%, 04/15/30(A)		1,085	1,119
Oro Negro Drilling Pte
0.000%, * (D) (E)		3,683	—
Oro Negro Drilling Pte
7.500%, 01/24/24(A) (C)		23,137	23
PBF Holding
6.000%, 02/15/28		985	972
Petroleos de Venezuela
8.500%, 10/27/20(C)		10,470	9,580
Petroleos de Venezuela
9.750%, 05/17/35(C)		8,689	934
Petroleos del Peru
4.750%, 06/19/32		2,900	2,282
Petroleos del Peru
5.625%, 06/19/47		1,125	767
Petroleos Mexicanos
5.950%, 01/28/31		6,340	5,505
Petroleos Mexicanos
10.000%, 02/07/33		1,820	1,928
Prairie Acquiror
9.000%, 08/01/29(A)		785	810
Rockies Express Pipeline
3.600%, 05/15/25(A)		825	811
Rockies Express Pipeline
7.500%, 07/15/38(A)		1,073	1,115
Seadrill Finance
8.375%, 08/01/30(A)		650	678
Tallgrass Energy Partners
7.500%, 10/01/25(A)		1,500	1,500
Tallgrass Energy Partners
7.375%, 02/15/29(A)		545	552
Talos Production
9.000%, 02/01/29(A)		$300	$309
Talos Production
9.375%, 02/01/31(A)		630	648
Tengizchevroil Finance International
3.250%, 08/15/30		3,350	2,910
Transocean
8.750%, 02/15/30(A)		531	554
Transocean Aquila
8.000%, 09/30/28(A)		1,110	1,137
Tullow Oil
7.000%, 03/01/25		2,500	2,372
Valaris
8.375%, 04/30/30(A)		1,129	1,163
Venture Global Calcasieu Pass
6.250%, 01/15/30(A)		955	1,001
Venture Global LNG
9.500%, 02/01/29(A)		1,015	1,140
Vital Energy
7.750%, 07/31/29(A)		500	497
YPF
9.000%, 02/12/26(F)		1,638	1,663
YPF
6.950%, 07/21/27		4,610	4,485

Total Petroleum & Fuel Products			105,413

Pharmaceuticals [0.3%]
Bausch Health
5.000%, 02/15/29(A)		300	173
Bausch Health
7.250%, 05/30/29(A)		925	566
Cidron Aida Finco Sarl
5.000%, 04/01/28	EUR	1,000	1,081
Emergent BioSolutions
3.875%, 08/15/28(A)		495	377
Grifols
4.750%, 10/15/28(A)		1,100	1,031
Organon
5.125%, 04/30/31(A)		900	849
Organon
6.750%, 05/15/34(A)		1,295	1,335

Total Pharmaceuticals			5,412

Precious Metals [0.0%]
Hecla Mining
7.250%, 02/15/28		333	340

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Printing & Publishing [0.0%]
Cimpress
7.375%, 09/15/32(A)		$500	$506

Real Estate [0.3%]
Emeria SASU
7.750%, 03/31/28	EUR	1,850	1,968
PCPD Capital
5.125%, 06/18/26		5,000	4,502

Total Real Estate			6,470

Real Estate Investment Trusts [0.2%]
Brookfield Property REIT
5.750%, 05/15/26(A)		2,029	2,020
Necessity Retail REIT
4.500%, 09/30/28(A)		1,020	957

Total Real Estate Investment Trusts			2,977

Real Estate Oper/Develop [0.9%]
Country Garden Holdings
5.125%, 01/17/25(C)		2,600	162
Howard Hughes
5.375%, 08/01/28(A)		1,980	1,951
Kaisa Group Holdings
11.700%, 11/11/25(C)		2,021	64
MAF Global Securities
6.375%, H15T5Y + 3.539%, 09/20/73(B)		5,175	5,177
NWD Finance BVI
5.250%, H15T5Y + 7.889%, 12/22/72(B)		3,400	2,841
Pakuwon Jati
4.875%, 04/29/28		5,600	5,382
Vanke Real Estate Hong Kong, MTN
3.975%, 11/09/27		1,424	954

Total Real Estate Oper/Develop			16,531

Regional Banks-Non US [0.2%]
Emirates NBD Bank PJSC
6.125%, CMTUSD6Y + 3.656%, 09/20/73(B)		4,500	4,491

Restaurants [0.2%]
1011778 BC ULC
6.125%, 06/15/29(A)		225	232
1011778 BC ULC
5.625%, 09/15/29(A)		175	178
1011778 BC ULC
4.000%, 10/15/30(A)		$2,025	$1,867
KFC Holding
4.750%, 06/01/27(A)		975	969

Total Restaurants			3,246

Retail [1.1%]
Arcos Dorados BV
6.125%, 05/27/29		2,400	2,440
Asbury Automotive Group
4.750%, 03/01/30		230	220
Bath & Body Works
6.750%, 07/01/36		1,120	1,154
BlueLinx Holdings
6.000%, 11/15/29(A)		1,140	1,093
Carvana
13.000% PIK, 06/01/30(A)		953	1,037
Fertitta Entertainment
6.750%, 01/15/30(A)		1,240	1,155
FirstCash
5.625%, 01/01/30(A)		1,089	1,079
FirstCash
6.875%, 03/01/32(A)		2,086	2,147
Foot Locker
4.000%, 10/01/29(A)		975	850
Future Retail
5.600%, 01/22/25(C)		16,200	16
Lithia Motors
4.375%, 01/15/31(A)		535	498
Macy’s Retail Holdings
6.125%, 03/15/32(A)		316	307
Macy’s Retail Holdings
5.125%, 01/15/42		485	373
QVC
4.450%, 02/15/25		567	564
QVC
6.875%, 04/15/29(A)		897	745
QVC
5.450%, 08/15/34		2,155	1,392
Vivo Energy Investments BV
5.125%, 09/24/27		5,225	5,077
Walgreens Boots Alliance
8.125%, 08/15/29		680	679
Walgreens Boots Alliance
4.500%, 11/18/34		250	194

Total Retail			21,020

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Retailers [0.4%]
Academy
6.000%, 11/15/27(A)	$1,690	$1,694
Asbury Automotive Group
4.625%, 11/15/29(A)	600	572
Asbury Automotive Group
5.000%, 02/15/32(A)	1,395	1,324
Gap
3.625%, 10/01/29(A)	225	203
Gap
3.875%, 10/01/31(A)	250	219
Group 1 Automotive
6.375%, 01/15/30(A)	855	869
LCM Investments Holdings II
4.875%, 05/01/29(A)	100	96
LCM Investments Holdings II
8.250%, 08/01/31(A)	775	823
Velocity Vehicle Group
8.000%, 06/01/29(A)	1,335	1,389
William Carter
5.625%, 03/15/27(A)	400	399

Total Retailers		7,588

Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(C)	4,275	43

Steel & Steel Works [0.5%]
CAP
3.900%, 04/27/31	4,510	3,687
CSN Islands XI
6.750%, 01/28/28	800	773
CSN Resources
4.625%, 06/10/31(A)	5,175	4,202

Total Steel & Steel Works		8,662

Supermarkets [0.1%]
Albertsons
7.500%, 03/15/26(A)	775	782
Albertsons
6.500%, 02/15/28(A)	200	203

Total Supermarkets		985

Technology [1.8%]
Amentum Holdings
7.250%, 08/01/32(A)	1,325	1,383
AthenaHealth Group
6.500%, 02/15/30(A)	$2,265	$2,176
Capstone Borrower
8.000%, 06/15/30(A)	625	662
Central Parent
7.250%, 06/15/29(A)	975	997
Clarivate Science Holdings
4.875%, 07/01/29(A)	1,125	1,082
Cloud Software Group
6.500%, 03/31/29(A)	2,565	2,548
Cloud Software Group
9.000%, 09/30/29(A)	1,970	2,002
Cloud Software Group
8.250%, 06/30/32(A)	150	157
Coherent
5.000%, 12/15/29(A)	1,050	1,027
Consensus Cloud Solutions
6.000%, 10/15/26(A)	525	522
Consensus Cloud Solutions
6.500%, 10/15/28(A)	625	625
Elastic
4.125%, 07/15/29(A)	950	887
Entegris Escrow
4.750%, 04/15/29(A)	350	345
Entegris Escrow
5.950%, 06/15/30(A)	1,175	1,197
Fortress Intermediate 3
7.500%, 06/01/31(A)	275	290
GoTo Group
5.500%, 05/01/28(A)	712	355
HealthEquity
4.500%, 10/01/29(A)	1,225	1,184
Insight Enterprises
6.625%, 05/15/32(A)	200	209
Iron Mountain
7.000%, 02/15/29(A)	1,225	1,277
McAfee
7.375%, 02/15/30(A)	1,975	1,926
Millennium Escrow
6.625%, 08/01/26(A)	825	519
NCR Atleos
9.500%, 04/01/29(A)	300	330
NCR Voyix
5.125%, 04/15/29(A)	1,200	1,174
NCR Voyix
5.250%, 10/01/30(A)	225	220
Open Text
3.875%, 02/15/28(A)	1,125	1,074
Rocket Software
6.500%, 02/15/29(A)	1,450	1,378

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Seagate HDD Cayman
9.625%, 12/01/32		$826	$959
Sensata Technologies BV
4.000%, 04/15/29(A)		600	572
Sensata Technologies BV
5.875%, 09/01/30(A)		275	276
SS&C Technologies
5.500%, 09/30/27(A)		1,550	1,550
Synaptics
4.000%, 06/15/29(A)		400	379
TTM Technologies
4.000%, 03/01/29(A)		625	592
UKG
6.875%, 02/01/31(A)		1,175	1,214
Viavi Solutions
3.750%, 10/01/29(A)		325	295
Zebra Technologies
6.500%, 06/01/32(A)		200	209
ZipRecruiter
5.000%, 01/15/30(A)		1,450	1,313

Total Technology			32,905

Technology, Electronics, Software & IT [0.0%]
Cedacri Mergeco SPA
8.167%, EUR003M + 4.625%, 05/15/28(B)	EUR	390	433

Telecommunications [0.1%]
Altice France
8.125%, 02/01/27(A)		1,060	867
Altice France
3.375%, 01/15/28	EUR	100	79
Altice France
4.000%, 07/15/29	EUR	700	545
Altice France Holding
4.000%, 02/15/28	EUR	475	140

Total Telecommunications			1,631

Telephones & Telecommunications [2.3%]
Axian Telecom
7.375%, 02/16/27		1,600	1,601
7.375%, 02/16/27(A)		8,545	8,549
C&W Senior Financing DAC
6.875%, 09/15/27		7,725	7,698
CT Trust
5.125%, 02/03/32(A)		3,195	2,930
Digicel
6.750%, 03/01/23(A) (C)		$4,800	$96
Eutelsat
1.500%, 10/13/28	EUR	300	265
Frontier Communications Holdings
5.875%, 10/15/27(A)		965	969
Iliad Holding SASU
6.500%, 10/15/26(A)		1,037	1,049
Iliad Holding SASU
8.500%, 04/15/31(A)		1,025	1,102
Liberty Costa Rica Senior Secured Finance
10.875%, 01/15/31(A)		2,400	2,629
Millicom International Cellular
4.500%, 04/27/31		3,485	3,142
Network i2i
5.650%, H15T5Y + 4.274%, 04/15/73(B)		2,700	2,694
Sable International Finance
7.125%, 10/15/32(A)		2,200	2,207
Telecom Argentina
8.000%, 07/18/26		5,090	5,112
Telecom Argentina
9.500%, 07/18/31(A)		2,275	2,351
Vmed O2 UK Financing I
3.250%, 01/31/31	EUR	400	412
Vmed O2 UK Financing I
7.750%, 04/15/32(A)		525	539

Total Telephones & Telecommunications			43,345

Textile-Products [0.0%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24(C)(E)		15,640	313
Prime Bloom Holdings
6.950%, 07/05/22(C)		16,500	247

Total Textile-Products			560

Transportation Services [1.2%]
Adani International Container Terminal Pvt
3.000%, 02/16/31		4,816	4,265
Georgian Railway JSC
4.000%, 06/17/28		4,050	3,665
JSW Infrastructure
4.950%, 01/21/29(A)		2,000	1,943
JSW Infrastructure, MTN
4.950%, 01/21/29		665	646

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Mersin Uluslararasi Liman Isletmeciligi
8.250%, 11/15/28		$975	$1,016
8.250%, 11/15/28(A)		4,930	5,137
Rumo Luxembourg Sarl
4.200%, 01/18/32		2,945	2,621
Sabre GLBL
11.250%, 12/15/27(A)		885	918
Stena International
7.250%, 01/15/31(A)		200	210
Viking Cruises
9.125%, 07/15/31(A)		1,096	1,202
Watco
7.125%, 08/01/32(A)		350	365

Total Transportation Services			21,988

Transport-Equip and Leasng [0.1%]
Fortress Transportation and Infrastructure Investors
7.875%, 12/01/30(A)		975	1,050
Fortress Transportation and Infrastructure Investors
7.000%, 05/01/31(A)		165	174

Total Transport-Equip and Leasng			1,224

Utility - Electric [0.4%]
Calpine
4.500%, 02/15/28(A)		925	903
Calpine
5.125%, 03/15/28(A)		325	320
NextEra Energy Operating Partners
4.500%, 09/15/27(A)		225	220
NextEra Energy Operating Partners
7.250%, 01/15/29(A)		500	527
NRG Energy
5.750%, 01/15/28		1,000	1,008
TerraForm Power Operating
5.000%, 01/31/28(A)		1,125	1,113
TransAlta
7.750%, 11/15/29		100	106
Vistra Operations
5.500%, 09/01/26(A)		1,000	1,000
Vistra Operations
5.625%, 02/15/27(A)		325	324
Vistra Operations
7.750%, 10/15/31(A)		$1,545	$1,663

Total Utility - Electric			7,184

Water [0.1%]
Aegea Finance Sarl
6.750%, 05/20/29(A)		2,450	2,496

Total Corporate Bonds
Cost ($986,207)			883,843

Collateralized Loan Obligations [19.8%]
Non-Agency Mortgage Backed Obligation [19.8%]
522 Funding CLO, Ser 2021-7A, Cl E
11.765%, TSFR3M + 6.482%, 04/23/34(A) (B)		1,700	1,624
Adagio IX EUR CLO DAC, Ser 2021-A, Cl E
9.501%, EUR003M + 6.020%, 09/15/34(A) (B)	EUR	2,000	2,156
Adagio IX EUR CLO DAC, Ser 2021-X, Cl E
9.501%, EUR003M + 6.020%, 09/15/34(B)	EUR	1,000	1,078
Adagio V CLO DAC, Ser 2018-X, Cl ER
8.835%, EUR003M + 5.150%, 10/15/31(B)	EUR	1,000	1,073
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
9.395%, EUR003M + 5.710%, 04/25/34(B)	EUR	1,000	1,108
Aqueduct European CLO DAC, Ser 2024-7X, Cl FR
11.891%, EUR003M + 8.410%, 08/15/37(B)	EUR	2,000	2,108
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
9.575%, EUR003M + 5.890%, 07/15/34(B)	EUR	1,250	1,347
ARBOUR CLO IX DAC, Ser 2021-9X, Cl E
9.475%, EUR003M + 5.790%, 04/15/34(B)	EUR	1,300	1,393
ARBOUR CLO VIII DAC, Ser 2021-8X, Cl FR
12.335%, EUR003M + 8.650%, 10/15/34(B)	EUR	3,500	3,747

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR
%, 10/15/37(A) (B)	EUR	14,000	$15,600
Bain Capital Euro CLO DAC, Ser 2021-2X, Cl E
9.882%, EUR003M + 6.220%, 07/17/34(B)	EUR	1,000	1,060
Barings Euro CLO DAC, Ser 2021-2X, Cl E
9.855%, EUR003M + 6.170%, 10/15/34(B)	EUR	2,374	2,462
Barings Euro CLO DAC, Ser 2022-1X, Cl ERR
10.545%, EUR003M + 6.860%, 07/25/35(B)	EUR	1,220	1,331
Barings Euro CLO DAC, Ser 2022-3X, Cl D
7.286%, EUR003M + 3.600%, 07/27/34(B)	EUR	1,000	1,089
Battalion CLO XIV, Ser 2021-14A, Cl ER
12.404%, TSFR3M + 7.122%, 01/20/35(A) (B)		3,500	3,189
Birch Grove CLO 3, Ser 2021-3A, Cl E
12.521%, TSFR3M + 7.242%, 01/19/35(A) (B)		4,000	3,932
Blackrock European CLO III DAC, Ser 2021-3X, Cl ER
9.808%, EUR003M + 6.130%, 07/19/35(B)	EUR	3,750	4,148
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
12.401%, EUR003M + 8.920%, 12/15/32(B)	EUR	1,250	1,344
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
6.785%, EUR003M + 3.100%, 10/15/35(B)	EUR	1,150	1,287
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
9.341%, EUR003M + 5.800%, 05/25/34(B)	EUR	2,500	2,712
Bridgepoint CLO 2 DAC, Ser 2021-2X, Cl A
4.585%, EUR003M + 0.900%, 04/15/35(B)	EUR	5,400	5,992
BSL CLO 3, Ser 2021-3A, Cl E
12.494%, TSFR3M + 7.212%, 10/20/34(A) (B)		$2,000	$1,988
Cairn CLO XI DAC, Ser 2019-11X, Cl E
10.455%, EUR003M + 6.770%, 07/15/32(B)	EUR	5,850	6,517
Cairn CLO XII DAC, Ser 2021-12X, Cl AR
4.675%, EUR003M + 0.990%, 07/15/34(B)	EUR	3,400	3,783
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
9.808%, EUR003M + 6.120%, 10/20/33(B)	EUR	1,000	1,097
Cairn CLO XIV DAC, Ser 2021-14X, Cl A
4.686%, EUR003M + 1.000%, 10/29/34(B)	EUR	2,000	2,220
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
9.796%, EUR003M + 6.110%, 10/29/34(B)	EUR	1,000	1,101
Capital Four CLO I DAC, Ser 2019-1X, Cl E
10.155%, EUR003M + 6.470%, 01/15/33(B)	EUR	1,500	1,668
Carlyle Euro CLO DAC, Ser 2021-1X, Cl DR
10.155%, EUR003M + 6.470%, 07/15/34(B)	EUR	1,650	1,816
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
7.042%, EUR003M + 3.500%, 02/15/36(B)	EUR	1,350	1,460
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
10.002%, EUR003M + 6.460%, 02/15/36(B)	EUR	2,700	2,935
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
8.265%, EUR003M + 4.580%, 01/25/32(B)	EUR	2,400	2,590
Carlyle Global Market Strategies Euro CLO DAC, Ser 2020-1X, Cl DR
9.164%, EUR003M + 5.500%, 01/16/33(B)	EUR	2,000	2,168

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
10.227%, EUR003M + 6.650%, 11/10/35(B)	EUR	1,450	$1,591
Cathedral Lake VI, Ser 2021-6A, Cl E
12.756%, TSFR3M + 7.472%, 04/25/34(A) (B)		1,000	918
Cathedral Lake VIII, Ser 2021-8A, Cl E
13.035%, TSFR3M + 7.752%, 01/20/35(A) (B)		2,000	1,960
CQS US CLO, Ser 2021-1A, Cl DJ
10.524%, TSFR3M + 5.242%, 01/20/35(A) (B)		300	289
Crown Point CLO 10, Ser 2021-10A, Cl E
12.394%, TSFR3M + 7.112%, 07/20/34(A) (B)		3,500	3,437
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
11.598%, EUR003M + 8.060%, 02/22/34(B)	EUR	615	683
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
10.172%, EUR003M + 6.700%, 06/17/32(B)	EUR	1,000	1,111
CVC Cordatus Loan Fund XX DAC, Ser 2021-20X, Cl E
9.065%, EUR003M + 5.610%, 06/22/34(B)	EUR	1,000	1,115
CVC Cordatus Loan Fund XXI DAC, Ser 2021-21X, Cl F
12.155%, EUR003M + 8.700%, 09/22/34(B)	EUR	1,300	1,421
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
12.261%, EUR003M + 8.780%, 12/15/34(B)	EUR	1,700	1,873
Diameter Capital Clo 2, Ser 2021-2A, Cl D
11.623%, TSFR3M + 6.322%, 10/15/36(A) (B)		2,200	2,212
Diameter Capital CLO 3, Ser 2022-3A, Cl D
12.101%, TSFR3M + 6.800%, 04/15/37(A) (B)		$2,600	$2,605
Diameter Capital CLO 5, Ser 2023-5A, Cl D
12.871%, TSFR3M + 7.570%, 10/15/36(A) (B)		2,000	2,037
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
8.435%, EUR003M + 4.750%, 07/15/32(B)	EUR	911	989
Dryden 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
9.992%, EUR003M + 6.330%, 01/17/33(B)	EUR	4,200	4,595
Dryden 66 Euro CLO 2018 DAC, Ser 2018-66X, Cl E
9.084%, EUR003M + 5.410%, 01/18/32(B)	EUR	1,200	1,291
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
10.044%, EUR003M + 6.370%, 10/18/34(B)	EUR	4,700	5,047
Dryden 88 Euro CLO 2020 DAC, Ser 2021-88X, Cl E
9.698%, EUR003M + 6.010%, 07/20/34(B)	EUR	1,700	1,840
Dryden 91 Euro CLO 2021 DAC, Ser 2022-91X, Cl E
10.734%, EUR003M + 7.060%, 04/18/35(B)	EUR	1,000	1,114
Dunedin Park CLO DAC, Ser 2021-1X, Cl FR
12.490%, EUR003M + 8.930%, 11/20/34(B)	EUR	3,500	3,811
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
11.685%, EUR003M + 7.980%, 04/24/34(B)	EUR	500	543
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
9.362%, EUR003M + 5.820%, 02/15/34(B)	EUR	1,350	1,446

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Fair Oaks Loan Funding II DAC, Ser 2021-2X, Cl AR
4.565%, EUR003M + 0.880%, 04/15/34(B)	EUR	3,500	$3,882
Fair Oaks Loan Funding III DAC, Ser 2021-3X, Cl AR
4.685%, EUR003M + 1.000%, 10/15/34(B)	EUR	10,000	11,116
Fidelity Grand Harbour CLO DAC, Ser 2019-1X, Cl E
9.491%, EUR003M + 6.010%, 03/15/32(B)	EUR	1,000	1,102
Fidelity Grand Harbour CLO DAC, Ser 2024-1A, Cl AR
5.185%, EUR003M + 1.500%, 04/15/37(A) (B)	EUR	5,000	5,601
Franklin Park Place CLO I, Ser 2022-1A, Cl E
12.801%, TSFR3M + 7.500%, 04/14/35(A) (B)		3,160	3,049
Greywolf CLO II, Ser 2021-1A, Cl DRR
12.611%, TSFR3M + 7.310%, 04/15/34(A) (B)		3,000	2,913
Greywolf CLO III, Ser 2020-3RA, Cl DR
12.462%, TSFR3M + 7.180%, 04/15/33(A) (B)		5,000	4,976
Guggenheim CLO, Ser 2023-2A, Cl E
14.541%, TSFR3M + 9.240%, 01/15/35(A) (B)		3,000	3,036
Halseypoint CLO 7, Ser 2023-7A, Cl A
7.532%, TSFR3M + 2.250%, 07/20/36(A) (B)		8,000	8,073
Harriman Park CLO, Ser 2021-1A, Cl ER
11.944%, TSFR3M + 6.662%, 04/20/34(A) (B)		1,300	1,294
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
8.662%, EUR003M + 5.120%, 02/15/30(B)	EUR	1,000	1,110
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
9.795%, EUR003M + 6.110%, 01/15/32(B)	EUR	1,500	$1,666
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
11.998%, EUR003M + 8.310%, 10/20/32(B)	EUR	1,500	1,637
Harvest CLO XXIV DAC, Ser 2021-24X, Cl AR
4.725%, EUR003M + 1.040%, 07/15/34(B)	EUR	5,000	5,554
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
7.135%, EUR003M + 3.450%, 10/15/34(B)	EUR	2,255	2,337
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
7.162%, EUR003M + 3.500%, 01/17/35(B)	EUR	1,550	1,645
Hayfin US XV, Ser 2024-15A, Cl A1
6.977%, TSFR3M + 1.640%, 04/28/37(A) (B)		1,500	1,499
Henley CLO III DAC, Ser 2021-3X, Cl ER
9.975%, EUR003M + 6.290%, 12/25/35(B)	EUR	1,050	1,158
Henley CLO IV DAC, Ser 2021-4X, Cl A
4.585%, EUR003M + 0.900%, 04/25/34(B)	EUR	2,500	2,779
ICG Euro CLO DAC, Ser 2021-1X, Cl E
10.145%, EUR003M + 6.460%, 10/15/34(B)	EUR	2,000	2,211
ICG Euro CLO DAC, Ser 2021-1X, Cl F
12.505%, EUR003M + 8.820%, 10/15/34(B)	EUR	1,000	1,063
Invesco Euro CLO IV DAC, Ser 2020-4X, Cl A
4.615%, EUR003M + 0.930%, 04/15/33(B)	EUR	3,700	4,106
Jamestown CLO XVII, Ser 2021-17A, Cl E
12.636%, TSFR3M + 7.352%, 01/25/35(A) (B)		4,000	3,830

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
KKR CLO 14, Ser 2018-14, Cl ER
11.713%, TSFR3M + 6.412%, 07/15/31(A) (B)		$4,600	$4,579
Logiclane I CLO DAC, Ser 2022-1X, Cl A
4.655%, EUR003M + 0.970%, 03/15/35(B)	EUR	5,000	5,541
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
8.885%, EUR003M + 5.200%, 10/15/31(B)	EUR	151	167
Madison Park Euro Funding XIV DAC, Ser 2021-14X, Cl FR
12.505%, EUR003M + 8.820%, 07/15/32(B)	EUR	1,770	1,939
Madison Park Euro Funding XVI DAC, Ser 2021-16X, Cl E
9.705%, EUR003M + 6.020%, 05/25/34(B)	EUR	1,000	1,098
Madison Park Euro Funding XX DAC, Ser 2024-20A, Cl AR
5.155%, EUR003M + 1.470%, 04/15/38(A) (B)	EUR	5,000	5,582
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
9.341%, EUR003M + 5.860%, 12/15/31(B)	EUR	900	979
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
9.075%, EUR003M + 5.390%, 10/15/32(B)	EUR	1,300	1,416
Marble Point CLO XX, Ser 2021-1A, Cl E
12.655%, TSFR3M + 7.372%, 04/23/34(A) (B)		1,000	996
Marble Point CLO XXII, Ser 2021-2A, Cl A
6.746%, TSFR3M + 1.462%, 07/25/34(A) (B)		1,500	1,500
MidOcean Credit CLO X, Ser 2021-10A, Cl ER
12.705%, TSFR3M + 7.422%, 10/23/34(A) (B)		3,000	2,823
Milford Park CLO, Ser 2022-1A, Cl F
14.602%, TSFR3M + 9.320%, 07/20/35(A) (B)		$1,000	$990
Mountain View Clo XV, Ser 2024-2A, Cl A1R
6.971%, TSFR3M + 1.670%, 07/15/37(A) (B)		4,500	4,506
North Westerly V Leveraged Loan Strategies CLO DAC, Ser 2021-X, Cl FR
11.588%, EUR003M + 7.900%, 07/20/34(B)	EUR	2,000	2,071
Northwoods Capital 20, Ser 2021-20A, Cl ER
13.396%, TSFR3M + 8.112%, 01/25/32(A) (B)		2,438	2,397
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
6.938%, EUR003M + 3.250%, 07/22/34(B)	EUR	1,375	1,495
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
9.748%, EUR003M + 6.060%, 07/22/34(B)	EUR	2,300	2,455
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
12.318%, EUR003M + 8.630%, 07/22/34(B)	EUR	3,230	3,124
Northwoods Capital 25, Ser 2021-25A, Cl E
12.684%, TSFR3M + 7.402%, 07/20/34(A) (B)		2,000	1,934
Northwoods Capital 27, Ser 2021-27A, Cl E
12.587%, TSFR3M + 7.302%, 10/17/34(A) (B)		1,150	1,072
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
7.288%, EUR003M + 3.600%, 01/21/35(B)	EUR	1,350	1,508

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl ER
10.058%, EUR003M + 6.370%, 01/21/35(B)	EUR	1,000	$1,109
Oaktree CLO, Ser 2023-1A, Cl A1
7.201%, TSFR3M + 1.900%, 04/15/36(A) (B)		5,000	5,006
OZLM XXIV, Ser 2019-24A, Cl D
12.594%, TSFR3M + 7.312%, 07/20/32(A) (B)		4,000	3,716
Palmer Square Loan Funding, Ser 2024-3A, Cl DR
11.201%, TSFR3M + 5.900%, 04/15/31(A) (B)		1,600	1,611
PARK BLUE CLO, Ser 2023-3A, Cl A1
7.282%, TSFR3M + 2.000%, 04/20/36(A) (B)		10,000	10,087
Pikes Peak CLO 14, Ser 2023-14A, Cl A1
7.232%, TSFR3M + 1.950%, 04/20/36(A) (B)		10,900	10,918
Pikes Peak CLO 5, Ser 2024-5A, Cl ER
%, 10/20/37(A) (B)		1,000	1,000
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
10.088%, EUR003M + 6.400%, 04/20/32(B)	EUR	2,000	2,233
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl A
4.608%, EUR003M + 0.920%, 01/20/33(B)	EUR	13,970	15,539
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
7.155%, EUR003M + 3.450%, 01/24/35(B)	EUR	1,350	1,505
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
9.925%, EUR003M + 6.220%, 01/24/35(B)	EUR	2,500	2,764
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl F
12.605%, EUR003M + 8.900%, 01/24/35(B)	EUR	1,000	$1,075
Sandstone Peak III, Ser 2024-1A, Cl A1
6.966%, TSFR3M + 1.630%, 04/25/37(A) (B)		10,000	9,996
Sculptor CLO XXIX, Ser 2021-29A, Cl D2
10.414%, TSFR3M + 5.132%, 10/22/34(A) (B)		1,010	1,001
Sculptor CLO XXVI, Ser 2021-26A, Cl E
12.794%, TSFR3M + 7.512%, 07/20/34(A) (B)		1,800	1,792
Sculptor European CLO II DAC, Ser 2021-2X, Cl DR
7.285%, EUR003M + 3.600%, 04/15/34(B)	EUR	1,000	1,116
Sculptor European CLO II DAC, Ser 2021-2X, Cl ER
9.575%, EUR003M + 5.890%, 04/15/34(B)	EUR	1,100	1,202
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
7.085%, EUR003M + 3.400%, 10/15/34(B)	EUR	1,350	1,485
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
12.065%, EUR003M + 8.380%, 01/15/34(B)	EUR	255	275
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
9.832%, EUR003M + 6.170%, 07/17/34(B)	EUR	1,000	1,118
Segovia European CLO DAC, Ser 2022-3X, Cl ER
10.045%, EUR003M + 6.360%, 01/25/35(B)	EUR	1,000	1,104
St. Paul’s CLO VI DAC, Ser 2021-6X, Cl ERR
9.860%, EUR003M + 6.300%, 05/20/34(B)	EUR	1,000	1,104

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
St. Paul’s CLO VII DAC, Ser 2021-7X, Cl ERR
9.794%, EUR003M + 6.120%, 07/18/34(B)	EUR	4,000	$4,326
St. Paul’s CLO VIII DAC, Ser 2017-8X, Cl E
8.262%, EUR003M + 4.600%, 07/17/30(B)	EUR	2,800	3,076
St. Paul’s CLO X DAC, Ser 2021-10X, Cl DR
7.438%, EUR003M + 3.750%, 04/22/35(B)	EUR	250	278
St. Paul’s CLO X DAC, Ser 2021-10X, Cl ER
10.048%, EUR003M + 6.360%, 04/22/35(B)	EUR	2,360	2,577
St. Paul’s CLO XII DAC, Ser 2020-12X, Cl E
9.005%, EUR003M + 5.320%, 04/15/33(B)	EUR	1,710	1,870
Sycamore Tree CLO, Ser 2024-3A, Cl A1R
6.932%, TSFR3M + 1.650%, 04/20/37(A) (B)		7,500	7,498
TCW CLO, Ser 2021-1A, Cl E
11.364%, TSFR3M + 6.082%, 03/18/34(A) (B)		2,300	2,172
Tikehau CLO II BV, Ser 2021-2X, Cl ER
9.790%, EUR003M + 6.320%, 09/07/35(B)	EUR	1,000	1,113
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
10.005%, EUR003M + 6.320%, 01/15/35(B)	EUR	1,100	1,211
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
10.155%, EUR003M + 6.470%, 07/25/34(B)	EUR	2,000	2,140
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
9.985%, EUR003M + 6.300%, 07/15/34(B)	EUR	3,500	3,813
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
10.194%, EUR003M + 6.490%, 01/12/32(B)	EUR	1,207	1,325
Toro European CLO 7 DAC, Ser 2020-7X, Cl E
10.702%, EUR003M + 7.160%, 02/15/34(B)	EUR	2,634	$2,886
Trimaran Cavu, Ser 2019-1A, Cl E
12.584%, TSFR3M + 7.302%, 07/20/32(A) (B)		1,800	1,799
Trimaran Cavu, Ser 2019-2A, Cl D
12.491%, TSFR3M + 7.212%, 11/26/32(A) (B)		1,750	1,744
Trimaran Cavu, Ser 2021-3A, Cl E
12.911%, TSFR3M + 7.632%, 01/18/35(A) (B)		2,000	2,023

Total Collateralized Loan Obligations
Cost ($363,065)			371,467

Loan Participations [17.9%]
Aerospace and defense [0.0%]
HDI Aerosapce, Term Loan, 1st Lien
0.000%, 09/19/31(G)		640	634
TransDigm Inc., Tranche L Term Loan, 1st Lien
7.320%, CME Term SOFR + 2.500%, 01/19/32(B)		260	259

Total Aerospace and defense			893

Aerospace and Defense [0.4%]
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
9.245%, CME Term SOFR + 3.750%, 08/03/29(B)		1,670	1,596
KBR, Term Loan B, 1st Lien
7.247%, 01/19/31		1,062	1,061
Peraton Corp., Term B Loan, 1st Lien
8.695%, CME Term SOFR + 3.750%, 02/01/28(B)		1,744	1,674

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Peraton Corp., Term B-1 Loan, 2nd Lien
12.971%, CME Term SOFR + 7.750%, 02/01/29(B)	$333	$312
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2022 Refinancing Term Loan
8.514%, CME Term SOFR + 4.500%, 04/01/28(B)	1,222	898
Spirit Aerosystems, Inc., 2022 Refinancing Term Loan, 1st Lien
9.752%, CME Term SOFR + 4.250%, 11/08/27(B)	715	720
TransDigm Inc., Tranche K Term Loan, 1st Lien
7.354%, CME Term SOFR + 2.750%, 03/22/30(B)	933	932

Total Aerospace and Defense		7,193

Automobile [0.1%]
Clarios Global LP, Amendment No. 5 Euro Term Loan, 1st Lien
6.378%, Euribor + 3.000%, 07/16/31(B)	1,177	1,306
CWGS Group, LLC, Initial Term Loan, 1st Lien
7.892%, CME Term SOFR + 2.500%, 06/03/28(B)	802	767

Total Automobile		2,073

Banking [0.1%]
Nexus Buyer LLC, Amendment No. 7 Refinancing Term Loan, 1st Lien
8.845%, CME Term SOFR + 4.000%, 07/31/31(B)	1,118	1,107

Beverage, Food and Tobacco [0.1%]
Froneri International Limited, Facility B1, 1st Lien
5.715%, Euribor + 2.625%, 01/29/27(B)	$1,000	$1,112
Peralta Inversiones Globales, S.L.U., Facility B, 1st Lien
7.676%, Euribor + 4.000%, 07/18/31(B)	1,000	1,114

Total Beverage, Food and Tobacco		2,226

Broadcasting and Entertainment [0.8%]
Allen Media, LLC, Initial Term Loan (2021), 1st Lien
10.254%, CME Term SOFR + 5.500%, 02/10/27(B)	637	412
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
10.301%, CME Term SOFR + 5.000%, 10/31/27(B)	1,790	1,623
Altice Financing, Term Loan, 1st Lien
8.685%, 10/31/27	993	981
Altice France S.A., EUR TLB-[14] Loan, 1st Lien
9.185%, EURIBOR + 5.500%, 08/15/28(B)	980	819
Altice France S.A., USD TLB-[14] Loan, 1st Lien
10.801%, CME Term SOFR + 5.500%, 08/15/28(B)	1,932	1,443
Charter Communications Operating, LLC, Term B-4 Loan, 1st Lien
7.332%, 12/07/30	1,164	1,154
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
7.173%, Syn LIBOR + 2.500%, 04/15/27(B)	124	113
DIRECTV Financing, LLC, 2024 Refinancing Term B Loan, 1st Lien
10.210%, CME Term SOFR + 5.250%, 08/02/29(B)	629	618

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Gray Television, Cov-Lite Term Loan D, 1st Lien
8.315%, 12/01/28	$1,980	$1,822
Sinclair Television Group, Inc., Tranche B-2b Term Loan, 1st Lien
8.014%, CME Term SOFR + 2.500%, 09/30/26(B)	119	115
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
8.210%, CME Term SOFR + 3.250%, 03/15/26(B)	315	314
Univision Communications Inc., Tem Loan, 1st Lien
8.861%, 01/31/29	625	610
Virgin Media Bristol LLC, Facility Q, 1st Lien
8.461%, CME Term SOFR + 3.250%, 01/31/29(B)	1,825	1,744
Virgin Media Bristol LLC, Facility Y, 1st Lien
8.656%, CME Term SOFR + 3.250%, 03/31/31(B)	200	191
Virgin Media Ireland Limited, Facility B1, 1st Lien
7.161%, EURIBOR + 3.500%, 07/15/29(B)	2,000	2,206
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
7.711%, LIBOR + 2.500%, 04/30/28(B)	1,030	1,005

Total Broadcasting and Entertainment		15,170

Buildings and Real Estate [0.5%]
APi Group DE, Inc., Repriced 2021 Incremental Term Loan (2024), 1st Lien
6.845%, CME Term SOFR + 2.000%, 01/03/29(B)	405	405
Crown Subsea Communications Holding, Inc., 2024 Term Loan, 1st Lien
9.252%, CME Term SOFR + 4.000%, 01/30/31(B)	$1,100	$1,105
Delachaux Group, Facility B, 1st Lien
7.386%, Euribor + 3.750%, 04/16/29(B)	922	1,028
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
8.460%, CME Term SOFR + 3.500%, 12/08/25(B)	1,160	1,121
Mannington Mills, Inc., Tranche B-1 Loan, 1st Lien
9.346%, CME Term SOFR + 3.750%, 08/06/26(B)	864	851
Oscar AcquisitionCo, LLC, Term B Loan, 1st Lien
8.854%, CME Term SOFR + 4.250%, 04/29/29(B)	1,282	1,265
Pique Bidco, S.L.U., Facility B3, 1st Lien
7.128%, Euribor + 3.750%, 12/18/30(B)	1,000	1,113
Platea (BC) Bidco AB, DDTL Facility, 1st Lien
7.845%, Euribor + 4.500%, 04/03/31(B)	167	186
Platea (BC) Bidco AB, Facility B, 1st Lien
7.845%, Euribor + 4.500%, 04/03/31(B)	833	930
Smyrna Ready Mix Concrete, LLC, 2023 Refinancing Term Loan, 1st Lien
8.354%, CME Term SOFR + 3.500%, 04/02/29(B)	409	411

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Trulite Holding Corp., Initial Term Loans, 1st Lien
11.247%, CME Term SOFR + 6.000%, 03/01/30(B)		$1,048	$1,012

Total Buildings and Real Estate			9,427

Business Equipment & Services [0.0%]
Emerald X, Inc., Initial Term Loan
10.347%, 06/02/26(B)		594	595

Cargo Transport [0.4%]
Boluda Towage, S.L.U., Facility B3, 1st Lien
7.255%, Euribor + 3.750%, 01/31/30(B)		1,000	1,116
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-1 Loan, 1st Lien
8.345%, CME Term SOFR + 3.500%, 08/24/28(B)		1,036	1,036
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-2 Loan, 1st Lien
8.345%, CME Term SOFR + 3.500%, 08/24/28(B)		400	400
GN Loanco, LLC, Term B Loan, 1st Lien
9.752%, CME Term SOFR + 4.500%, 12/19/30(B)		753	747
LaserShip, Inc., Initial Loan, 2nd Lien
12.365%, CME Term SOFR + 7.500%, 05/07/29(B)		645	259
Radar Bidco SARL, Facility B (EUR), 1st Lien
7.955%, Euribor + 4.250%, 04/04/31(B)		1,000	1,114
Rand Parent, LLC, Term B Loan, 1st Lien
8.354%, CME Term SOFR + 3.750%, 03/17/30(B)		1,342	1,343
Winterfell Financing S.a r.l., Facility B
6.982%, EURIBOR + 3.425%, 05/04/28(B)	EUR	1,000	$1,055

Total Cargo Transport			7,070

Chemicals, Plastics and Rubber [0.9%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
8.847%, LIBOR + 3.750%, 09/22/28(B)		1,948	1,945
Chemours Company, The, Tranche B-3 US$ Term Loan, 1st Lien
8.345%, CME Term SOFR + 3.500%, 08/18/28(B)		449	448
Flint Group Packaging Inks North America Holdings LLC, Facility B (USD), 1st Lien
9.795%, CME Term SOFR + 4.250%, 12/31/26(B)		638	606
Flint Group, Term Loan
5.677%, 12/31/27		340	298
Granite FR Bidco, Term Loan, 1st Lien
8.455%, 10/17/28		1,000	1,107
Herens Holdco S.a r.l., Facility B (EUR), 1st Lien
7.270%, Euribor + 3.925%, 07/03/28(B)		1,000	1,052
Hexion Holdings Corporation, Initial Term Loan, 1st Lien
9.771%, CME Term SOFR + 4.500%, 03/15/29(B)		838	831
Hexion Holdings Corporation, Initial Term Loan, 2nd Lien
12.383%, CME Term SOFR + 7.438%, 03/15/30(B)		860	769
ILPEA Parent Inc., Term Loan, 1st Lien
8.850%, CME Term SOFR + 4.000%, 06/22/28(B)		342	342

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
INEOS Enterprises Holdings US Finco LLC, 2030 Tranche B Euro Term Loan, 1st Lien
7.505%, Euribor + 4.000%, 07/08/30(B)	$1,000	$1,118
Ineos Quattro Holdings UK Limited, 2029 Tranche B Dollar Term Loan, 1st Lien
9.195%, CME Term SOFR + 4.250%, 04/02/29(B)	519	518
Ineos US Finance LLC, 2030 Dollar Term Loan, 1st Lien
8.095%, CME Term SOFR + 3.250%, 02/18/30(B)	795	794
Ineos US Finance LLC, 2031 Dollar Term Loan, 1st Lien
8.595%, CME Term SOFR + 3.750%, 02/07/31(B)	1,495	1,495
Ineos US Finance LLC, 2031-II Euro Term Loan, 1st Lien
6.878%, Euribor + 3.500%, 06/23/31(B)	1,000	1,108
Sirona Bidco, Term Loan, 1st Lien
7.988%, 10/20/28	2,000	2,000
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
7.819%, CME Term SOFR + 2.500%, 05/03/28(B)	742	585
Tronox Finance LLC, 2024 Other Term Loan, 1st Lien
7.354%, CME Term SOFR + 2.750%, 04/04/29(B)	718	718
0.000%, 09/18/31(G)	388	387
Windsor Holdings III, LLC, 2024 September Euro Term B Loan, 1st Lien
6.898%, Euribor + 3.500%, 08/01/30(B)	$1,000	$1,114

Total Chemicals, Plastics and Rubber		17,235

Consumer Durables [0.0%]
Justrite (Safety Products) Term Loan B
9.847%, 06/28/26	798	797
Safety Products, Delayed Term Loan, 1st Lien
0.000%, 06/29/26(G)	200	200

Total Consumer Durables		997

Consumer Products [0.1%]
Stiga SPA, Term Loan B-1, 1st Lien
8.518%, 03/02/26	2,584	2,653

Containers, Packaging and Glass [0.1%]
Altium Packaging LLC, 2024 Incremental Term Loan, 1st Lien
7.345%, CME Term SOFR + 2.500%, 06/11/31(B)	335	333
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
8.126%, EURIBOR + 4.725%, 02/12/26(B)	1,000	1,040
Pregis TopCo LLC, Initial Term Loan, 1st Lien
8.845%, CME Term SOFR + 4.000%, 07/31/26(B)	742	743
Trident TPI Holdings, Inc., Tranche B-6 Initial Term Loan, 1st Lien
8.604%, CME Term SOFR + 4.000%, 09/15/28(B)	597	597

Total Containers, Packaging and Glass		2,713

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Diversified Natural Resources, Precious Metals and Minerals [0.0%]
Domtar Corporation, Initial Term Loan, 1st Lien
10.861%, LIBOR + 5.500%, 11/30/28(B)	$391	$373
Mativ Holdings, Inc., Term B Loan, 1st Lien
8.710%, CME Term SOFR + 3.750%, 04/20/28(B)	612	610

Total Diversified Natural Resources, Precious Metals and Minerals		983

Diversified/Conglomerate Manufacturing [0.1%]
Dedalus Finance GmbH, Senior Facility B2, 1st Lien
7.370%, EURIBOR + 3.750%, 07/17/27(B)	1,000	1,086
Pegasus BidCo B.V., 2024-2 Euro Term Loan, 1st Lien
7.042%, Euribor + 3.500%, 07/12/29(B)	1,000	1,112

Total Diversified/Conglomerate Manufacturing		2,198

Diversified/Conglomerate Service [0.9%]
Apex Group Treasury Limited, EUR Term Loan, 1st Lien
7.569%, EURIBOR + 4.000%, 07/27/28(B)	1,000	1,110
Apex Group Treasury Limited, USD Term Loan, 1st Lien
8.963%, CME Term SOFR + 3.750%, 07/27/28(B)	665	665
APX Group, Inc., Initial Term Loan, 1st Lien
8.035%, CME Term SOFR + 2.750%, 07/10/28(B)	883	882
Boost Newco Borrower, LLC, USD Term B-1 Loan, 1st Lien
7.104%, CME Term SOFR + 2.500%, 01/31/31(B)	$600	$600
Cengage Learning, Inc., Term B Loan, 1st Lien
9.538%, CME Term SOFR + 4.250%, 03/24/31(B)	589	589
CTEC III GmbH, Facility B, 1st Lien
7.005%, EURIBOR + 3.500%, 03/16/29(B)	1,160	1,286
Inspired Finco Holdings Limited, Facility B5(A), 1st Lien
7.378%, Euribor + 4.000%, 02/28/31(B)	1,000	1,115
M2S Group Intermediate Holdings, Inc., Initial Term Loan, 1st Lien
9.852%, CME Term SOFR + 4.750%, 08/25/31(B)	465	444
Mermaid Bidco Inc., Facility B (USD), 1st Lien
8.492%, CME Term SOFR + 3.250%, 07/03/31(B)	970	968
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.569%, CME Term SOFR + 4.250%, 09/01/28(B)	366	275
Physician Partners, LLC, Initial Term Loan, 1st Lien
9.564%, CME Term SOFR + 4.000%, 12/23/28(B)	907	576
Poseidon Bidco S.A.S., Facility B2 (EUR), 1st Lien
8.345%, Euribor + 5.000%, 03/13/30(B)	1,000	852
TMS International Corporation, Term B-6 Loan, 1st Lien
9.002%, CME Term SOFR + 3.750%, 03/02/30(B)	520	520

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Trans Union LLC, 2024 Refinancing Term B-8 Loan, 1st Lien
6.595%, CME Term SOFR + 1.750%, 06/24/31(B)	$499	$498
TRC Companies LLC, Initial Term Loan, 1st Lien
8.710%, CME Term SOFR + 3.750%, 12/08/28(B)	739	738
Unique BidCo AB, Facility B Loan, 1st Lien
8.645%, EURIBOR + 5.250%, 03/16/29(B)	1,000	1,038
Venga Finance S.a r.l., 2024 Incremental Dollar Term Loan, 1st Lien
9.569%, CME Term SOFR + 4.250%, 06/28/29(B)	1,630	1,633
Vestis Corporation , Term B-1 Loan, 1st Lien
7.371%, CME Term SOFR + 2.250%, 02/22/31(B)	1,223	1,214
ZF Invest, Senior Facility B, 1st Lien
7.179%, EURIBOR + 3.475%, 07/12/28(B)	1,000	1,102

Total Diversified/Conglomerate Service		16,105

Ecological [0.1%]
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, 1st Lien
9.557%, CME Term SOFR + 4.500%, 11/15/30(B)	1,102	1,032
GFL Environmental Inc., 2024 Refinancing Term Loan, 1st Lien
7.321%, CME Term SOFR + 2.000%, 07/03/31(B)	440	439

Total Ecological		1,471

Electronics [1.0%]
Adeia Inc., Amendment No.3 Replacement Term Loan, 1st Lien
7.961%, CME Term SOFR + 3.000%, 06/08/28(B)	$1,578	$1,577
AI Silk Midco Limited, Facility B, 1st Lien
8.351%, Euribor + 5.000%, 03/04/31(B)	1,500	1,660
Aretec Group, Inc. (fka RCS Capital Corporation), Term B-2 Loan, 1st Lien
8.845%, CME Term SOFR + 4.000%, 08/09/30(B)	2,371	2,320
Boxer Parent Company Inc., 2031 New Dollar Term Loan, 1st Lien
9.005%, CME Term SOFR + 3.750%, 07/30/31(B)	790	788
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan, 1st Lien
8.604%, CME Term SOFR + 4.000%, 03/30/29(B)	2,573	2,561
Cloudera, Inc., Initial Term Loan, 1st Lien
8.695%, CME Term SOFR + 3.750%, 10/08/28(B)	748	727
ConnectWise, LLC, Initial Term Loan, 1st Lien
8.365%, CME Term SOFR + 3.500%, 09/29/28(B)	215	214
Evercommerce Solutions Inc., Term Loan, 1st Lien
7.960%, CME Term SOFR + 3.000%, 07/06/28(B)	909	909
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
8.074%, CME Term SOFR + 2.750%, 10/30/28(B)	709	709
Instructure Holdings, Inc., Term Loan, 1st Lien
0.000%, 09/11/31(G)	215	213

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
McAfee Corp., First Amendment Tranche B-1 Term Loan, 1st Lien
8.451%, CME Term SOFR + 3.250%, 03/01/29(B)	$680	$677
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
9.095%, CME Term SOFR + 4.250%, 05/03/28(B)	394	391
Nobel Bidco B.V., Facility B, 1st Lien
6.626%, EURIBOR + 3.500%, 06/09/28(B)	1,000	1,096
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
7.095%, CME Term SOFR + 2.250%, 01/31/30(B)	998	1,001
Perforce Software, Inc., New Term Loan, 1st Lien
8.695%, CME Term SOFR + 3.750%, 07/01/26(B)	643	640
Rackspace Finance, LLC, Term B Loan, 1st Lien
7.982%, CME Term SOFR + 2.750%, 05/15/28(B)	1,321	726
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
9.195%, CME Term SOFR + 4.250%, 06/30/28(B)	265	248
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
9.945%, CME Term SOFR + 5.000%, 06/30/28(B)	821	778
SS&C Technologies Holdings, Inc., Term B-8 Loan, 1st Lien
6.845%, CME Term SOFR + 2.000%, 05/09/31(B)	489	489
UPC Financing Partnership , Facility AX, 1st Lien
8.136%, CME Term SOFR + 3.000%, 01/31/29(B)	1,000	994
Victra Holdings, LLC, Third Amendment Incremental Term Loan, 1st Lien
9.854%, CME Term SOFR + 5.250%, 03/31/29(B)	$613	$617

Total Electronics		19,335

Energy [0.1%]
Alpha Generation, Term Loan B, 1st Lien
0.000%, 09/19/31(G)	390	390
Arclight, Term Loan B, 1st Lien
8.564%, 04/13/28	919	919
Chart Industries, Term Loan B, 1st Lien
7.825%, 03/15/30	547	545
Tallgrass Energy, Term Loan, 1st Lien
9.595%, 08/01/29	674	672

Total Energy		2,526

Entertainment & Leisure [0.0%]
Creative Artists, Term Loan B, 1st Lien
0.000%, 09/12/31(G)	215	215

Finance (including structured products) [0.9%]
Blackhawk Network Holdings, Inc., Additional Term B-1 Loan, 1st Lien
10.247%, CME Term SOFR + 5.000%, 03/12/29(B)	595	597
Citadel Securities LP, Term Loan, 1st Lien
7.095%, CME Term SOFR + 2.250%, 07/29/30(B)	1,021	1,020
CTC Holdings, L.P., Term Loan, 1st Lien
10.271%, CME Term SOFR + 5.000%, 02/20/29(B)	888	877
DRW Holdings, LLC, 2024 Refinancing Term Loan, 1st Lien
8.588%, CME Term SOFR + 3.500%, 06/26/31(B)	1,700	1,698

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
EIG Management Company, LLC, Term Loan B, 1st Lien
9.965%, CME Term SOFR + 5.000%, 05/17/29(B)	$680	$677
FinCo I LLC, 2023 Initial Refinancing Term Loan, 1st Lien
8.255%, CME Term SOFR + 3.000%, 06/27/29(B)	652	652
HighTower Holding, LLC, Amendment No. 7 Term Loan, 1st Lien
8.748%, CME Term SOFR + 3.500%, 08/21/28(B)	871	871
Hudson River Trading LLC, Term Loan, 1st Lien
8.319%, CME Term SOFR + 3.000%, 03/20/28(B)	411	410
LendingTree, Inc., Initial Term B Loan, 1st Lien
9.362%, CME Term SOFR + 3.750%, 08/25/28(B)	1,074	1,064
Modena Buyer LLC, Initial Term Loan, 1st Lien
9.104%, CME Term SOFR + 4.500%, 07/01/31(B)	590	564
Osaic Holdings, Inc., Term B-3 Loan, 1st Lien
8.845%, CME Term SOFR + 4.000%, 08/17/28(B)	1,450	1,433
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
9.887%, CME Term SOFR + 5.000%, 10/27/27(B)	965	907
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
8.445%, CME Term SOFR + 3.500%, 10/02/28(B)	987	958
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 1st Lien
10.252%, CME Term SOFR + 5.000%, 05/30/27(B)	$1,209	$1,038
TIC Bidco Limited, Facility B (EUR), 1st Lien
7.730%, Euribor + 4.250%, 06/19/31(B)	887	990
TIC Bidco, Tem Loan, 1st Lien
4.250%, 06/12/31	113	126
VFH Parent LLC, Term B-1 Loan, 1st Lien
7.595%, CME Term SOFR + 2.750%, 06/21/31(B)	684	684
Villa Dutch Bidco B.V., Additional Facility B2, 1st Lien
8.792%, Euribor + 5.250%, 11/03/29(B)	1,500	1,649

Total Finance (including structured products)		16,215

Financial Services [0.2%]
Fleetcor/Corpay, Term Loan B, 1st Lien
6.605%, 04/28/28	960	958
Neon Maple Purchaser Inc., Term Loan B, 1st Lien
0.000%, 07/18/31(G)	1,530	1,513
Polystorm Bidco, Term Loan, 1st Lien
7.722%, 10/05/28	1,000	1,113
Synechron, Term Loan B, 1st Lien
0.000%, 09/26/31(G)	460	455

Total Financial Services		4,039

Financials [0.7%]
Altisource Term Loan B (2018)
14.185%, 04/30/25	635	286
Autokiniton Group, Tem Loan
9.361%, 04/06/28	1,308	1,307

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Bellis Acquisition Company, Term Loan B, 1st Lien
7.802%, 05/14/31		$1,000	$1,090
Compass III, Term Loan, 1st Lien
8.634%, 05/09/28		309	337
First Eagle, Extended Cov-Lite Term Loan B, 1st Lien
7.604%, 03/05/29		1,025	1,015
Franklin Square, Term Loan B, 1st Lien
7.497%, 04/17/31		855	854
Priority Payment, Term Loan B, 1st Lien
9.807%, 05/07/31		1,010	1,007
Ren10 Holding, Term Loan, 1st Lien
7.958%, 07/05/30		1,000	1,112
Shilton Bidco, Term Loan, 1st Lien
7.722%, 01/13/27		1,000	1,116
Superannuation and Investments, Term Loan, 1st Lien
8.710%, 12/01/28		759	759
Tate & Lyle, Term Loan
8.971%, 04/01/29		926	926
Trevise Holding, Term Loan, 1st Lien
7.614%, 07/09/29		1,000	1,117
WSH Services, Term Loan, 1st Lien
10.458%, 04/25/31		1,000	1,341
Zara UK Midco LTD, Term Loan
9.313%, 08/01/28		845	777

Total Financials			13,044

Food, Beverage & Tobacco [0.1%]
Artisan Newco, Term Loan, 1st Lien
0.000%, 02/12/29(G)		980	1,093

Gaming [0.1%]
Scientific Games, Term Loan, 1st Lien
7.464%, 02/04/29		1,000	1,114

Government [0.1%]
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(E)(G)	JPY	183,333	$1,008

Healthcare [0.7%]
Alloheim Term Loan B
8.855%, 02/26/25	EUR	1,500	1,642
Chrome Bidco, Facility B, 1st Lien
7.292%, EURIBOR + 3.250%, 05/12/28(B)		2,500	2,449
Envalior Finance GmbH, Facility B1 (EUR)
9.136%, 03/28/30		1,000	1,078
Gesundheits GmbH Term Loan
7.592%, 07/30/26	EUR	2,000	1,196
Indivior, Term Loan B, 1st Lien
10.611%, 06/26/26		991	985
Inovie Group, Term Loan, 1st Lien
7.722%, 03/03/28		2,000	2,022
Mediq BV, Term Loan, 1st Lien
7.178%, 03/03/28		1,000	1,086
PetIQ, Term Loan, 1st Lien
9.641%, 04/07/28(B)		1,014	1,012
Regional Care, Term Loan B, 1st Lien
0.000%, 05/16/31(G)		379	378
TakeCare Bidco SAS, Term Loan, 1st Lien
7.347%, 05/26/28		1,000	1,116

Total Healthcare			12,964

Healthcare, Education and Childcare [0.9%]
AHP Health Partners, Inc., 2024 Term B Loan, 1st Lien
7.595%, CME Term SOFR + 2.750%, 08/24/28(B)		875	874
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
10.345%, CME Term SOFR + 5.500%, 05/04/28(B)		899	909

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Auris Luxembourg III S.a r.l., Facility B3, 1st Lien
8.268%, Euribor + 4.500%, 02/28/29(B)	$1,000	$1,112
Bach Finance Limited, Existing Dollar Term Loan, 1st Lien
9.057%, CME Term SOFR + 4.000%, 01/31/28(B)	662	664
BVI Medical, Inc., Term B Loan, 1st Lien
7.041%, Euribor + 3.500%, 03/02/26(B)	1,000	1,042
CAB, Facility B, 1st Lien
7.069%, EURIBOR + 3.500%, 01/28/28(B)	1,000	1,057
Catalent Pharma Solutions, Inc., Dollar Term B-4 Loan, 1st Lien
7.920%, CME Term SOFR + 3.000%, 02/22/28(B)	499	499
Cheplapharm Arzneimittel GmbH, Facility B, 1st Lien
7.685%, EURIBOR + 4.000%, 02/22/29(B)	2,000	2,231
Elsan SAS , Facility B5, 1st Lien
6.831%, EURIBOR + 3.350%, 06/16/28(B)	1,000	1,104
Europa University Education Group, S.L.U., Facility B4, 1st Lien
7.885%, Euribor + 4.500%, 10/23/29(B)	1,000	1,111
Homevi, Term Loan, 1st Lien
8.636%, 10/31/29	1,500	1,629
Houghton Mifflin Harcourt Company, Term B Loan, 1st Lien
10.195%, CME Term SOFR + 5.250%, 04/09/29(B)	930	902
McGraw-Hill, Term Loan B, 1st Lien
9.228%, 08/01/31	364	366
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
8.852%, CME Term SOFR + 3.500%, 11/01/28(B)	$901	$680
Soliant Lower Intermediate, LLC, Initial Term Loan, 1st Lien
8.595%, CME Term SOFR + 3.750%, 07/18/31(B)	700	700
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
7.670%, CME Term SOFR + 2.750%, 12/19/30(B)	584	584
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.502%, CME Term SOFR + 5.250%, 03/02/27(B)	967	922

Total Healthcare, Education and Childcare		16,386

Home and Office Furnishings, Housewares and Durable Consumer Products [0.0%]
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.115%, CME Term SOFR + 4.250%, 05/17/28(B)	507	423

Homebuilders/Materials/Construction [0.1%]
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
7.897%, EURIBOR + 3.925%, 04/12/28(B)	1,465	1,482

Hotels, Leisure & Entertainment [0.1%]
Sandy BidCo B.V., Facility B, 1st Lien
6.823%, EURIBOR + 4.000%, 09/15/28(B)	1,000	1,107

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Hotels, Motels, Inns and Gaming [0.5%]
Allwyn Entertainment Financing (US) LLC, Term Loan B, 1st Lien
7.554%, CME Term SOFR + 2.250%, 06/02/31(B)	$1,050	$1,048
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, 1st Lien
7.595%, CME Term SOFR + 2.750%, 02/06/30(B)	663	662
Flutter Entertainment plc, Term B Loan, 1st Lien
6.604%, CME Term SOFR + 2.000%, 11/30/30(B)	801	801
GBT US III LLC, Restatement Date Term Loan, 1st Lien
8.279%, CME Term SOFR + 3.000%, 07/25/31(B)	430	429
Golden Entertainment, Inc., 2023 Refinancing Term B-1 Facility Loan, 1st Lien
6.854%, CME Term SOFR + 2.250%, 05/26/30(B)	1,449	1,446
HNVR Holdco Limited, Facility D2, 1st Lien
8.092%, Euribor + 4.250%, 09/12/27(B)	1,000	1,116
LC Ahab US Bidco LLC, Initial Term Loan, 1st Lien
8.345%, CME Term SOFR + 3.500%, 05/01/31(B)	170	171
Light and Wonder International, Inc., Term B-2 Loan, 1st Lien
7.333%, CME Term SOFR + 2.250%, 04/14/29(B)	499	498
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
8.893%, CME Term SOFR + 4.250%, 08/01/30(B)	657	656
Playa Resorts Holding B.V., 2022 Term Loan, 1st Lien
7.595%, CME Term SOFR + 2.750%, 01/05/29(B)	$1,010	$1,002
TripAdvisor, Inc., Initial Term B Loan, 1st Lien
7.595%, CME Term SOFR + 2.750%, 07/08/31(B)	750	747
Wyndham Hotels & Resorts, Inc., Term Loan, 1st Lien
8.634%, 05/09/28	619	674

Total Hotels, Motels, Inns and Gaming		9,250

Industrial Services [0.1%]
AVS Holding, Term Loan, 1st Lien
7.875%, 12/10/29	1,000	1,110
Optimus Bidco, Term Loan, 1st Lien
8.722%, 12/31/28	1,000	1,046

Total Industrial Services		2,156

Industrials [0.3%]
American Traffic, Term Loan B, 1st Lien
7.997%, 03/24/28	432	433
Barnes Group, Term Loan
7.747%, 09/03/30	833	833
Boels Topholding, Term Loan, 1st Lien
6.557%, 05/15/31	1,500	1,675
Euroports, Term Loan, 1st Lien
8.634%, 06/12/29	1,000	1,114
Roper Indl Prods, Term Loan, 1st Lien
7.472%, 11/22/29	988	1,101

Total Industrials		5,156

Information Technology [0.2%]
Kantar Group, Term Loan 1st Lien
7.969%, 01/31/29	866	966

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
9.111%, 07/28/28	$985	$642
Ufinet/Zacaoa, Cov-Lite Term Loan, 1st Lien
8.604%, CME Term SOFR + 4.000%, 03/22/29(B)	2,511	2,514

Total Information Technology		4,122

Infrastructure [0.1%]
Modulair Group, Term Loan, 1st Lien
7.897%, 12/15/28	2,000	2,183

Insurance [0.4%]
Acrisure, LLC, 2024 Refinancing Term Loan, 1st Lien
8.211%, CME Term SOFR + 3.250%, 11/06/30(B)	2,095	2,073
Albion Development, Term Loan, 1st Lien
7.958%, 08/17/29	2,500	2,792
Alliant Holdings Intermediate, LLC, Initial Term Loan, 1st Lien
7.965%, CME Term SOFR + 3.000%, 09/19/31(B)	405	403
Asurion, LLC, New B-11 Term Loan, 1st Lien
9.195%, CME Term SOFR + 4.250%, 08/19/28(B)	1,292	1,271
Asurion, LLC, New B-12 Term Loan, 1st Lien
9.095%, CME Term SOFR + 4.250%, 09/19/30(B)	400	392
Asurion, LLC, New B-4 Term Loan, 2nd Lien
10.210%, CME Term SOFR + 5.250%, 01/20/29(B)	1,000	922

Total Insurance		7,853

IT Services [0.0%]
Team Services, Incremental Term Loan B, 1st Lien
0.000%, 12/20/27(G)	$605	$597

Leisure, Amusement, Motion Pictures, Entertainment [0.1%]
Herschend Entertainment Company, LLC, Initial Term Loan (2021), 1st Lien
7.845%, CME Term SOFR + 3.000%, 08/27/28(B)	716	716
LA Fitness, Term Loan B, 1st Lien
10.505%, 02/05/29	527	525
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
8.460%, CME Term SOFR + 3.500%, 09/29/28(B)	698	698
Recess Holdings, Inc., Amendment No. 3 Term Loan, 1st Lien
9.752%, CME Term SOFR + 4.500%, 02/20/30(B)	313	314

Total Leisure, Amusement, Motion Pictures, Entertainment		2,253

Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.4%]
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
8.345%, CME Term SOFR + 3.500%, 08/19/31(B)	550	550
ChampionX Corporation, Term B-1 Loan, 1st Lien
8.102%, CME Term SOFR + 3.250%, 05/13/29(B)	916	917
INNIO Group Holding GmbH, Facility B (EUR) Loan , 1st Lien
7.414%, Euribor + 3.750%, 11/02/28(B)	1,000	1,116

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
MKS Instruments, Inc., 2024-1 Dollar Term B Loan, 1st Lien
7.170%, CME Term SOFR + 2.250%, 08/17/29(B)		$1,538	$1,537
MKS Instruments, Inc., 2024-1 Euro Term B Loan, 1st Lien
6.145%, Euribor + 2.750%, 08/17/29(B)		980	1,093
Triton Water Holdings, Inc., 2024 Incremental Term Loan, 1st Lien
8.604%, CME Term SOFR + 4.000%, 03/31/28(B)		787	786
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.115%, CME Term SOFR + 3.250%, 03/31/28(B)		840	838

Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			6,837

Manufacturing [0.1%]
Allegro Microsystems, Term Loan B, 1st Lien
7.497%, 10/31/30		705	704
Foley Products, Term Loan, 1st Lien
10.235%, 12/29/28		660	663

Total Manufacturing			1,367

Manufacturing/Machinery/Industrial [0.2%]
Ammeraal Beltech, Term Loan, 1st Lien
8.722%, 12/29/28		1,326	1,479
Platin2025 Acquisition S.a r.l., Facility B, 1st Lien
7.122%, EURIBOR + 3.900%, 11/19/28(B)		1,000	1,106
Rubix Group, Term Loan, 1st Lien
7.302%, 09/30/28		1,000	1,114

Total Manufacturing/Machinery/Industrial			3,699

Media [0.1%]
Thryv/Dex Media, Term Loan B, 1st Lien
12.094%, 05/01/29		$191	$193
Zephyr Midco, Term Loan, 1st Lien
10.462%, 07/20/28		1,000	1,342

Total Media			1,535

Medical Devices [0.0%]
Insulet, Term Loan B, 1st Lien
7.747%, 08/04/31		450	452

Mining, Steel, Iron and Nonprecious Metals [0.1%]
Arsenal AIC Parent LLC, 2024-A Refinancing Term B Loan, 1st Lien
8.095%, CME Term SOFR + 3.250%, 08/18/30(B)		547	546
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49(C)	EUR	1,011	—
Oxbow Carbon LLC, Tranche B Term Loan (2023), 1st Lien
8.345%, CME Term SOFR + 3.500%, 05/10/30(B)		1,006	1,003

Total Mining, Steel, Iron and Nonprecious Metals			1,549

Oil and Gas [0.6%]
Brazos/Bison Midstream, Term Loan B, 1st Lien
8.255%, 02/11/30		849	849
CD&R Firefly Bidco Ltd, Term Loan, 1st Lien
10.726%, 03/01/29		1,500	2,001
GIP III Stetson I, L.P. (GIP III Stetson II, L.P.), Initial Term Loan (2023), 1st Lien
8.345%, CME Term SOFR + 3.500%, 10/31/28(B)		515	514

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Ineos Finance PLC, 2031 Euro Term Loan, 1st Lien
7.378%, Euribor + 4.000%, 02/07/31(B)	$1,000	$1,114
New Fortress Energy Inc., Initial Term Loan, 1st Lien
10.252%, CME Term SOFR + 5.000%, 10/30/28(B)	1,443	1,301
NGL Energy Operating LLC, Initial Term Loan, 1st Lien
8.595%, CME Term SOFR + 3.750%, 02/03/31(B)	861	856
NGP XI Midstream Holdings, L.L.C., Initial Term Loan, 1st Lien
8.604%, CME Term SOFR + 4.000%, 07/25/31(B)	440	440
Ohio Valley Midstream, Term Loan B, 1st Lien
8.586%, 08/07/31	540	540
Par Pacific Patroleum, Term Loan
9.064%, 02/28/30	990	990
Rockpoint Gas Storage, Term Loan B, 1st Lien
0.000%, 09/12/31(G)	460	458
Ultra Clean Holdings Inc, Cov-Lite Term Loan, 1st Lien
8.747%, 02/28/28(B)	1,794	1,798

Total Oil and Gas		10,861

Other [0.3%]
Areas Worldwide, Term Loan, 1st Lien
8.664%, 12/31/29	432	480
Aspire Bakeries, Term Loan, 1st Lien
9.528%, 12/13/30(B)	507	508
Assytec, Term Loan, 1st Lien
8.858%, 09/28/27	1,000	1,110
IVC EUR, Term Loan, 1st Lien
8.795%, 11/17/28	1,500	1,670
LSF11 A5 Holdco LLC, Term Loan
8.861%, 10/15/28	$494	$493
New Weener, Term Loan, 1st Ien
8.164%, 11/16/28	1,000	1,114
Tackle Sarl, Term Loan, 1st Lien
6.910%, 05/22/28	1,000	1,109

Total Other		6,484

Packaging / Paper / Forest Products [0.1%]
Ahlstrom-Munksjo Holding 3 Oy, Facility B (EUR), 1st Lien
7.222%, EURIBOR + 3.250%, 03/10/28(B)	1,000	1,110

Personal and Non-Durable Consumer Products (Manufacturing Only) [0.1%]
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan, 1st Lien
7.595%, CME Term SOFR + 2.750%, 12/21/28(B)	760	760
Breitling Holdings S.a r.l., Facility B, 1st Lien
7.572%, EURIBOR + 3.900%, 10/25/28(B)	1,000	1,067

Total Personal and Non-Durable Consumer Products (Manufacturing Only)		1,827

Personal Transportation [0.1%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.294%, CME Term SOFR + 4.750%, 04/20/28(B)	1,386	1,423

Personal, Food and Miscellaneous Services [0.0%]
Pax Midco Spain, S.L.U., Facility B2, 1st Lien
8.738%, Euribor + 5.000%, 12/31/29(B)	668	742

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Pharmaceuticals [0.4%]
Financiere Verdi I SAS, 1st Lien
9.497%, 03/31/28	$1,000	$1,193
Nidda Healthcare Holding GmbH, Term Loan, 1st Lien
7.427%, 02/21/30	2,000	2,225
Organon & Co, Term Loan B, 1st Lien
7.465%, 05/14/31	1,005	1,001
Pharmanovia Bidco, Term Loan, 1st Lien
7.755%, 02/07/30	1,500	1,653
Stamina BidCo B.V., Facility B, 1st Lien
7.674%, EURIBOR + 4.000%, 11/02/28(B)	778	870

Total Pharmaceuticals		6,942

Printing, Publishing and Broadcasting [0.5%]
AppLovin Corporation, Initial Term Loan (2024), 1st Lien
7.345%, CME Term SOFR + 2.500%, 08/16/30(B)	2,028	2,026
Cimpress plc, 2024 Refinancing Tranche B-1 Term Loan, 1st Lien
7.845%, CME Term SOFR + 3.000%, 05/17/28(B)	449	448
Constant Contact, Inc., Initial Term Loan, 1st Lien
9.566%, CME Term SOFR + 4.000%, 02/10/28(B)	438	423
Digital Media Solutions, LLC, DIP Term Loan, 1st Lien
13.096%, 12/10/24	172	172
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
16.596%, CME Term SOFR + 11.000%, 05/19/26(B)	623	62
Digital Media Solutions, LLC, Tranche A Term Loan, 1st Lien
5.596%, CME Term SOFR + 8.000%, 02/25/26(B)	$139	$139
Digital Media Solutions, LLC, Tranche B Term Loan, 1st Lien
16.596%, CME Term SOFR + 11.000%, 05/25/26(B)	183	182
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan (2024), 1st Lien
7.605%, CME Term SOFR + 2.750%, 01/18/29(B)	410	410
LABL, Inc., Initial Euro Term Loan, 1st Lien
8.378%, EURIBOR + 5.000%, 10/29/28(B)	965	1,007
Magnite, Term Loan B, 1st Lien
8.766%, 02/06/31	853	858
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
10.404%, CME Term SOFR + 5.000%, 04/11/29(B)	770	722
Neptune BidCo US Inc., Euro Term B Loan, 1st Lien
8.708%, EURIBOR + 5.000%, 04/11/29(B)	988	1,070
Neptune BidCo US Inc., Term A Loan, 1st Lien
10.154%, CME Term SOFR + 4.750%, 10/11/28(B)	578	539
Neptune BidCo US Inc., Term Loan, 2nd Lien
15.154%, CME Term SOFR + 9.750%, 10/11/29(B)	1,060	1,055
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
9.864%, CME Term SOFR + 5.000%, 02/15/29(B)	786	789

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Summer (BC) Bidco B LLC, Term Loan, 1st Lien
7.969%, 01/31/29		$134	$150

Total Printing, Publishing and Broadcasting			10,052

Publishing and Media-other [0.1%]
Infinitas Learn Cov-Lite Lien1
8.108%, 07/21/28		1,000	1,112
S4 Capital Lux, Term Loan, 1st Lien
7.342%, 07/31/28		1,000	1,034

Total Publishing and Media-other			2,146

Retail [0.1%]
Amazon Holdco, Term Loan, 1st Lien
0.000%, 07/30/31(G)		985	981
Platform Bidco Limites, Term Loan, 1st Lien
7.858%, 09/29/28		1,000	1,093

Total Retail			2,074

Retail (non-food/drug) [0.3%]
AL AS Adventure, Term Loan, 1st Lien
8.642%, 04/24/26		2,116	2,355
Peer Holding III B.V, Term Loan
6.972%, 11/27/26	EUR	2,000	2,234
THG Operations Holdings Limited, Facility B, 1st Lien
8.251%, 12/10/26	EUR	1,000	1,029

Total Retail (non-food/drug)			5,618

Retail Stores [0.3%]
Aragorn Parent Corporation, 2023 Replacement Term Loan, 1st Lien
9.170%, CME Term SOFR + 4.250%, 12/15/28(B)		347	348
Belfor Holdings Inc., Initial Tranche B-1 Term Loan, 1st Lien
8.595%, CME Term SOFR + 3.750%, 11/01/30(B)		$1,401	$1,406
EG Group Limited, Additional Term Facility (Tranche C) (EUR), 1st Lien
8.878%, Euribor + 5.500%, 02/07/28(B)		1,037	1,155
Evergreen Acqco 1 LP, Initial Term Loan, 1st Lien
8.393%, CME Term SOFR + 3.750%, 04/26/28(B)		321	321
Joann Stores, Exit Term Loan
14.747%, 04/30/28		328	262
Mister Car Wash Holdings, Inc., 2024 Term Loan, 1st Lien
7.845%, CME Term SOFR + 3.000%, 03/27/31(B)		564	564
Peer Holding III B.V., Additional Facility (USD) 2, 1st Lien
7.604%, CME Term SOFR + 3.000%, 07/01/31(B)		915	916
Restoration Hardware, Inc., Initial Term Loan, 1st Lien
7.460%, CME Term SOFR + 2.500%, 10/20/28(B)		500	480
Rising Tide Holdings, Inc., Term Loan, 1st Lien
6.176%, 09/12/28		25	21
WH Borrower, LLC, Initial Term Loan, 1st Lien
10.786%, CME Term SOFR + 5.500%, 02/15/27(B)		600	597

Total Retail Stores			6,070

Services [0.5%]
American Public Education, Term Loan B, 1st Lien
10.861%, 03/29/27		739	730

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Devry Education, Term Loan B, 1st Lien
7.997%, 08/12/28	$580	$580
Eagle Bidco Limited, Term Loan, 1st Lien
9.735%, 03/10/28	1,182	1,574
Help at Home, Term Loan B, 1st Lien
9.857%, 09/17/31	520	513
Kronosnet, Term Loan, 1st Lien
9.600%, 07/28/29	1,500	1,140
Oravel Stays, Term Loan B, 1st Lien
13.325%, 06/05/26	910	911
Pivotal Payments, Term Loan, 1st Lien
7.955%, 09/29/25	1,002	1,002
Sitel Group, Term Loan, 1st Lien
7.350%, 07/28/28	1,500	1,082
St. George’s University Scholastic Services LLC, Term Loan B, 1st Lien
7.997%, 02/10/29	577	575
Third Coast, Term Loan B, 1st Lien
0.000%, 09/19/30(G)	680	675

Total Services		8,782

Software and Service [0.3%]
Dye & Durham, Term Loan B, 1st Lien
9.685%, 04/04/31	555	557
Idemia Group, Term Loan, 1st Lien
7.722%, 09/30/28	1,500	1,671
Maximus, Term Loan B, 1st Lien
7.247%, 05/21/31	623	625
Nielsen Consults, Term Loan, 1st Lien
8.342%, 03/06/28	1,982	2,203
Perforce Software, Incremental Term Loan, 1st Lien
9.997%, 03/25/31	505	503

Total Software and Service		5,559

Technology [0.2%]
Dayforce, Cov-Lite Term Loan B, 1st Lien
7.747%, 02/26/31	$345	$344
Innomotics, Term Loan, 1st Lien
0.000%, 09/26/31(G)	305	305
Leia Finco, Term Loan, 1st Lien
0.000%, 07/02/31(G)	895	880
UST Holdings Ltd, Term Loan, 1st Lien
8.733%, 11/20/28	757	759
Virtusa Corporation, Term Loan B-2, 1st Lien
8.497%, 02/15/29	1,233	1,232

Total Technology		3,520

Telecommunications [1.2%]
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
10.460%, CME Term SOFR + 5.500%, 09/01/27(B)	500	456
Atlantic Broadband, Term Loan B, 1st Lien
8.576%, 09/18/30	597	583
Circet Europe, Senior Facility B, 1st Lien
6.595%, EURIBOR + 3.250%, 10/13/28(B)	1,500	1,642
Connect Finco Sarl, Amendment No. 4 Term Loan, 1st Lien
9.345%, CME Term SOFR + 4.500%, 09/27/29(B)	1,136	1,063
Creation Technologies Inc., Initial Term Loan, 1st Lien
11.080%, CME Term SOFR + 5.500%, 10/05/28(B)	1,394	1,349
Frontier Communications Holdings, LLC, 2024 Refinancing Term Loan, 1st Lien
8.763%, CME Term SOFR + 3.500%, 07/01/31(B)	800	804

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Guardian US Holdco LLC, Initial Term Loan, 1st Lien
8.835%, CME Term SOFR + 4.000%, 01/31/30(B)		$382	$379
Lorca Finco PLC, Term Loan, 1st Lien
7.195%, 04/17/31		2,500	2,783
Lumen Technologies Inc., Term B-1 Loan, 1st Lien
7.319%, CME Term SOFR + 2.350%, 04/15/29(B)		487	426
Lumen Technologies, Term Loan B-2, 1st Lien
7.319%, 04/15/30		921	796
Lumen Technologies, Term Loan, 1st Lien
11.247%, 06/01/28		1,239	1,190
Masorange Holdco Limited, Facility B4, 1st Lien
8.104%, CME Term SOFR + 3.500%, 03/25/31(B)		419	419
Patagonia Holdco LLC, Amendment No.1 Term Loan, 1st Lien
10.854%, CME Term SOFR + 5.750%, 08/01/29(B)		479	443
Radiate Holdco, LLC, Amendment No. 6 Term B Loan, 1st Lien
8.210%, CME Term SOFR + 3.250%, 09/25/26(B)		878	751
UPC Broadband Holding B.V., Facility AY, 1st Lien
6.286%, EURIBOR + 3.000%, 01/31/29(B)		1,000	1,112
VMED O2 UK Holdco 4 Limited, Facility Z, 1st Lien
6.861%, Euribor + 3.425%, 10/15/31(B)		2,000	2,214
WP/AP Telecom Holdings IV B.V., Facility B Loan, 1st Lien
7.622%, EURIBOR + 4.000%, 11/19/28(B)		2,000	2,233
Zayo Group Holdings, Term Loan, 1st Lien
7.080%, 03/09/27		985	1,025
Ziggo B.V., Term Loan H Facility, 1st Lien
6.436%, EURIBOR + 3.000%, 01/31/29(B)	EUR	2,000	$2,185

Total Telecommunications			21,853

Telephones & Telecommunication [0.0%]
Vodafone Spain, Term Loan, 1st Lien
9.401%, 07/10/29		1,000	997

Transportation, Airlines & Distribution [0.0%]
Flint Group, Term Loan
5.677%, 12/31/27		453	83

Utilities [0.6%]
Calpine Construction Finance Company, L.P., Refinancing Term Loan, 1st Lien
6.845%, CME Term SOFR + 2.000%, 07/31/30(B)		2,000	1,986
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
10.095%, CME Term SOFR + 5.250%, 04/03/28(B)		1,000	1,000
Goodnight Water Solutions Holdings, LLC, Initial Term Loan, 1st Lien
10.095%, CME Term SOFR + 5.250%, 06/04/29(B)		1,325	1,323
Granite Generation LLC, Term Loan, 1st Lien
8.590%, LIBOR + 3.750%, 11/01/26(B)		250	247
Invenergy Thermal Operating I LLC, Term B Loan, 1st Lien
9.674%, SOFR + 4.250%, 08/03/29(B)		541	545
Invenergy Thermal Operating I LLC, Term C Loan, 1st Lien
9.674%, SOFR + 4.250%, 08/03/29(B)		48	48

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Lackawanna Energy Center LLC, Term B-2 Advance, 1st Lien
9.095%, CME Term SOFR + 4.250%, 08/06/29(B)	$727	$732
Lackawanna Energy Center LLC, Term C Advance, 1st Lien
9.095%, CME Term SOFR + 4.250%, 08/06/29(B)	158	160
Lightning Power, LLC, Initial Term B Loan, 1st Lien
8.346%, CME Term SOFR + 3.250%, 08/18/31(B)	950	951
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
8.596%, CME Term SOFR + 3.500%, 05/17/30(B)	387	388
Talen Energy Supply, LLC, Initial Term C Loan, 1st Lien
8.596%, CME Term SOFR + 3.500%, 05/17/30(B)	318	318
Vistra Operations Company LLC, 2018 Incremental Term Loan, 1st Lien
6.845%, CME Term SOFR + 2.000%, 12/20/30(B)	458	458
Vistra, Term Loan, 1st Lien
7.472%, 06/18/29	953	1,064
WaterBridge Midstream Operating LLC, Term Loan B, 1st Lien
9.393%, CME Term SOFR + 4.750%, 06/27/29(B)	2,000	1,929

Description	Face Amount (000)(1)/Shares	Value (000)
Waterbridge NDB Operating LLC, Initial Term Loan, 1st Lien
9.603%, CME Term SOFR + 4.500%, 05/10/29(B)	$620	$618

Total Utilities		11,767

Total Loan Participations
(Cost $343,442)		337,979

Non-Listed Business Development Companies [3.7%]
Financials [3.7%]
Golub Capital BDC 4 (J)	3,943,455	59,152
TCW Direct Lending LLC (J)	250	10,920

Total Financials		70,072

Total Non-Listed Business Development Companies
(Cost $70,157)		70,072

Limited Partnership [3.4%]
Oberland Capital Healthcare Solutions Co-Invest Offshore LP(J)	N/A	3,105
Oberland Capital Healthcare Solutions LP(J)	N/A	6,644
Primary Wave Music IP Fund LP(J)	N/A	53,276

Total Limited Partnership
(Cost $51,582)		63,025

Note [2.6%]
City National Rochdale FIOF Investments (Ireland) Limited(E)(I)	46,612	48,477

Total Note
(Cost $228,412)		48,477

Convertible Bonds [1.1%]
Air Transportation [0.2%]
ZTO Express Cayman
1.500%, 09/01/27	2,700	2,874

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Automotive [0.0%]
NIO
3.875%, 10/15/29		$500	$461

Batteries/Battery Sys [0.0%]
L&F
2.500%, 04/26/30		1,500	887

Broadcasting & Cable [0.1%]
Cable One
0.000%, 03/15/26(D)		300	275
Cable One
1.125%, 03/15/28		2,015	1,621

Total Broadcasting & Cable			1,896

Building & Construction [0.1%]
HTA Group
2.875%, 03/18/27		1,400	1,301

Chemicals [0.3%]
Sasol Financing USA
4.500%, 11/08/27		5,600	5,124

Coal Mining [0.0%]
New World Resources
4.000%cash/8.000% PIK, 10/07/20(C)	EUR	380	—

E-Commerce/Products [0.1%]
Alibaba Group Holding
0.500%, 06/01/31(A)		290	356
PDD Holdings
0.000%, 12/01/25(D)		1,556	1,565

Total E-Commerce/Products			1,921

E-Commerce/Services [0.1%]
Trip.com Group
0.750%, 06/15/29(A)		1,253	1,433

Entertainment & Gaming [0.1%]
Wynn Macau
4.500%, 03/07/29(A)		2,575	2,727

Hotels and Motels [0.1%]
H World Group
3.000%, 05/01/26		1,368	1,603

Total Convertible Bonds
Cost ($19,875)			20,227
Sovereign Debt [0.9%]
Angolan Government International Bond, MTN
8.000%, 11/26/29		$3,050	$2,771
Argentina Paris Club
2.910%, 05/30/21(C)	CHF	1,744	1,339
Ivory Coast Government International Bond
6.125%, 06/15/33		4,400	4,141
National Bank of Uzbekistan
8.500%, 07/05/29		1,736	1,766
Panama Government International Bond
8.000%, 03/01/38		2,650	2,994
Senegal Government International Bond
6.250%, 05/23/33		4,315	3,716
Sri Lanka Government International Bond
7.850%, 03/14/29(C)		560	314
7.550%, 03/28/30(C)		424	237

Total Sovereign Debt
Cost ($17,383)			17,278

Common Stock [0.3%]
Broadcasting & Cable [0.0%]
Digicel Holdings(E)		107,067	120

Capital Markets [0.1%]
Golub Capital BDC		172,264	2,603

Consumer Cyclical [0.1%]
Joann Stores		218,423	328
TruKid *		232	579

Total Consumer Cyclical			907

Diversified Minerals [0.0%]
New World Resources, Cl A *		44,276,198	—

Energy [0.0%]
BlackBrush Oil & Gas, L.P.		39,375	—

Financial Services [0.0%]
A’ayan Leasing & Investment KSCP		976,932	340

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Shares	Value (000)
Financials [0.0%]
BCD Acquisition	1,000,000	$—
Copper Property CTL Pass Through Trust (E)	3,788	46

Total Financials		46

Health Care [0.0%]
Novartex (E)	180,000	61

Manufacturing [0.0%]
Vivarte (E)	6,000	2

Oil, Gas & Consumable Fuels [0.0%]
Nostrum Oil & Gas *	3,039,550	163
Summit Midstream *	11,456	401

Total Oil, Gas & Consumable Fuels		564

Other [0.0%]
ESC GCBREGS Corp	4,750,000	—
Latina Offshore	65	—

Total Other		—

Retailers [0.0%]
Rising Tide Holdings Inc	1,887	6
Toys ‘R’ Us Property Company I, LLC	23,484	118

Total Retailers		124

Technology [0.0%]
AS ADV Shares (E)	127,800	683
Lumileds *	4,241	2

Total Technology		685

Utilities [0.1%]
Longview Power LLC	64,904	779

Total Common Stock
(Cost $7,594)		6,231

Description	Number of Warrants/Shares	Value (000)
Warrant [0.0%]
Altisource
Expires 07/21/25* (H)	4,485	$5

Total Warrant
(Cost $—)		5

Preferred Stock [0.0%]
Energy [0.0%]
Blackbrush Oil & Gas, LP	1,308	78

Total Preferred Stock
(Cost $375)		78

Short-Term Investment [4.1%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.890%**	76,017,191	76,017

Total Short-Term Investment
(Cost $76,017)		76,017

Total Investments [101.0%]
(Cost $2,164,109)		$1,894,699

Percentages are based on net assets of $1,876,129 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2024.

(1)	U.S. Dollars unless otherwise indicated.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2024, the value of these securities amounted to $700,485 (000), representing 37.3% of the net assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(D)	Zero coupon security.

(E)	Level 3 security in accordance with fair value hierarchy.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(G)	Unsettled bank loan, Interest rate not available.

(H)	Strike Price is unavailable.

(I)	Issued by a related party.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (continued)

(J)	Unfunded Commitments as of September 30, 2024:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 4	$59,151,821	$15,848,179	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	3,104,467	15,481,250	None	None
Oberland Capital Healthcare Solutions LP	6,644,442	10,515,097	None	None
Primary Wave Music IP Fund LP	53,276,332	1,699,014	None	None
TCW Direct Lending LLC	10,919,732	14,067,260	None	None
Total	$133,096,794	$57,610,800

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CME — Collateralized Chicago Mercantile Exchange

CMTUSD6Y — 1 Year CMT (Monthly)

DAC — Designated Activity Company

EUAMDB01 — 1 Year EUR LIBOR

EUR — Euro

EUR003M — Euribor 3 Month

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint Stock Company

JPY — Japanese Yen

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Payment-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

TRY — Turkish Lira

TSFR3M — Term Secured Overnight Financing Rate 3 Months

ULC — Unlimited Liability Company

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at September 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
BNP Paribas	11/22/24	EUR	748	USD	832	$(2)
HSBC	11/22/24	EUR	1,496	USD	1,670	2
State Street	11/22/24	EUR	748	USD	834	—
U.S. Bank	10/24/24	EUR	201,635	USD	225,209	533
U.S. Bank	10/25/24	GBP	7,235	USD	9,653	(20)
U.S. Bank	10/25/24	EUR	500	USD	558	—
U.S. Bank	10/25/24	EUR	143,160	USD	159,458	(68)
						$445

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Short Contracts
U.S. 10-Year Treasury Note	(127)	Dec-2024	$(14,581)	$(14,513)	$68

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$881,720	$2,123	$883,843
Collateralized Loan Obligations	—	371,467	—	371,467
Loan Participations	—	336,971	1,008	337,979
Non-Listed Business Development Companies(a)	—	—	—	70,072
Limited Partnership(a)	—	—	—	63,025
Note	—	—	48,477	48,477
Convertible Bonds	—	20,227	—	20,227
Sovereign Debt	—	17,278	—	17,278
Common Stock	4,414	905	912	6,231
Warrant	—	5	—	5
Preferred Stock	—	78	—	78
Short-Term Investment	76,017	—	—	76,017
Total Investments in Securities	$80,431	$1,628,651	$52,520	$1,894,699

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

schedule of investments
September 30, 2024
City National Rochdale Fixed Income Opportunities Fund (concluded)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$68	$—	$—	$68
Forward Contracts*
Unrealized Appreciation	—	535	—	535
Unrealized Depreciation	—	(90)	—	(90)
Total Other Financial Instruments	$68	$445	$—	$513

*	Forwards and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(a)

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(1)

Of the $52,520 (000) in Level 3 securities as of September 30, 2024, $48,477 (000) or 92.3% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of September 30, 2024:

	Investments in Corporate Bonds	Investments in Loan Participations	Investments in Note
Beginning balance as of October 1, 2023	$11	$656	$94,702
Accrued discounts/ premiums	—	(4)	—
Realized gain/(loss)	—	(789)	—
Change in unrealized appreciation/(depreciation)	—	790	(37,092)
Purchases	—	—	15,867
Sales/paydowns	—	(653)	(25,000)
Transfers into Level 3	2,112	1,008	—
Transfers out of Level 3	—	—	—
Ending balance as of September 30, 2024	$2,123	$1,008	$48,477
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(827)	$74	$(37,092)

	Investments in Common Stock	Total
Beginning balance as of October 1, 2023	$2,155	$97,524
Accrued discounts/ premiums	—	(4)
Realized gain/(loss)	721	(68)
Change in unrealized appreciation/(depreciation)	(685)	(36,987)
Purchases	—	15,867
Sales/paydowns	(1,319)	(26,972)
Transfers into Level 3	46	3,166
Transfers out of Level 3	(6)	(6)
Ending balance as of September 30, 2024	$912	$52,520
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$244	$(143,353)

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of September 30, 2024. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Fair Value at September 30, 2024 (000)
Note	$48,477

The fair value of the life settlement policies, classified as Level 3, was determined based on the anticipated sales price of the remaining policies and expected proceeds from maturities. For the year ended September 30, 2024, transfers in and out of Level 3 were due to the availability of observable inputs to determine fair value.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

schedule of investments
September 30, 2024
City National Rochdale Equity Income Fund

Description	Shares	Value (000)
Common Stock [99.1%]
Communication Services [6.6%]
AT&T	174,500	$3,839
Interpublic Group of	72,800	2,303
Verizon Communications	78,200	3,512

Total Communication Services		9,654

Consumer Discretionary [6.2%]
Best Buy	16,600	1,715
Ford Motor	180,400	1,905
Genuine Parts	11,700	1,634
H&R Block	26,000	1,652
Wendy’s	60,000	1,051
Whirlpool	11,000	1,177

Total Consumer Discretionary		9,134

Consumer Staples [11.0%]
Altria Group	87,900	4,486
Coca-Cola	46,600	3,349
General Mills	34,500	2,548
Kimberly-Clark	10,300	1,465
Philip Morris International	27,500	3,339
Procter & Gamble	5,900	1,022

Total Consumer Staples		16,209

Energy [5.8%]
Chevron	22,200	3,269
Valero Energy	7,900	1,067
Williams	93,800	4,282

Total Energy		8,618

Financials [25.0%] (A)
Brookfield Asset Management, Cl A	31,300	1,480
Cincinnati Financial	27,000	3,675
Citigroup	44,700	2,798
Citizens Financial Group	98,200	4,033
Fidelity National Financial	43,800	2,718
Fifth Third Bancorp	95,300	4,083
Lazard, Cl A	32,500	1,638
MetLife	41,000	3,382
OneMain Holdings, Cl A	31,700	1,492
Principal Financial Group	16,000	1,374
Regions Financial	175,000	4,083
Truist Financial	24,000	1,026
Unum Group	27,800	1,653
US Bancorp	75,400	$3,448

Total Financials		36,883

Health Care [3.9%]
AbbVie	12,800	2,528
Merck	10,700	1,215
Pfizer	68,800	1,991

Total Health Care		5,734

Industrials [2.8%]
Lockheed Martin	4,500	2,630
Watsco	3,100	1,525

Total Industrials		4,155

Information Technology [4.4%]
HP	51,000	1,829
IBM	13,700	3,029
Seagate Technology Holdings	15,100	1,654

Total Information Technology		6,512

Materials [6.6%]
FMC	11,400	752
International Paper	89,000	4,348
LyondellBasell Industries, Cl A	32,400	3,107
Sonoco Products	27,500	1,502

Total Materials		9,709

Real Estate [1.9%]
NNN REIT	32,500	1,576
Prologis	9,900	1,250

Total Real Estate		2,826

Utilities [24.9%]
American Electric Power	39,200	4,022
Dominion Energy	51,100	2,953
DTE Energy	22,300	2,864
Duke Energy	33,800	3,897
Entergy	30,700	4,040
Eversource Energy	33,700	2,293
FirstEnergy	78,100	3,464
NiSource	93,300	3,233
Public Service Enterprise Group	40,600	3,622
Sempra	30,700	2,567
WEC Energy Group	32,200	3,097

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

schedule of investments
September 30, 2024
City National Rochdale Equity Income Fund (concluded)

Description	Shares	Value (000)
Xcel Energy	12,200	$797

Total Utilities		36,849

Total Common Stock
(Cost $106,646)		146,283

Short-Term Investment [0.5%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.890%**	770,911	771

Total Short-Term Investment
(Cost $771)		771

Total Investments [99.6%]
(Cost $107,417)		$147,054

Percentages are based on net assets of $147,619 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2024.

(A)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.

Cl — Class

REIT — Real Estate Investment Trust

As of September 30, 2024, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

schedule of investments
September 30, 2024
City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [99.5%]
Communication Services [9.9%]
Alphabet, Cl A	112,550	$18,666
Meta Platforms, Cl A	14,450	8,272
T-Mobile US	34,800	7,181
Walt Disney	74,200	7,137

Total Communication Services		41,256

Consumer Discretionary [9.7%]
Amazon.Com *	85,162	15,868
Home Depot	22,726	9,208
McDonald’s	21,645	6,591
Tesla *	24,130	6,313
TJX	20,902	2,457

Total Consumer Discretionary		40,437

Consumer Staples [5.9%]
Anheuser-Busch InBev ADR	74,800	4,958
Costco Wholesale	10,500	9,309
PepsiCo	38,600	6,564
Walmart	42,750	3,452

Total Consumer Staples		24,283

Energy [3.5%]
EOG Resources	38,437	4,725
ExxonMobil	50,036	5,865
Occidental Petroleum	28,600	1,474
Schlumberger	60,000	2,517

Total Energy		14,581

Financials [15.3%]
Bank of America	96,100	3,813
Bank of New York Mellon	32,550	2,339
Berkshire Hathaway, Cl B *	19,000	8,745
Capital One Financial	41,660	6,238
CME Group, Cl A	14,000	3,089
JPMorgan Chase	52,264	11,021
Marsh & McLennan	28,150	6,280
Mastercard, Cl A	18,390	9,081
S&P Global	9,430	4,872
Visa, Cl A	28,880	7,940

Total Financials		63,418

Health Care [11.0%]
Amgen	18,350	5,913
HCA Healthcare	4,400	1,788
Novo Nordisk ADR	55,450	$6,603
Thermo Fisher Scientific	11,824	7,314
UnitedHealth Group	19,000	11,109
Vertex Pharmaceuticals *	19,000	8,836
Zoetis, Cl A	19,000	3,712

Total Health Care		45,275

Industrials [9.1%]
Cintas	33,360	6,868
CSX	120,000	4,144
Northrop Grumman	9,400	4,964
Parker-Hannifin	7,150	4,518
Quanta Services	20,125	6,000
Trane Technologies	27,800	10,807

Total Industrials		37,301

Information Technology [30.5%](A)
Adobe *	15,200	7,870
Apple	107,870	25,134
ASML Holding, Cl G	9,815	8,178
Broadcom	43,400	7,486
KLA	6,150	4,763
Microsoft	72,704	31,284
NVIDIA	215,000	26,110
NXP Semiconductors	33,840	8,122
Roper Technologies	3,500	1,948
Salesforce	17,200	4,708

Total Information Technology		125,603

Materials [0.9%]
Linde	7,450	3,553

Real Estate [1.1%]
American Tower	19,300	4,488

Utilities [2.6%]
American Water Works	22,183	3,244
NextEra Energy	85,562	7,233

Total Utilities		10,477

Total Common Stock
(Cost $198,202)		410,672

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

schedule of investments
September 30, 2024
City National Rochdale U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment [0.5%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.890%**	1,861,898	$1,862

Total Short-Term Investment
(Cost $1,862)		1,862

Total Investments [100.0%]
(Cost $200,064)		$412,534

Percentages are based on net assets of $412,442 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2024.

(A)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2024, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 - Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

statements of assets and liabilities (000)
September 30, 2024

	City National Rochdale Government Money Market Fund		City National Rochdale Municipal High Income Fund
ASSETS:
Cost of securities (including repurchase agreements)	$7,900,866		$850,499
Investments in securities, at value	$6,498,866		$829,940
Repurchase agreements, at value	1,402,000		—
Dividend and interest receivable	3,725		11,991
Receivable for investment securities sold	—		7,564
Receivable for capital shares sold	55,468		332
Prepaid expenses	38		5
Total Assets	$7,960,097		$849,832

LIABILITIES:
Payable for capital shares redeemed	79,934		1,333
Payable for income distributions	7,028		1,718
Payable for investment securities purchased	—		5,076
Investment advisory fees payable	252		347
Shareholder servicing and distribution fees payable	2,028		285
Administrative fees payable	127		40
Trustee fees payable	2		—
Accrued expenses	395		72
Total Liabilities	89,766		8,871
Net Assets	$7,870,331		$840,961

Commitments and Contingencies†
NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$7,870,304		$1,104,542
Total distributable earnings/(loss)	27		(263,581)
Net Assets	$7,870,331		$840,961

Class N Shares:
Net Assets	$10		$544,405
Total shares outstanding at end of year	10		57,436
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00		$9.48

Class S Shares:
Net Assets	$1,232,366		$—
Total shares outstanding at end of year	1,232,362		—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	*	$—

Servicing Class Shares:
Net Assets	$6,637,955		$296,556
Total shares outstanding at end of year	6,637,934		31,270
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	*	$9.48

Amounts designated as “—” are either $0 or have been rounded to $0.

*	NAV per share as of September 30, 2024 does not calculate to the stated NAV per share due to rounding of net assets and shares.

†	See Note 2 in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

statements of assets and liabilities (000)
September 30, 2024

	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Equity Income Fund		City National Rochdale U.S. Core Equity Fund
ASSETS:
Cost of securities	$2,164,109	$107,417		$200,064
Investments in securities, at value	$1,894,699	$147,054		$412,534
Foreign currency(1)	2,767	—		—
Dividend and interest receivable	23,581	431		75
Foreign tax reclaim receivable	432	86		23
Receivable for capital shares sold	1,462	238		225
Receivable for investment securities sold	31,377	—		—
Variation margin receivable	45	—		—
Unrealized gain on forward foreign currency contracts	535	—		—
Cash collateral for futures contracts	158	—		—
Prepaid expenses	10	1		2
Total Assets	$1,955,066	$147,810		$412,859

LIABILITIES:
Payable to Custodian	61	—		5
Payable for investment securities purchased	75,903	—		—
Payable for capital shares redeemed	1,068	19		80
Unrealized loss on forward foreign currency contracts	90	—		—
Investment advisory fees payable	777	60		133
Shareholder servicing and distribution fees payable	777	60		132
Trustee fees payable	1	—		—
Administrative fees payable	53	30		34
Accrued expenses	207	22		33
Total Liabilities	78,937	191		417
Net Assets	$1,876,129	$147,619		$412,442

Commitments and Contingencies†
NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$2,934,472	$98,341		$140,144
Total distributable earnings/(loss)	(1,058,343)	49,278		272,298
Net Assets	$1,876,129	$147,619		$412,442

Institutional Class Shares:
Net Assets	$—	$—		$280
Total shares outstanding at end of year	—	—		10
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$—		$28.44	*

Class N Shares:
Net Assets	$1,876,129	$147,619		$246,302
Total shares outstanding at end of year	95,443	3,814		8,762
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$19.66	$38.71	*	$28.11

Servicing Class Shares:
Net Assets	$—	$—		$165,860
Total shares outstanding at end of year	—	—		5,876
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$—		$28.23

(1)	Cost of foreign currency $2,746 (000).

Amounts designated as “—” are either $0 or have been rounded to $0.

*	NAV per share as of September 30, 2024 does not calculate to the stated NAV per share due to rounding of net assets and shares.

†	See Note 2 in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

Statements of Operations

statements of operations (000)
For the year ended September 30, 2024

	City National Rochdale Government Money Market Fund	City National Rochdale Municipal High Income Fund
INVESTMENT INCOME:
Interest Income	$400,847	$50,152
Dividend Income	—	470
Total Investment Income	400,847	50,622

EXPENSES:
Investment Advisory Fees	19,421	4,658
Shareholder Servicing Fees — Class N(1)	801	2,857
Shareholder Servicing Fees — Class S(1)	8,201	—
Shareholder Servicing Fees — Servicing Class	15,381	901
Administration Fees	1,509	481
Transfer Agent Fees	184	21
Trustee Fees	387	126
Professional Fees	576	90
Custody Fees	291	35
Registration Fees	191	28
Printing Fees	137	16
Insurance and Other Expenses	394	133
Total Expenses	47,473	9,346
Less, Waivers of:
Investment Advisory Fees	(16,471)	—
Net Expenses	31,002	9,346

Net Investment Income	369,845	41,276
Net Realized Gain (Loss):
Investments	7	(23,688)
Net Change in Unrealized Appreciation on:
Investments	—	107,975
Net Increase in Net Assets Resulting from Operations	$369,852	$125,563

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

statements of operations (000)
For the year ended September 30, 2024

	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Equity Income Fund	City National Rochdale U.S. Core Equity Fund
INVESTMENT INCOME:
Dividend Income	$21,347	$6,261	$4,781
Interest Income	152,810	—	—
Less: Foreign Taxes Withheld	—	—	(62)
Total Investment Income	174,157	6,261	4,719

EXPENSES:
Investment Advisory Fees	10,000	762	1,542
Shareholder Servicing Fees — Class N(1)	10,000	762	1,136
Shareholder Servicing Fees — Servicing Class	—	—	396
Administration Fees	654	357	394
Transfer Agent Fees	46	4	9
Trustee Fees	170	92	102
Professional Fees	304	33	50
Custody Fees	190	4	33
Registration Fees	58	5	9
Printing Fees	35	3	7
Deferred Tax Liability	90	—	—
Interest Expense on Borrowings	936	7	1
Insurance and Other Expenses	306	24	35
Total Expenses	22,789	2,053	3,714
Less, Waivers of:
Investment Advisory Fees	(19)	—	—
Net Expenses	22,770	2,053	3,714

Net Investment Income	151,387	4,208	1,005
Net Realized Gain (Loss) from:
Securities Transactions	(60,883)	12,462	66,514
Futures Contracts	(117)	—	—
Forward Foreign Currency Contracts	(11,280)	—	—
Foreign Currency Transactions	1,458	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	122,955	23,349	39,678
Forward Foreign Currency Contracts	(5,029)	—	—
Foreign Currency Translations	(87)	—	—
Futures Contracts	(527)	—	—
Net Increase in Net Assets Resulting from Operations	$197,877	$40,019	$107,197

(1) Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

statements of changes in net assets (000)
For the years ended September 30,

	City National Rochdale Government Money Market Fund		City National Rochdale Municipal High Income Fund
	2024	2023	2024	2023
OPERATIONS:
Net Investment Income	$369,845	$261,007	$41,276	$51,015
Net Realized Gain (Loss) from Security Transactions	7	8	(23,688)	(76,511)
Net Change in Unrealized Appreciation (Depreciation) on Investments	—	—	107,975	44,529
Net Increase in Net Assets Resulting from Operations	369,852	261,015	125,563	19,033

DISTRIBUTIONS:
Class N	(6,920)	(19,633)	(24,115)	(27,130)
Class S	(53,639)	(40,751)	—	—
Servicing Class	(309,295)	(200,615)	(16,099)	(21,761)
Total Distributions	(369,854)	(260,999)	(40,214)	(48,891)

CAPITAL SHARE TRANSACTIONS:(1)
Class N:
Shares Issued	429,391	2,349,456	134,532	228,335
Shares Issued in Lieu of Dividends and Distributions	6,920	20,195	12,286	14,072
Shares Redeemed	(1,100,521)	(2,052,969)	(270,443)	(445,565)
Increase (Decrease) in Net Assets from Class N Share Transactions	(664,210)	316,682	(123,625)	(203,158)

Class S:
Shares Issued	4,109,649	4,509,922	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(4,348,034)	(3,764,560)	—	—
Increase (Decrease) in Net Assets from Class S Share Transactions	(238,385)	745,362	—	—

Servicing Class:
Shares Issued	15,193,995	22,199,562	57,135	112,456
Shares Issued in Lieu of Dividends and Distributions	266,028	145,596	2,685	3,737
Shares Redeemed	(14,732,734)	(19,921,782)	(238,825)	(253,292)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	727,289	2,423,376	(179,005)	(137,099)

Net Increase (Decrease) in Net Assets from Share Transactions	(175,306)	3,485,420	(302,630)	(340,257)
Total Increase (Decrease) in Net Assets	(175,308)	3,485,436	(217,281)	(370,115)

NET ASSETS:
Beginning of Year/Period	8,045,639	4,560,203	1,058,242	1,428,357
End of Year/Period	$7,870,331	$8,045,639	$840,961	$1,058,242

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

statements of changes in net assets (000)
For the years ended September 30,

	City National Rochdale Fixed Income Opportunities Fund		City National Rochdale Equity Income Fund
	2024	2023	2024	2023
OPERATIONS:
Net Investment Income	$151,387	$173,297	$4,208	$5,590
Net Realized Gain (Loss) from:
Security Transactions and Futures Contracts	(61,000)	(420,430)	12,462	(2,945)
Foreign Currency Transactions	(9,822)	(22,345)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Futures Contracts	122,428	548,123	23,349	59
Foreign Currency Translations	(5,116)	(5,161)	—	—
Net Increase in Net Assets Resulting from Operations	197,877	273,484	40,019	2,704

DISTRIBUTIONS:
Institutional Class	—	—	—	—
Class N	(122,108)	(210,639)	(4,143)	(30,788)
Servicing Class	—	—	—	—
Total Distributions	(122,108)	(210,639)	(4,143)	(30,788)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	—	—

Class N:
Shares Issued	333,094	400,280	12,604	27,670
Shares Issued in Lieu of Dividends and Distributions	86,257	142,070	2,778	20,143
Shares Redeemed	(803,156)	(1,491,668)	(73,505)	(52,543)
Decrease in Net Assets from Class N Share Transactions	(383,805)	(949,318)	(58,123)	(4,730)

Servicing Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	—	—	—	—

Net Decrease in Net Assets from Share Transactions	(383,805)	(949,318)	(58,123)	(4,730)
Total Increase (Decrease) in Net Assets	(308,036)	(886,473)	(22,247)	(32,814)

NET ASSETS:
Beginning of Year/Period	2,184,165	3,070,638	169,866	202,680
End of Year/Period	$1,876,129	$2,184,165	$147,619	$169,866

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

City National Rochdale U.S. Core Equity Fund
2024	2023

$1,005	$1,552

66,514	36,154
—	—

39,678	27,027
—	—
107,197	64,733

(18)	(4)
(25,483)	(4,432)
(18,780)	(3,877)
(44,281)	(8,313)

103	28
18	4
(11)	(44)
110	(12)

40,465	23,030
21,111	3,618
(61,735)	(33,396)
(159)	(6,748)

19,974	12,834
2,142	382
(36,888)	(27,144)
(14,772)	(13,928)

(14,821)	(20,688)
48,095	35,732

364,347	328,615
$412,442	$364,347

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

statement of cash flows (000)
For the year ended September 30, 2024

City National Rochdale Fixed Income Opportunities Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations	$197,877
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investment securities	(1,425,018)
Proceeds from disposition of investment securities	1,756,901
Amortization (accretion of market discount)	(18,438)
Net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	70,822
Net change in unrealized appreciation on investments, forward foreign currency contracts, foreign currency transactions and futures contracts	(117,312)

Changes in assets:
Dividend and interest receivable	5,056
Reclaim receivable	30
Receivable for investment securities sold	(18,969)
Variation Margin	(45)
Unrealized gain on forward foreign currency contracts	4,995
Prepaid expenses	20

Changes in liabilities:
Payable for investment securities purchased	49,059
Variation margin payable	(86)
Unrealized loss on forward foreign currency contracts	34
Investment advisory fees payable	(149)
Shareholder servicing and distribution fees payable	(149)
Accrued expenses	(195)
Net cash provided by operating activities	504,433

Cash Flows from Financing Activities:
Proceeds from shares issued	423,385
Cost of shares redeemed	(808,029)
Distributions	(122,108)
Net cash used in financing activities	(506,752)
Net change in cash	(2,319)
Cash at beginning of year	5,183
Cash at end of year	$2,864

Non-cash operating and financing activities:
Reinvestments of dividends and distributions	$86,257

The following table provides a reconciliation of cash and foreign currency reported on the statement of assets and liabilities to the total of such amounts shown in this statement of cash flows.

Balance at the end of the year
Payable to Custodian	$(61)
Foreign Currency	2,767
Cash collateral for futures contracts	158
Total Cash and Foreign Currency	$2,864

Supplemental Disclosure of Cash Flow Information:
Interest Paid	$936

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

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CITY NATIONAL ROCHDALE FUNDS | PAGE 85

financial highlights
For a Share Outstanding Throughout Each Period For the year ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†		Net Realized and Unrealized Gains (Losses) on Securities		Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2024	$1.00	$0.047		$0.000	*	$(0.047)	$—	$1.00	4.84%	$10	0.63%	4.71%	0.85%	—%
2023	1.00	0.041		(0.001)		(0.040)	—	1.00	4.00	664,234	0.65	4.07	0.87	—
2022	1.00	0.004		0.000	*	(0.004)	—	1.00	0.39	347,551	0.29	0.30	0.86	—
2021	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	642,240	0.07	0.01	0.87	—
2020	1.00	0.003		0.001		(0.004)	—	1.00	0.42	523,559	0.38	0.27	0.88	—
Class S (commenced operations on October 6, 1999)
2024	$1.00	$0.046		$0.000	*	$(0.046)	$—	$1.00	4.68%	$1,232,366	0.79%	4.58%	1.01%	—%
2023	1.00	0.039		(0.001)		(0.038)	—	1.00	3.85	1,470,759	0.80	3.93	1.02	—
2022	1.00	0.003		—		(0.003)	—	1.00	0.34	725,394	0.39	0.35	1.02	—
2021	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	689,506	0.07	0.01	1.02	—
2020	1.00	0.003		0.000	*	(0.003)	—	1.00	0.35	421,153	0.50	0.31	1.03	—
Servicing Class (commenced operations on April 3, 2000)
2024	$1.00	$0.050		$0.000	*	$(0.050)	$—	$1.00	5.15%	$6,637,955	0.34%	5.03%	0.56%	—%
2023	1.00	0.043		(0.001)		(0.042)	—	1.00	4.31	5,910,646	0.35	4.33	0.57	—
2022	1.00	0.005		0.000	*	(0.005)	—	1.00	0.51	3,487,258	0.21	0.47	0.57	—
2021	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.02	3,440,097	0.07	0.01	0.57	—
2020	1.00	0.005		0.001		(0.006)	—	1.00	0.57	3,216,095	0.31	0.46	0.57	—
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2024	$8.67	$0.39		$0.81		$(0.39)	$—	$9.48	14.04%	$544,405	1.10%	4.34%	1.10%	18%
2023	8.97	0.36		(0.31)		(0.35)	—	8.67	0.44	616,138	1.08	3.99	1.08	25
2022	11.07	0.31		(2.10)		(0.31)	—	8.97	(16.47)	835,922	1.07	2.97	1.07	48
2021	10.61	0.33		0.46		(0.33)	—	11.07	7.51	1,235,195	1.07	3.03	1.07	15
2020	10.95	0.35		(0.34)		(0.35)	—	10.61	0.17	1,053,948	1.08	3.33	1.08	45
Servicing Class (commenced operations on December 30, 2013)
2024	$8.67	$0.42		$0.80		$(0.41)	$—	$9.48	14.32%	$296,556	0.85%	4.59%	0.85%	18%
2023	8.98	0.39		(0.33)		(0.37)	—	8.67	0.58	442,104	0.84	4.24	0.84	25
2022	11.08	0.33		(2.10)		(0.33)	—	8.98	(16.24)	592,435	0.82	3.22	0.82	48
2021	10.62	0.36		0.46		(0.36)	—	11.08	7.77	823,230	0.82	3.27	0.82	15
2020	10.95	0.38		(0.33)		(0.38)	—	10.62	0.52	608,688	0.83	3.58	0.83	45

*	Amount represents less than $0.001.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0, 0% or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital		Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2024	$18.96	$1.48	$0.44	$(1.22)	$—	$—		$19.66	10.32%	$1,876,129	1.14%	7.57%	1.14%	34%
2023	18.60	1.34	0.71	(1.69)	—	—		18.96	11.44	2,184,165	1.13	7.06	1.13	63
2022*	23.39	1.16	(4.62)	(1.33)	—	—		18.60	(15.23)	3,070,638	1.09 (2)	5.44	1.09	94
2021*	22.57	1.21	1.04	(1.43)	—	—		23.39	10.14	4,111,912	1.10 (2)	5.14	1.10	117
2020*	24.22	1.53	(1.83)	(1.35)	—	—		22.57	(0.94)	3,739,101	1.10 (2)	6.66	1.11 (2)	143
City National Rochdale Equity Income Fund
Class N (commenced operations on June 1, 1999)
2024	$30.53	$0.93	$8.23	$(0.98)	$—	$—		$38.71	30.37%	$147,619	1.35%	2.76%	1.35%	34%
2023	35.40	0.96	(0.42)	(0.95)	(4.46)	—		30.53	0.03	169,866	1.27	2.76	1.27	32
2022	40.58	1.02	(2.42)	(1.02)	(2.76)	—		35.40	(4.41)	202,680	1.12	2.47	1.17	24
2021	35.52	0.88	5.30	(1.12)	—	—		40.58	17.53	237,219	1.15	2.25	1.15	30
2020	41.01	0.73	(4.73)	(0.79)	(0.36)	(0.34)		35.52	(9.80)	222,097	1.15	1.95	1.15	20
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2024	$24.21	$0.17	$7.16	$(0.20)	$(2.90)	$—		$28.44	32.69%	$280	0.57%	0.64%	0.57%	20%
2023	20.66	0.19	3.98	(0.16)	(0.46)	—		24.21	20.43	138	0.54	0.81	0.54	28
2022	26.49	0.17	(4.67)	(0.18)	(1.15)	—		20.66	(18.18)	126	0.52	0.70	0.52	28
2021	20.99	0.15	5.45	(0.10)	—	—		26.49	26.76	148	0.51	0.62	0.51	13
2020	19.32	0.10	2.21	(0.14)	(0.50)	—	^	20.99	12.20	5,633	0.56	0.52	0.56	14
Class N (commenced operations on December 3, 2012)
2024	$23.97	$0.04	$7.08	$(0.08)	$(2.90)	$—		$28.11	32.03%	$246,302	1.07%	0.16%	1.07%	20%
2023	20.46	0.07	3.94	(0.04)	(0.46)	—		23.97	19.85	209,330	1.04	0.31	1.04	28
2022	26.25	0.04	(4.62)	(0.06)	(1.15)	—		20.46	(18.61)	184,503	1.02	0.17	1.02	28
2021	20.73	0.02	5.53	(0.03)	—	—		26.25	26.79	230,767	1.01	0.07	1.01	13
2020	19.10	0.05	2.14	(0.06)	(0.50)	—	^	20.73	11.64	171,355	1.04	0.26	1.04	14
Servicing Class (commenced operations on December 3, 2012)
2024	$24.05	$0.11	$7.11	$(0.14)	$(2.90)	$—		$28.23	32.38%	$165,860	0.82%	0.41%	0.82%	20%
2023	20.52	0.13	3.96	(0.10)	(0.46)	—		24.05	20.18	154,879	0.79	0.57	0.79	28
2022	26.33	0.10	(4.64)	(0.12)	(1.15)	—		20.52	(18.42)	143,986	0.77	0.42	0.77	28
2021	20.77	0.08	5.54	(0.06)	—	—		26.33	27.13	187,735	0.76	0.32	0.76	13
2020	19.13	0.10	2.14	(0.10)	(0.50)	—	^	20.77	11.91	155,403	0.78	0.52	0.78	14

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.
*	Includes Consolidated investments in Irish Subsidiary. See Note 1 in the Notes to Financial Statements.
(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(2)	The expense ratio includes acquired fund fee expenses from the investment in the Irish Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

notes to financial statements
September 30, 2024

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 5 series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”); City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”) and City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) (collectively, the “Fixed Income Funds”); and City National Rochdale Equity Income Fund (“Equity Income Fund”) and City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”) (collectively, the “Equity Funds”). The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The investment objective of the Government Money Market Fund is to preserve your principal and maintain a high degree of liquidity while providing current income. The investment objective of the Municipal High Income Fund is to provide a high level of current income that is not subject to federal income tax. The investment objective of the Fixed Income Opportunities Fund is to provide a high level of current income. The investment objective of the Equity Income Fund is to provide significant income and long-term capital appreciation. The investment objective of the U.S. Core Equity Fund is to provide long-term capital appreciation.

The Trust is registered to offer: Class N shares of the Funds; Servicing Class shares of the Funds except for Fixed Income Opportunities Fund and Equity Income Fund; Institutional Class shares of U.S. Core Equity Fund; Class S shares of the Government Money Market Fund.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified.

On October 1, 2022, City National Rochdale Income Opportunities (Ireland) Limited, a wholly owned subsidiary of the Fixed Income Opportunities Fund, transferred its holdings to CNR FIOF Investments (Ireland) Limited, a company organized under the laws of Ireland (the “Irish Company”), and began the process of dissolving. The Irish Company is a “qualifying company” as defined in Section 110 of the Irish Taxes Consolidation Act 1997, as amended. As a result of this restructuring, the Irish Company issued a profit participation note to the Fixed Income Opportunities Fund, through which the Fund benefits from the profits of the transferred holdings. The Fixed Income Opportunities Fund does not hold an equity interest or voting rights in the Irish Company, nor does it have the ability to appoint directors. Consequently, the Fixed Income Opportunities Fund does not consolidate the operations of the Irish Company into the Fund’s financial statements, including in the September 30, 2024 Annual Financials and Other Information. The Irish Company (unlike the Fixed Income Opportunities Fund) may invest an unlimited portion of its net assets in life insurance policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents, and U.S. Government securities.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of 60 days or less may be valued at their amortized cost, if the Fair Value Committee (the “Committee”) of City National Rochdale, LLC (“City National Rochdale” or the “Adviser”) concludes that such amortized cost approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. Dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) approved by the Trust’s Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through the Committee designated by the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended September 30, 2024, there have been no changes to the Funds’ fair value methodologies. For more details on the investment classifications, refer to the Schedules of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining the net realized capital gains or losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Government Money Market Fund, which uses a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by BNY Mellon until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreements. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally, or (iv) based upon a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

notes to financial statements
September 30, 2024

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Government Money Market Fund and Fixed Income Funds, except for the Fixed Income Opportunities Fund. Dividends from net investment income are declared and paid quarterly for Fixed Income Opportunities Fund and Equity Funds. Distributions from net realized capital gains are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. Dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. Dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain/(loss) on forward foreign currency contracts in the Statements of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within the realized gain/(loss) on foreign currency transactions in the Statements of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the Fixed Income Opportunities Fund has entered into master netting arrangements, established within the Fixed Income Opportunities Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fixed Income Opportunities Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fixed Income Opportunities Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these agreements, the cash and/or securities will be made available to the Fixed Income Opportunities Fund.

For financial reporting purposes, the Fixed Income Opportunities Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the marked to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fixed Income Opportunities Fund, or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fixed Income Opportunities Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fixed Income Opportunities Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent the amounts due to the Fixed Income Opportunities Fund from the Fund’s counterparties are not fully collateralized, contractually or otherwise, the Fixed Income Opportunities Fund bears the risk of loss from counterparty nonperformance.

Futures Contracts – To the extent consistent with their investment objective and strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains or losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contract and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Futures contracts also involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of September 30, 2024, if applicable.

Swaps – A Fund may invest in swaps as a non-principal investment strategy. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon measures such as prices, interest rates or indices. The nominal amount on which these cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indices or inflation rates.

Swaps may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the payments due to and from a Fund. If a swap calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap would be likely to decline, potentially resulting in losses.

Generally, a swap has a fixed maturity date that is agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap either by assignment or by other disposition, or by entering into an offsetting swap with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will cover its current obligations under swaps according to guidelines established by the SEC. If a Fund enters into a swap on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Options Contracts – A Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When purchasing an option, a Fund will pay a premium which is included on the Fund’s Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations. Realized and changes in unrealized gains or losses on options contracts during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for a Fund. As of September 30, 2024 and for the year then ended, there were no open options contracts.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by a Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Equity Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock.

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

notes to financial statements
September 30, 2024

To qualify as an MLP for U.S. Federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from certain mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities, and gains from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sectors.

Investments in Affiliated Securities – The Fixed Income Funds and Equity Funds may invest excess cash in the Government Money Market Fund, the Municipal High Income Fund and/or the Fixed Income Opportunities Fund.

Commitments and Contingencies — As of September 30, 2024, the Fixed Income Opportunities Fund has contractual unfunded commitments to provide additional funding of $57.6 million to certain investments. The aforementioned commitments to investments are subject to certain terms and conditions prior to closing of the relevant transactions. There can be no assurance that such transactions will close as expected.

3.	DERIVATIVE TRANSACTIONS:

The following tables include only Funds that had exposure to more than one type of risk from derivatives held throughout the year. For Funds that held derivatives throughout the year with exposure to only one type of risk, additional information can be found on the Schedule of Investments and the Statements of Operations.

The fair value of derivative instruments as of September 30, 2024, was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value (000)	Statement of Assets and Liabilities Location	Fair Value (000)
Derivatives not accounted for as hedging instruments:
Fixed Income Opportunities Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$68	Net Assets — Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	535	Unrealized loss on forward foreign currency contracts	(90)
Total derivatives not accounted for as hedging instruments		$603		$(90)

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives not accounted for as hedging instruments	Forward Currency Contracts (000)	Futures (000)	Total (000)
Fixed Income Opportunities Fund
Interest rate contracts	$—	$(117)	$(117)
Foreign exchange contracts	(11,280)	—	(11,280)
Total	$(11,280)	$(117)	$(11,397)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives not accounted for as hedging instruments	Forward Currency Contracts (000)	Futures (000)	Total (000)
Fixed Income Opportunities Fund
Interest rate contracts	$—	$(527)	$(527)
Foreign exchange contracts	(5,029)	—	(5,029)
Total	$(5,029)	$(527)	$(5,556)

The following table discloses the volume of the Fixed Income Opportunities Fund’s forward foreign currency contracts and futures contracts activity during the year ended September 30, 2024:

Fixed Income Opportunities Fund	(000)
Forwards:
Average Notional Balance Long	$1,921
Average Notional Balance Short	348,887
Futures:
Average Notional Balance Long	—
Average Notional Balance Short	18,236

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

The following tables present, by derivative type, the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the Fixed Income Opportunities Fund at September 30, 2024:

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement (000)	Derivative Available for Offset (000)	Collateral Received (000)	Net Amount (000)
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
HSBC	$2	$—	$—	$2
U.S. Bank	533	(88)	—	445
Total	535	(88)	—	447

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement (000)	Derivative Available for Offset (000)	Collateral Received (000)	Net Amount (000)
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
BNP Paribas	$(2)	$—	$—	$(2)
State Street	—	—	—	—
U.S. Bank	(88)	88	—	—
Total	(90)	88	—	(2)

4.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust, subject to a minimum annual fee.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Government Money Market Fund and 0.25% of the Class N Shares of the Fixed Income Funds and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Pursuant to a Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Plan is transmitted to CNR Securities, LLC (“CNR Securities”) as Sub-Distribution Coordinator. CNR Securities then reallows those fees to broker-dealers and service providers, including the Adviser and other affiliates, for payments for distribution services of the type identified in the Plan, and retains any undistributed balance of fees received from the Distributor.

The Government Money Market Fund has contractually agreed to limit the distribution fee payable by Class S shares of the Fund to 0.45% through January 31, 2025. Any time prior to January 31, 2025, the arrangement may be terminated without penalty by the Board.

U.S. Bank Global Fund Services (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into a Shareholder Services Agreement that permits payment of compensation to City National Bank (“CNB”), its affiliates (including City National Rochdale) and others, which provide certain specified shareholder services to shareholders of all classes of each Fund, except for the Institutional Class shares. As compensation for the provision of such services, each Fund will pay CNB a fee of 0.25% of the average daily net assets of the applicable classes on an annual basis, payable monthly.

CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the year ended September 30, 2024, CNB and City National Rochdale received $27,347,753 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, CNB or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

5.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreement, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Municipal High Income Fund	0.50
Fixed Income Opportunities Fund	0.50
Equity Income Fund	0.50
U.S. Core Equity Fund	0.40

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

notes to financial statements
September 30, 2024

City National Rochdale has contractually agreed to waive the management fee for the Government Money Market Fund such that the fee charged is 0.15% through January 31, 2025. Anytime prior to January 31, 2025, the arrangement may be terminated without penalty (a) by the Board, or (b) by the Adviser effective no earlier than January 31, 2025, upon at least 60 days’ prior written notice. Management fees waived by the Adviser pursuant to this arrangement will not be eligible for reimbursement by the Fund to the Adviser. The Adviser has agreed to voluntarily waive additional Management Fees for the Fund such that the fee charged is 0.04%. This additional voluntary waiver may be terminated at any time.

As of September 30, 2024, Alcentra LTD, Alcentra NY, LLC, AllFinancial Partners II LLC, Federated Investment Management Company, Seix Investment Advisors LLC, and T. Rowe Price Associates, Inc. act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. The voluntary expense limitations (expressed as percentages of the average daily net assets) are as follows:

Fixed Income Opportunities Fund
Institutional Class	n/a
Class N	1.09%
Servicing Class	n/a

6.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the year ended September 30, 2024, were as follows for the Fixed Income Funds and Equity Funds:

	Purchases		Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)	U.S. Gov’t (000)	Other (000)
Municipal High Income Fund	$—	$162,504	$—	$463,845
Fixed Income Opportunities Fund	—	503,298	—	848,008
Equity Income Fund	—	52,126	—	109,445
U.S. Core Equity	—	77,883	—	131,751

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7.	FEDERAL TAX INFORMATION:

Each Fund intends to continue to qualify as a regulated investment company for U.S. Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for U.S. Federal income taxes are required.

Management has analyzed the Funds’ tax positions taken on U.S. Federal income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with U.S. Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of September 30, 2024 is primarily related to investments in partnerships and cumulative CFC book income/gain that have been reclassified to (from) the following accounts:

	Distributable Earnings (Loss) (000)	Paid-in Capital (000)
Fixed Income Opportunities Fund	$31,709	$(31,709)

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

The tax character of dividends and distributions declared during the years ended September 30, 2024, and September 30, 2023, were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2024	$—	$369,854	$—	$—	$369,854
2023	—	260,999	—	—	260,999
Municipal High Income Fund
2024	$38,753	$1,461	$—	$—	$40,214
2023	46,813	2,078	—	—	48,891
Fixed Income Opportunities Fund
2024	$—	$122,108	$—	$—	$122,108
2023	—	210,639	—	—	210,639
Equity Income Fund
2024	$—	$4,143	$—	$—	$4,143
2023	—	5,535	25,253	—	30,788
U.S. Core Equity Fund
2024	$—	$2,943	$41,338	$—	$44,281
2023	—	1,038	7,275	—	8,313

As of September 30, 2024, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)*	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$30,645	$—	$—	$—	$—	$(30,618)	$27
Municipal High Income Fund	4,934	—	—	(244,615)	—	(21,126)	(2,774)	(263,581)
Fixed Income Opportunities Fund	—	—	—	(796,638)	—	(260,257)	(1,448)	(1,058,343)
Equity Income Fund	—	156	9,856	—	—	39,257	9	49,278
U.S. Core Equity Fund	—	—	59,828	—	—	212,470	—	272,298

*	Other temporary differences primarily consist of dividend payable and Late Year Ordinary Losses.

Post-October losses and Late-Year losses, if any, represent losses realized on investments and foreign currency transactions from November 1, 2023, through September 30, 2024, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. The Funds did not elect to defer any Post-October Losses in the current year.

Late-Year losses, if any, represent certain ordinary and specified losses which occur after December 31, 2023 and October 31, 2023, respectively, through September 30, 2024, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. The Fixed Income Opportunities Fund elected to defer $1,450,532 of such losses in the current year.

The Funds have capital losses carried forward as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Municipal High Income Fund	$107,581	$137,034	$244,615
Fixed Income Opportunities Fund	152,225	644,413	796,638

The aggregate gross unrealized appreciation on investments, the aggregate gross unrealized depreciation on investments and the net unrealized appreciation/(depreciation) for tax purposes as of September 30, 2024, for each of the Fixed Income Funds’ and Equity Funds’ investments were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Municipal High Income Fund	$851,066	$38,309	$(59,435)	$(21,126)
Fixed Income Opportunities Fund	2,186,573	46,031	(306,288)	(260,257)
Equity Income Fund	107,795	39,945	(688)	39,257
U.S. Core Equity Fund	200,064	214,188	(1,718)	212,470

CITY NATIONAL ROCHDALE FUNDS | PAGE 95

notes to financial statements
September 30, 2024

At September 30, 2024, the Government Money Market Fund’s cost of securities for U.S. Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

8.	CONCENTRATION OF RISK:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Fixed Income Opportunities Fund and the Equity Income Fund may invest in exchange-traded notes (“ETNs”), each as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Funds will generally invest in ETNs which are linked to commodities indexes. A Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return expected and may suffer a loss.

The Municipal High Income Fund and Fixed Income Opportunities Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and investors are subject to a greater risk that the issuer may not be able to pay interest or dividends, or repay the principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

LIBOR Risk

LIBOR was a leading benchmark or reference rate for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. On July 27, 2017, the United Kingdom’s Financial Conduct Authority (FCA) announced the gradual phase out of the LIBOR rate, with nearly all LIBOR rate publications having ceased as of June 30, 2023 (some LIBOR rates continue to be published, but only on a temporary and synthetic basis). Alternatives to LIBOR have been established and others may be developed. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, has identified the Secured Overnight Financial Rate (“SOFR”) as the preferred alternative rate to LIBOR. SOFR is a relatively new index calculated by short-term repurchase agreements, backed by U.S. Treasury securities. There remains uncertainty surrounding the nature of any replacement rates.

The transition to a new reference rate may result in (i) increased volatility or illiquidity in markets for instruments or contracts that previously relied on or still rely on LIBOR; (ii) a reduction in the value of certain instruments or contracts held by a Fund; (iii) reduced effectiveness of related Fund transactions, such as hedging; (iv) additional tax, accounting and regulatory risks; or (v) costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments or contracts using an alternative rate will have the same volume or liquidity.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

9.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the year ended September 30, 2024, and the year ended September 30, 2023, was as follows (000):

	Government Money Market Fund		Municipal High Income Fund
	2024	2023	2024	2023
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	429,391	2,349,457	14,861	25,198
Shares issued in lieu of dividends and distributions	6,920	20,194	1,346	1,553
Shares redeemed	(1,100,521)	(2,052,969)	(29,862)	(48,815)
Net Class N transactions	(664,210)	316,682	(13,655)	(22,064)
Class S:
Shares issued	4,109,648	4,509,922	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—
Shares redeemed	(4,348,034)	(3,764,560)	—	—
Net Class S transactions	(238,386)	745,362	—	—
Servicing Class:
Shares issued	15,193,996	22,199,561	6,272	12,384
Shares issued in lieu of dividends and distributions	266,028	145,596	294	412
Shares redeemed	(14,732,734)	(19,921,782)	(26,280)	(27,792)
Net Servicing Class transactions	727,290	2,423,375	(19,714)	(14,996)

	Fixed Income Opportunities Fund		Equity Income Fund		U.S. Core Equity Fund
	2024	2023	2024	2023	2024	2023
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	—	—	4	1
Shares issued in lieu of dividends and distributions	—	—	—	—	1	—
Shares redeemed	—	—	—	—	(1)	(1)
Net Institutional Class transactions	—	—	—	—	4	—
Class N:
Shares issued	17,034	21,051	380	800	1,588	991
Shares issued in lieu of dividends and distributions	4,414	7,601	79	581	890	166
Shares redeemed	(41,216)	(78,552)	(2,209)	(1,542)	(2,448)	(1,443)
Net Class N transactions	(19,768)	(49,900)	(1,750)	(161)	30	(286)
Servicing Class:
Shares issued	—	—	—	—	795	555
Shares issued in lieu of dividends and distributions	—	—	—	—	90	18
Shares redeemed	—	—	—	—	(1,449)	(1,148)
Net Servicing Class transactions	—	—	—	—	(564)	(575)

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

notes to financial statements
September 30, 2024

10.	LINE OF CREDIT:

The Funds, except for the Government Money Market Fund, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund are limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%. The line of credit matures, unless renewed by September 3, 2025. The line of credit is with the Custodian. The Funds have authorized the Custodian to charge any of the accounts of the Funds for any missed payments. Interest expense amounts are shown as Interest Expense on Borrowings on the Statements of Operations.

Borrowing activity under the LOC for the year ended September 30, 2024, was as follows:

Fund	Maximum Amount of Line of Credit (000)	Interest Expense (000)	Average Rate	Average Borrowings (000)	Maximum Amount Outstanding (000)
Municipal High Income Fund	$300,000	$1	8.00%	$1,360	$1,450
Fixed Income Opportunities Fund	300,000	936	8.00%	23,913	80,517
Equity Income Fund	300,000	7	8.00%	517	1,937

For the year ended September 30, 2024 there was no LOC activity outstanding.

11. SUBSEQUENT EVENTS:

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements, and no issues were noted to disclose.

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

report of independent registered public accounting firm

To the Shareholders and Board of Trustees
of City National Rochdale Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of City National Rochdale Government Money Market Fund, City National Rochdale Municipal High Income Fund, City National Rochdale Fixed Income Opportunities Fund, City National Rochdale Equity Income Fund, and City National Rochdale U.S. Core Equity Fund (the “Funds”), each a series of City National Rochdale Funds, as of September 30, 2024, the related statements of operations and cash flows (for City National Rochdale Fixed Income Opportunities Fund only) for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations and cash flows (for City National Rochdale Fixed Income Opportunities Fund only) for the year then ended, and the changes in net assets and financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended September 30, 2022, and prior, were audited by another auditor whose report, dated November 29, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodians, brokers, agent banks, insurance companies and by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 27, 2024

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

notice to shareholders (Unaudited)
September 30, 2024

For shareholders that do not have a September 30, 2024, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2024, taxable year end, please consult your tax advisor as to the pertinence of this notice.

For California income tax purposes, for the fiscal year ended September 30, 2024, the Municipal High Income Fund is designating 7.93% of its distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

For Federal income tax purposes, for the fiscal year ended September 30, 2024, each Fund is designating the following items with regard to distributions paid during the year:

	(A) Long Term Capital Gain Distributions	(B) Return of Capital	(C) Ordinary Income Distributions	(D) Tax Exempt Interest	(E) Total Distributions	(F) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)	(G) Qualifying Dividend Income (2)	(H) U.S. Government Interest (3)	(I) Interest Related Dividends (4)	(J) Qualified Short-Term Capital Gain Dividends (5)	(K) Foreign Tax Credit
Government Money Market Fund	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	77.63%	79.60%	100.00%	0.00%
Municipal High Income Fund(3)	0.00%	0.00%	3.54%	96.46%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fixed Income Opportunities Fund(3)	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Equity Income Fund(3)	0.00%	0.00%	100.00%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
U.S. Core Equity Fund(3)	93.35%	0.00%	6.65%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	100.00%	0.00%

(1)	“Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2)	“Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represent the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	“Interest Related Dividends” represent qualifying interest that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004.

(5)

“Short-Term Capital Gain Dividends” represent qualifying short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004.

Items (A), (B), (C), (D), (E) and (K) are based on the percentage of each fund’s total distribution.

Items (F) and (G) are based on the percentage of “Ordinary Income Distributions.”

Item (H) is based on the percentage of gross income of each Fund.

Item (I) is based on the percentage of net investment income distributions.

Item (J) is based on the percentage of short-term capital gain distributions.

CITY NATIONAL ROCHDALE FUNDS | PAGE 100

board approval of advisory and sub-advisory agreement
(Unaudited)

The Board of Trustees (the “Board”) of City National Rochdale Funds (the “Trust”) is comprised of six Trustees, all of whom are “Independent Trustees” (i.e., not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended). At in-person meetings held on April 3, 2024, and May 16, 2024, the Board considered and approved the renewal of the following advisory and sub-advisory agreements:

●

The advisory agreement between City National Rochdale, LLC (the “Adviser”) and the Trust, on behalf of the City National Rochdale Government Money Market Fund (the “Money Market Fund”), City National Rochdale Municipal High Income Fund (the “Municipal High Income Fund”), City National Rochdale Fixed Income Opportunities Fund (the “Fixed Income Opportunities Fund”), City National Rochdale Equity Income Fund (the “Equity Income Fund”), and City National Rochdale U.S. Core Equity Fund (the “U.S. Core Equity Fund”) (each, a “Fund” and collectively, the “Funds”);

●	The advisory agreement between the Adviser and CNR FIOF Investments (Ireland) Limited (the “Irish Company”), a company organized under the laws of Ireland;

●	The sub-advisory agreement between the Adviser and Alcentra Limited, with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement among the Adviser, Alcentra Limited and Alcentra NY, LLC (“Alcentra NY” and together with Alcentra Limited, “Alcentra”), with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement between the Adviser and AllFinancial Partners II, LLC (“AllFinancial”), with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement between the Adviser and Federated Investment Management Company (“Federated”), with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement between the Adviser and Seix Investment Advisors LLC (“Seix”), with respect to the Fixed Income Opportunities Fund; and

●	The sub-advisory agreement between the Adviser and T. Rowe Price Associates, Inc. (“T. Rowe Price”), with respect to the Fixed Income Opportunities Fund.

The advisory and sub-advisory agreements listed above are collectively referred to below as the “Agreements.” Alcentra Limited, Alcentra NY, AllFinancial, Federated, Seix, and T. Rowe Price are collectively referred to below as the “Sub-Advisers.”

General Information

The following information summarizes the Board’s considerations associated with its review of the Agreements. In connection with their deliberations, the Trustees considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Agreements were considered separately for each Fund and the Irish Company, although the Board took into account the common interests of the Funds and the Irish Company in its review. As described below, the Board considered the nature, quality and extent of the various services performed by the Adviser and each Sub-Adviser. In considering these matters, the Independent Trustees discussed the renewal of the Agreements with management and in private sessions with their independent counsel at which no representatives of the Adviser or the Sub-Advisers were present.

The Board reviewed extensive materials regarding investment results of the Adviser and each Sub-Adviser with respect to the Funds (or portions of the Fixed Income Opportunities Fund) they manage and the Irish Company, as applicable, advisory fee and expense comparisons, financial information with respect to the Adviser and each Sub-Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing various services to the Funds and the Irish Company. The Board also took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to renew the Agreements, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. In addition, each Board member did not necessarily attribute the same weight to each matter. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such renewal.

CITY NATIONAL ROCHDALE, LLC

Nature, Extent and Quality of Services

In reviewing the services provided by the Adviser to the Funds and the Irish Company, the Board considered a variety of matters, including the overall quality and depth of the Adviser’s organization, its overall financial strength and stability, its

CITY NATIONAL ROCHDALE FUNDS | PAGE 101

board approval of advisory and sub-advisory agreement
(Unaudited) (Continued)

commitment to compliance with applicable laws and regulations and the systems in place to ensure compliance with those requirements, its portfolio trading and soft dollar practices, and its disaster recovery and contingency planning practices. The Board also considered the experience, capability and integrity of the Adviser’s senior management, the background, education and experience of the Adviser’s personnel, and its efforts to retain, attract and motivate capable personnel to serve the Funds and the Irish Company. With respect to the Fixed Income Opportunities Fund, the Board considered the process the Adviser utilizes to select the Sub-Advisers and proactively oversee the Sub-Advisers with respect to various investment, valuation and compliance matters. The Board found all of these matters to be satisfactory.

Investment Performance

The Board assessed the performance of each Fund compared with the returns of its respective benchmark index or indexes and the averages of the funds included in its respective fund universe selected by Lipper, Inc. (each, a “Lipper Universe”), for the one-, three-, five-, ten- and 15-year and since inception periods ended December 31, 2023, as applicable. In addition, the Board reviewed the performance of each Fund compared to the average returns of certain funds (each, a “Peer Group” and collectively, the “Peer Groups”) in the Fund’s Lipper Universe selected by the Funds’ administrator based on the Fund’s total net assets, for the one-, three-, five-, ten- and 15-year periods ended December 31, 2023, as applicable. With respect to the performance results of the Funds, the Trustees noted that the meeting materials indicated as follows:

●

The Money Market Fund (Servicing Class) outperformed the average returns of the funds in the Lipper U.S. Government Money Market Classification Universe for the one-, three-, five-, ten- and 15-year periods, but underperformed the Lipper Universe average return (by 0.06%) for the since inception period. The Trustees observed that the Fund’s yield continued to increase in 2023 as the Federal Reserve continued its interest rate hiking cycle, and that the Fund had outperformed its Peer Group average returns over the one-, three-, five-, and ten-year periods through February 29, 2024. The Trustees also considered the Adviser’s explanation that the floating rate notes that were previously purchased had contributed to the growth of the Fund’s gross yield.

●

The Municipal High Income Fund (Servicing Class) underperformed the average returns of the funds in the Lipper High Yield Municipal Classification Universe (by 1.53% or less), and the Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Unhedged USD Index returns (by 2.94% or less) for the one-, three-, five-, and ten-year and since inception periods. The Trustees considered the Adviser’s explanation that the Fund’s underperformance for the one-year period as compared to the Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Unhedged USD Index was largely due to shorter, higher quality bonds in which the Index has a heavier weighting than the Fund. The Trustees also considered the Adviser’s expectation that this trend will reverse in 2024, as investors search for more yield and become more comfortable with lower inflation. The Trustees further considered the Adviser’s assertion that the net redemptions that occurred in 2023 caused the Fund to sell bonds at suboptimal times and prices, contributing to the underperformance, and that maintaining duration at the level of the Index is appropriate given the likelihood of continued interest rate volatility.

●

The Fixed Income Opportunities Fund (Class N) outperformed the Bloomberg Global Credit-Corp Total Return Hedged Index returns for the one- and three-year periods, but underperformed the Index returns (by 0.33% or less) for the five- and ten-year and since inception periods. The Fund outperformed the Blended Index (a hybrid index composed of 40% Bloomberg Multiverse Total Return Index Value Hedged USD, 35% S&P Global Leveraged Loan Index, and 25% Bloomberg Emerging Markets High Yield Index) returns for the one- and three-year periods, but underperformed the Blended Index returns (by 0.56% or less) for the five- and ten-year and since inception periods. The Fund outperformed the average return of the funds in the Lipper Global High Yield Funds Classification Universe for the one-year period, but underperformed the Lipper Universe average returns (by 1.84% or less) for the three-, five-, and ten-year and since inception periods. The Trustees observed the Fund’s 11.84% return for the year ended December 31, 2023, and its outperformance of the Blended Index for the same period. The Trustees also considered the Adviser’s belief that the Lipper Universe does not provide for a meaningful comparison to the Fund in terms of performance because the funds in the Lipper Universe generally do not have exposure to structured credit, leveraged loans or emerging market bonds, which constitute approximately 70% of the Fund’s assets.

CITY NATIONAL ROCHDALE FUNDS | PAGE 102

●

The Equity Income Fund (Class N) underperformed the Dow Jones U.S. Select Dividend Index returns (by 6.62% or less) and the Lipper Equity Income Funds Classification Universe average returns (by 16.49% or less) for the one-, three-, five-, ten- and 15-year and since inception periods. The Trustees considered the Adviser’s explanation that the Fund’s underperformance was primarily due to the underperformance in the financial services sector following the March 2023 regional bank failures, stock selection in the utilities sector, and the Fund’s modest defensive tilt in sector weightings and individual stock holdings. The Trustees also considered (i) the Adviser’s response as 2023 progressed, which included a moderation in the Fund’s defensive tilt towards neutral, (ii) the Fund’s recent 8.5% performance on an absolute basis, and (iii) the Fund’s track record of being a Lipper Leader in capital preservation and expenses for all time periods.

●

The U.S. Core Equity Fund (Institutional Class) outperformed the average returns of the funds in the Lipper Large Cap Core Funds Classification Universe for the five- and ten-year and since inception periods, but underperformed the Lipper Universe average returns (by 0.95% or less) for the one- and three-year periods. The Fund underperformed the S&P 500 Index returns (by 2.90% or less) for the one-, three-, five-, and ten-year and since inception periods. The Trustees observed the Fund’s one-year return of 23.39% and considered the Adviser’s assertion that the Fund’s positive returns were helped by its overweight positions in financial services and consumer staples distribution and retail, and its underweighted positions in defensive pharmaceuticals, biotechnology and life sciences.

The Board concluded that the Adviser continued to provide high quality management and oversight services to the Funds and the Irish Company. The Board noted that the investment results of the Funds over the long term were generally competitive; that the Adviser had given reasonable explanations for the performance of those Funds that had underperformed relative to their benchmarks and Peer Groups and had explained the impact of market conditions on the performance of the Funds; that the Adviser’s compliance team had made enhancements to the Funds’ and Adviser’s compliance programs during the past year; that the Adviser had historically replaced portfolio managers and/or sub-advisers for Funds or strategies that experienced performance challenges; that the results for the Money Market Fund compared to its Peer Group were acceptable given the special services and investment focuses of the Fund; and that consideration of returns of market indexes needed to take into account that indexes do not reflect the expenses of operating mutual funds.

Advisory Fees and Fund Expenses

The Board then reviewed information regarding the advisory fees (both before and after waivers) charged by the Adviser to each Fund, and the total expenses (net of fee waivers) for the last fiscal year of a share class of each Fund (as percentages of their respective average annual net assets), as compared to those of the funds included in its respective Lipper Universe and Peer Group.

The Board observed that the meeting materials indicated as follows with respect to the Funds’ investment advisory fees (gross of fee waivers) as of December 31, 2023:

●	The gross advisory fees paid by the Fixed Income Opportunities Fund, Equity Income Fund, and U.S. Core Equity Fund were below their respective Peer Group and Lipper Universe averages.

●	The gross advisory fees paid by the Money Market Fund and Municipal High Income Fund were below their respective Lipper Universe averages, but above their respective Peer Group averages.

The Board noted that with the exception of the strategies listed below, the Adviser does not manage investment portfolios for other registered investment companies, pension funds or institutional accounts that have similar investment objectives and policies as the Funds, so it did not have a basis to compare certain Funds’ advisory fees with advisory fees charged by the Adviser to other comparable client accounts. The Board also noted that the Adviser manages discretionary client account assets in the Core Equity and Equity Income strategies, in accordance with investment policies similar to those of the U.S. Core Equity Fund and Equity Income Fund, respectively. The Trustees reviewed the Adviser’s fee schedules and concluded that the advisory fees charged to the U.S. Core Equity Fund and Equity Income Fund were generally in the range of, and in some instances lower than, the fees that the Adviser charged to manage client accounts using similar strategies as those used by those Funds. The Trustees considered the Adviser’s explanation that the fees published in its fee schedules are applicable to each client’s entire account, regardless of the strategies used to manage the assets in the account, and that such fees are subject to negotiation. The Trustees also noted that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to separate accounts that

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board approval of advisory and sub-advisory agreement
(Unaudited) (Continued)

the Adviser manages. The Trustees also considered that any net advisory fees retained by the Adviser with respect to the Funds, after the payment of any sub-advisory fees, are rebated to shareholders investing in the Funds through separate accounts managed by the Adviser.

The Board observed that the meeting materials indicated as follows with respect to the total expense ratios of each Fund (net of fee waivers):

●

The total expense ratios of the Institutional Class of the U.S. Core Equity Fund, and the Servicing Class of the Money Market Fund and the U.S. Core Equity Fund, were below both their respective Peer Group and Lipper Universe averages.

●	The total expense ratio of the Servicing Class of the Municipal High Income Fund was below its Lipper Universe average, but above its Peer Group average.

●

The total expense ratios of Class N of the Money Market Fund, the Fixed Income Opportunities Fund, and the U.S. Core Equity Fund were below their respective Peer Group averages, but above their respective Lipper Universe averages.

●	The total expense ratios of Class N of the Equity Income Fund and the Municipal High Income Fund were above both their respective Peer Group and Lipper Universe averages.

The Board concluded that the advisory fees charged by the Adviser were fair and reasonable in relation to the value of services provided, and the total expenses of each Fund continued to be reasonable in light of the services provided, noting the different expense structures and arrangements for shareholder services and distribution of the various classes of the Funds.

Profitability, Benefits to the Adviser and Economies of Scale

The Board next considered information prepared by the Adviser relating to its costs and profits with respect to the Funds for the year ended December 31, 2023. The Board also considered the benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds (other than the investment advisory fees paid to the Adviser), including fees paid to the Adviser, City National Bank (“CNB”), City National Securities, Inc., and CNR Securities, LLC for providing certain shareholder servicing and/or sub-distribution services to the Funds and/or their shareholders, as applicable; benefits to CNB’s brokerage and wealth management business as a result of the availability of the Funds to its customers; and any research received from broker-dealers that execute transactions on behalf of the Funds. The Trustees recognized the competitiveness of the registered fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability. The Board recognized the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business, and noted that other profitability methodologies might also be reasonable. The Board observed that the profits of the Adviser from its relationships with the Funds were reasonable.

The Board also considered potential economies of scale realized by the Adviser as the Funds grow and how any such economies are shared with the Funds, reviewing information prepared by the Adviser relating to the Trust’s assets, as well as the assets of each Fund. The Board considered the Adviser’s explanation that it shares any economies of scale achieved with Fund shareholders through means other than breakpoints, such as expense caps and fee waivers, and the investments that the Adviser had made in its business over the past year, including devoting resources to innovation. Based on this explanation, the Board concluded that although there were no advisory fee breakpoints, the existing fee structure of each Fund reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that it would have the opportunity to periodically reexamine the appropriateness of the advisory fees payable to the Adviser in light of any economies of scale experienced in the future.

Conclusion

The Board and the Independent Trustees concluded that, based on the various factors they had reviewed, the compensation payable to the Adviser under the advisory agreements was fair and reasonable in light of the nature and quality of the services the Adviser provided to the Funds and the Irish Company, and that renewal of the advisory agreements would be in the best interests of each Fund and the Irish Company, and their respective shareholders.

SUB-ADVISERS

Nature, Extent and Quality of Services

In reviewing the services provided by each Sub-Adviser, the Board considered a variety of matters, including the overall quality and depth of each Sub-Adviser’s organization and its overall financial strength and stability. The Board also considered, among other things, the investment operations and staff of each Sub-Adviser, its commitment to compliance with applicable laws and regulations and the Trust’s compliance policies and procedures, its portfolio trading and soft dollar practices, and its

CITY NATIONAL ROCHDALE FUNDS | PAGE 104

disaster recovery and contingency planning practices. In addition, the Board considered the background, education and experience of each Sub-Adviser’s key portfolio management and operational personnel, and each Sub-Adviser’s efforts to retain, attract and motivate capable personnel to serve the Fixed Income Opportunities Fund. The Board found all of these matters to be satisfactory.

Investment Performance

The Board reviewed information provided in the meeting materials setting forth the performance of the portion of the Fixed Income Opportunities Fund sub-advised by each Sub-Adviser compared with applicable benchmarks for various periods ended December 31, 2023. The Board made the following additional observations in reviewing the performance of the following Sub-Advisers of the Fixed Income Opportunities Fund:

●	The annualized returns for the portion of the Fund managed by Federated were above the returns of the Bloomberg U.S. Corporate High Yield Index for the one-, three-, and five-year periods.

●

The annualized returns for the leveraged loan portfolio of the Fund managed by Seix were above the returns of the S&P LSTA U.S. Leveraged Loan Index for the one- and three-year periods, but below the Index’s return (by 0.09%) for the five-year period. The return for the high yield bond portfolio of the Fund managed by Seix was above the return for the Bloomberg U.S. Corporate High Yield Index for the one-year period.

●

The annualized returns for the portion of the Fund managed by Alcentra (European leveraged loans) were above the returns of the S&P LSTA European Leveraged Loan Index for the one-, three-, and five-year periods. The annualized returns for the portion of the Fund managed by Alcentra (U.S./European structured credit) were above the returns of the Palmer Square CLO Debt Index for the one-, three-, and five-year periods.

●

The return for the portion of the Fund managed by T. Rowe Price (the main portfolio) was above the return of the ICE BofA High Yield U.S. Emerging Markets Corporate Plus Index for the one-year period. The return for the portion of the Fund managed by T. Rowe Price (the liquid portfolio) was above the return of the ICE BofA High Yield U.S. Emerging Markets Corporate Plus Index for the one-year period.

The Board also considered and reviewed information related to the services AllFinancial provides in respect of life settlement policies held by the Fixed Income Opportunities Fund.

The Board noted that, while not all of the Sub-Advisers outperformed their respective benchmarks for the periods under evaluation, in each case the Adviser reviewed the Sub-Adviser’s performance relative to current market conditions and with an understanding of the Sub-Adviser’s style and philosophy. The Board considered the investment results of the Fixed Income Opportunities Fund to be generally competitive, and determined that each of Alcentra Limited, Alcentra NY, AllFinancial, Federated, Seix, and T. Rowe Price continued to provide high quality sub-advisory services to the Fixed Income Opportunities Fund.

Sub-Advisory Fees and Benefits to Sub-Advisers

The Board reviewed information included in the meeting materials regarding the sub-advisory fees charged by each Sub-Adviser, and observed that the fees charged by each Sub-Adviser to the Fixed Income Opportunities Fund were generally equal to or lower than the fees it charged to its other advisory or sub-advisory clients, as applicable, to manage comparable mutual funds, private funds, and separate accounts. The Board noted that although certain Sub-Advisers charged lower fees to other mutual funds advised by the Sub-Advisers, those funds were significantly larger than the Fixed Income Opportunities Fund. The Trustees noted that the Adviser pays all sub-advisory fees out of its advisory fees. The Board also noted that the Adviser evaluates each Sub-Adviser’s fees relative to those of its respective asset class peer groups in an effort to ensure that they are reasonable and appropriate in light of the services provided. In addition, the Board considered the different advisory and sub-advisory fee splits of the Fixed Income Opportunities Fund, and noted the Adviser’s beliefs that the fees paid to the Sub-Advisers are priced at competitive levels, and that the overall advisory fees, gross advisory fees and sub-advisory fees are fair and reasonable in light of the services provided to the Funds by the Adviser and the Sub-Advisers, as applicable.

The Board also considered the benefits received by each Sub-Adviser and its affiliates as a result of its relationship with the Fixed Income Opportunities Fund (other than the sub-advisory fee paid to the Sub-Adviser), including any research services made available to the Sub-Adviser by broker-dealers providing execution services to the Fund, the intangible benefits of the Sub-Adviser’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

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board approval of advisory and sub-advisory agreement
(Unaudited) (Continued)

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to each Sub-Adviser pursuant to its respective sub-advisory agreement was fair and reasonable in light of the nature and quality of the services provided by each Sub-Adviser to the Fixed Income Opportunities Fund, and that it would be in the best interests of the Fund and its shareholders to renew the sub-advisory agreements with each of Alcentra Limited, Alcentra NY, AllFinancial, Federated, Seix, and T. Rowe Price.

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CITY NATIONAL ROCHDALE FUNDS | PAGE 108

THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

City National Rochdale®

AN RBC/CITY NATIONAL COMPANY

CNR-AR-001-2300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Items 19. Exhibits.

(a)(1) Code of Ethics is attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds
/s/ Gregg Giaquinto
By (Signature and Title)	Gregg Giaquinto,
Principal Executive Officer

Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregg Giaquinto
Gregg Giaquinto,
Principal Executive Officer

Date: December 9, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Principal Financial Officer

Date: December 9, 2024